                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 002-28871
                                                              File No. 811-01485

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

         Pre-Effective Amendment No.                                  / /

         Post-Effective Amendment No.           72                    /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

         Amendment No.     72

                         DELAWARE GROUP EQUITY FUNDS III
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            October 28, 2006
                                                                ----------------

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    /X/     on October 28, 2006 pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a)(1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a)(2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

   / /      This post-effective  amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 72 to Registration File No. 002-28871 includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A - Prospectuses

4.       Part B - Statement of Additional Information

5.       Part C - Other Information

6.       Signatures

7.       Exhibits

GROWTH-EQUITY                                            Delaware Investments(R)
                                             A member of Lincoln Financial Group

Prospectus        OCTOBER 28, 2006

                  DELAWARE AMERICAN SERVICES FUND
                  CLASS A o CLASS B o CLASS C o CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                              page     2
Delaware American Services Fund                                    2

How we manage the Fund                                    page     6
Our investment strategies                                          6
The securities we typically invest in                              7
The risks of investing in the Fund                                 9
Disclosure of portfolio holdings information                      10

Who manages the Fund                                      page    11
Investment manager                                                11
Portfolio managers                                                11
Who's who?                                                        12

About your account                                        page    13
Investing in the Fund                                             13
   Choosing a share class                                         13
   Dealer compensation                                            16
Payments to intermediaries                                        16
How to reduce your sales charge                                   17
How to buy shares                                                 21
Fair valuation                                                    22
Retirement plans                                                  22
Document delivery                                                 22
How to redeem shares                                              23
Account minimums                                                  24
Special services                                                  25
Exchanges                                                         25
Frequent trading of Fund shares                                   27
Dividends, distributions and taxes                                29
Certain management considerations                                 30

Financial highlights                                      page    32

Glossary                                                  page    34

Additional information                                    page    37

                                       1

Profile: Delaware American Services Fund

What is the  Fund's  goal?  Delaware  American  Services  Fund  seeks to provide long-term capital growth.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in stocks of
U.S.  companies  in the  financial  services,  business  services  and  consumer services sectors.  The Fund may from time to time focus more on any one of these sectors  over the others  and may invest in  securities  of  companies  in other service sectors.  The Fund employs a bottom-up stock selection  approach to find companies we believe to be the leading  companies in each of these  sectors.  We evaluate  a  stock's  characteristics,  as  well  as  the  individual  company's management capabilities and financial strength. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies. Under normal circumstances,  the Fund will invest at least 80% of its net assets in American  services  companies (the "80% policy") and may invest up to 20% of its net assets in foreign securities.

What are the main risks of investing  in the Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment in the Fund will increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio. This Fund will be affected by declines in stock prices.

Although  the Fund will not  invest  more than 25% of its net  assets in any one industry,  the Fund may from time to time  invest a  significant  portion of its assets  in the  financial  services,  business  services  or  consumer  services sectors.  In  instances  when there is greater  concentration  in the  financial services  sector,  the Fund may be  particularly  sensitive  to  changes  in the general  market and  economic  conditions  that  affect that  sector.  Financial services companies are subject to extensive government regulation which tends to limit the  financial  commitments  that the  companies can make and the interest rates and other fees they can charge.  These  limitations can have a significant effect on the  profitability of a financial  services company.  Also,  financial services  companies may be hurt when interest  rates rise sharply,  although not all  participants are affected  equally.  These stocks may also be vulnerable to rapidly rising inflation.  Moreover, government deregulation of the industry may stall,  which could limit the profit  potential  of  industry  participants.  In instances where the Fund concentrates more heavily in the other two sectors, the
Fund may be  particularly  sensitive  to the general  market and other  economic conditions affecting companies within those sectors.

In  addition,  the  smaller  companies  that the Fund may invest in may  involve greater risk than other companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic conditions.  Stocks of smaller  companies may  experience  volatile  trading and price fluctuations, especially in the short-term.

The Fund is considered  "non-diversified"  under the federal laws and rules that regulate  mutual funds.  That means the Fund may allocate more of its net assets to investments in a single  security than a "diversified"  fund.  Because of the small number of different  stocks held by the Fund, a change in the price of any single  stock may have a  significant  effect on the Fund's  performance.  Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

Who should invest in the Fund

o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors seeking exposure to the capital appreciation opportunities of the service sectors of the market.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors who are unwilling to accept the risks of a non-diversified,  more concentrated fund focusing on companies in limited market sectors.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware American Services Fund performed?

This bar chart and table on page 4 can help you  evaluate the risks of investing in the Fund.  We show how  annual  returns  for the Fund's  Class A shares  have varied over the past six calendar  years,  as well as the average annual returns of Class A, B, C and R shares for one-year,  five-year and lifetime periods,  as applicable.  Prior to  March  1,  2001,  the  Fund  had not  engaged  in a broad distribution  effort of its  shares and had been  subject to limited  redemption
requests.   The  Fund's  past  performance  (before  and  after  taxes)  is  not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower without the expense caps.  Instances of high double-digit returns are highly  unusual,  cannot be sustained,  and were achieved  primarily  during favorable market conditions.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

-------- ------- ------- ------- ------- -------
   2000    2001    2002    2003    2004    2005
-------- ------- ------- ------- ------- -------
 38.79%  12.07%  -7.82%  48.65%  23.31%   4.64%
-------- ------- ------- ------- ------- -------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 6.54%.  During the periods  illustrated  in this bar chart,  Class A's highest quarterly return was 33.79% for the quarter ended March 31, 2000 and its lowest quarterly return was -15.86% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

                                       3

Average annual returns for periods ending 12/31/05
--------------------------------------------------------- ------- ------- -----------
                                                          1 year  5 years Lifetime**
--------------------------------------------------------- ------- ------- -----------
Class A return before taxes                               (1.38)%  13.32%   17.55%
--------------------------------------------------------- ------- ------- -----------
Class A return after taxes on distributions               (1.38)%  12.30%   15.02%
--------------------------------------------------------- ------- ------- -----------
Class A return after taxes on distributions and sale of   (0.90)%  10.99%   13.73%
Fund shares
--------------------------------------------------------- ------- ------- -----------
Class B return before taxes*                              (0.20)%   N/A     14.30%
--------------------------------------------------------- ------- ------- -----------
Class C return before taxes*                               2.80%    N/A     14.58%
--------------------------------------------------------- ------- ------- -----------
Class R return before taxes                                 N/A     N/A      4.45%
--------------------------------------------------------- ------- ------- -----------
S&P 500 Composite Stock Index (reflects no deduction       4.91%   0.54%     9.07%
for fees, expenses or taxes)
--------------------------------------------------------- ------- ------- -----------

The  Fund's  returns  above  are  compared  to the  performance  of the  S&P 500
Composite Stock Index.  You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual  retirement  accounts  ("IRAs").  The  after-tax  returns  shown  are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  before  taxes  for Class B would be 3.80% and
     14.58% for the one-year and lifetime periods,  respectively. If shares were not redeemed,  the returns  before taxes for Class C would 3.80% and 14.58%
     for the  one-year and lifetime  periods,  respectively.  If shares were not redeemed,  the  returns  before  taxes  for  Class R would be 4.45% for the lifetime period.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception dates for Class A shares of the Fund was December 29,
     1999;  Class B and Class C shares was February 28, 2001; and Class R shares was October 1, 2005.  The S&P 500  Composite  Stock Index return is for the
     Fund's  Class A lifetime  period.  The Index return for Class B and Class C lifetimes was 1.84%.  The Index return for Class R lifetime was 3.82%.  The
     S&P 500 Composite  Stock Index reports returns on a monthly basis as of the last day of the month.  The Index return for Class A lifetime  reflects the return from  December 31, 1999 through  December 31, 2005;  for Class B and
     Class C  lifetimes  reflect  the return  from  February  28,  2001  through
     December  31,  2005;  and for Class R lifetime  reflects  the  return  from
     October 31, 2005 through December 31, 2005.

                                       4

What are the Fund's fees
and expenses?                CLASS                                      A          B         C          R
---------------------------- --------------------------------------- --------- ---------- --------- ----------
Sales charges are            Maximum sales charge (load)
fees paid directly           imposed on purchases as a
from your                    percentage of offering price               5.75%       none      none       none
investments when             --------------------------------------- --------- ---------- --------- ----------
you buy or sell              Maximum contingent deferred
shares of the Fund.          sales charge (load) as a
You do not pay               percentage of original
sales charges when           purchase price or redemption
you buy or sell              price, whichever is lower                none(1)   4.00%(2)  1.00%(3)       none
Class R shares.              --------------------------------------- --------- ---------- --------- ----------
                             Maximum sales charge (load)
                             imposed on  reinvested
                             dividends                                   none       none      none       none
                             --------------------------------------- --------- ---------- --------- ----------
                             Redemption fees                             none       none      none       none
                             --------------------------------------- --------- ---------- --------- ----------
                             Exchange fees(4)                            none       none      none       none
---------------------------- --------------------------------------- --------- ---------- --------- ----------
Annual fund                  Management fees                            0.75%      0.75%     0.75%      0.75%
operating expenses           --------------------------------------- --------- ---------- --------- ----------
are deducted from            Distribution and service
the Fund's assets.           (12b-1) fees                            0.30%(5)      1.00%     1.00%   0.60%(5)
                             --------------------------------------- --------- ---------- --------- ----------
                             Other expenses                             0.36%      0.36%     0.36%      0.36%
                             --------------------------------------- --------- ---------- --------- ----------
                             Total annual fund operating
                             expenses                                   1.41%      2.11%     2.11%      1.71%
                             --------------------------------------- --------- ---------- --------- ----------
                             Fee waivers and payments                 (0.05%)        ---       ---    (0.10%)
                             --------------------------------------- --------- ---------- --------- ----------
                             Net expenses                               1.36%      2.11%     2.11%      1.61%
                             --------------------------------------- --------- ---------- --------- ----------

                             CLASS (7)        A        B           B        C             C       R
                                                        (if redeemed)         (if redeemed)
 --------------------------- --------- -------- ------- ------------- ------- ------------- -------
 This example is             1 year       $706    $214          $614    $214          $314    $164
 intended to help            --------- -------- ------- ------------- ------- ------------- -------
 you compare the             3 years      $991    $661          $936    $661          $661    $529
 cost of investing           --------- -------- ------- ------------- ------- ------------- -------
 in the Fund to the          5 years    $1,297  $1,134        $1,359  $1,134        $1,134    $919
 cost of  investing          --------- -------- ------- ------------- ------- ------------- ------
 in other mutual funds       10 years   $2,165  $2,263        $2,263  $2,441        $2,441  $2,011
 with similar
 investment
 objectives. We
 show the
 cumulative amount
 of Fund expenses
 on a hypothetical
 investment of $10,000
 with an annual 5%
 return over the time
 shown.(6) For Class A
 and Class R shares,
 this example reflects
 the net operating
 expenses with
 applicable waivers for
 the one-year contractual
 period and total
 operating expenses
 without waivers for
 years two through ten.
 For Class B and
 Class C shares, this
 example assumes that
 the Fund's total
 operating expenses
 remain unchanged in
 each of the periods
 we show.  This is an
 example only,
 and does not represent
 future expenses, which
 may be greater or less
 than those shown here.
 ------------------------------------ ---------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)  The  Distributor  has  contracted  to limit the Class A and Class R shares'
     12b-1  fees  through  October  31,  2007 to no more than  0.25% and  0.50%, respectively, of average daily net assets.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       5

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments  for the Fund.  The following is a description  of how the portfolio managers pursue the Fund's investment goal.

          We take a disciplined approach to investing, combining investment strategies and risk management  techniques that can help  shareholders meet their goals.

We strive to identify  companies  that offer the potential  for long-term  price appreciation.  We invest at least 80% of the Fund's net assets in U.S. companies in the financial services,  business services and consumer services  industries.
From time to time,  the Fund may focus its  investments  on  companies in one of these  sectors  over  companies  in the  other two and may  invest in  companies outside of these three service sectors.

The Fund  employs a bottom-up  stock  selection  approach to find  companies  we believe to be the leading  companies in the services sectors of the economy.  In our search for such companies,  we will evaluate a stock's current  valuation by
reviewing  such  factors  as  price-to-earnings,   price-to-book,  price-to-free
cashflow and  revenues,  as well as historic and  projected  earnings and growth rates.  Additional factors,  including cost of capital and employee  utilization characteristics, such as revenue per employee, may also be taken into account.

Once we  identify  stocks  that  have  attractive  characteristics,  we  further evaluate the company.  We look at the  capability of the  management  team,  the strength of the company's  position  within its industry,  the potential for the company to develop new  products or markets,  how high the  company's  return on equity  is,  and  the  stringency  of the  company's  financial  and  accounting policies.

The Fund will invest in the common stocks of companies in the financial services industry. These may include, but are not limited to:

o Regional and money center banks     o Securities brokerage firms
o Thrift and savings banks            o Investment management firms
o Insurance companies                 o Publicly traded, government-sponsored
                                        financial intermediaries
o Financial conglomerates             o Home, auto and other specialty finance
                                        companies

The Fund will invest in the common stocks of companies in the business  services industry. These may include, but are not limited to:

o Database management companies       o Contract product distribution companies
o Environmental services companies    o Employment and staffing companies
o Consulting firms                    o Telemarketing firms
o Advertising companies               o Credit card processing companies

The Fund will invest in the common stocks of companies in the consumer  services industry. These may include, but are not limited to:

o Retail services
o Cable, media and publishing companies
o Leisure, lodging and entertainment companies
o Telecommunications companies
o Restaurants

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

--------------------------------------- ----------------------------------
              Securities                         How we use them
--------------------------------------- ----------------------------------
Common stocks: Securities that          We invest at least 65% of the
represent shares of ownership in a      Fund's total assets in equity
corporation. Stockholders participate   securities (including common
in the corporation's profits and        stocks and convertible
losses, proportionate to the number     securities).  Generally,
of shares they own.                     however, we invest 90% to 100%
                                        of net assets in common stock.
                                        We may invest in common stocks
                                        of any market capitalization.
--------------------------------------- ----------------------------------
American Depositary Receipts            We may invest without limit in
("ADRs"): ADRs are receipts issued by   ADRs and will do so when we
a depositary (usually a U.S. bank)      believe they offer greater value
and represent the bank's holdings of    and greater appreciation
a stated number of shares of a          potential than U.S. securities.
foreign corporation.  An ADR entitles
the holder to all dividends and
capital gains earned by the
underlying foreign shares. ADRs are
bought and sold on U.S. securities
exchanges in the same way as other
U.S. securities.
--------------------------------------- ----------------------------------
Convertible securities: Usually         We may invest in convertible
preferred stocks or corporate bonds     securities and select them on
that can be exchanged for a set         the basis of the common stock
number of shares of common stock at a   into which they can be
predetermined price.                    converted, not on the basis of
                                        the debt ratings of the
                                        convertible securities.
--------------------------------------- ----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer of securities, such     agreements as a short-term
as the Fund, and a seller of            investment for the Fund's cash
securities, in which the seller         position. In order to enter into
agrees to buy the securities back       these repurchase agreements, the
within a specified time at the same     Fund must have collateral of at
price the buyer paid for them, plus     least 102% of the repurchase
an amount equal to an agreed upon       price.  We will only enter into
interest rate. Repurchase agreements    repurchase agreements in which
are often viewed as equivalent to       the collateral is comprised of
cash.                                   U.S. government securities.
--------------------------------------- ----------------------------------
Restricted securities:                  We may invest in
Privately-placed securities whose       privately-placed securities,
resale is restricted under U.S.         including those that are
securities laws.                        eligible for resale only among
                                        certain institutional buyers
                                        without registration, which are
                                        commonly known as Rule 144A
                                        Securities.  Restricted
                                        securities that are determined
                                        to be illiquid may not exceed
                                        the Fund's 15% limit on illiquid
                                        securities.
--------------------------------------- ----------------------------------
Options and futures: Options            If we have stocks in the Fund
represent a right to buy or sell a      that have unrealized gains
security at an agreed upon price at a   because of past appreciation, we
future date. The purchaser of an        would want to protect those
option may or may not choose to go      gains when we anticipate adverse
through with the transaction.           conditions. We might use options
                                        or futures to neutralize the
Futures contracts are agreements for    effect of any price declines,
the purchase or sale of securities at   without selling the security.
a specified price, on a specified       For example, we might buy a put
date.  Unlike an option, a futures      option giving us the right to
contract must be executed unless it     sell the stock at a specific
is sold before the settlement date.     price on a specific date in the
                                        future.  If prices then fell,
Certain options and futures may be      our decline would be offset by
considered to be derivative             the gain on the put option. On
securities.                             the other hand, if prices rose,
                                        we would lose the amount paid
                                        for the put option, but we would
                                        still own the stock, and could
                                        benefit from the appreciation.

                                        Use of these strategies can
                                        increase the operating costs of
                                        the Fund and can lead to loss of
                                        principal.
--------------------------------------- ----------------------------------

                                       7

How we manage the Fund (continued)

--------------------------------------- ----------------------------------
              Securities                         How we use them
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    We may invest up to 15% of the
do not have a ready market, and         Fund's net assets in illiquid
cannot be easily sold, within seven     securities.
days, at approximately the price that
a fund has valued them. Illiquid
securities include repurchase
agreements maturing in more than
seven days.
--------------------------------------- ----------------------------------

The Fund may also  invest in other  securities,  including  warrants,  preferred stocks and bonds.  The Fund may invest up to 20% of its net assets  directly  in foreign securities;  however,  the Manager has no present intention of doing so.
Please see the  Statement  of  Additional  Information  ("SAI")  for  additional descriptions  of these  securities  and other  securities  in which the Fund may invest.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For  temporary  defensive  purposes,  the Fund may hold  part of its  assets  in
high-quality,   fixed-income  securities,   cash  or  cash  equivalents.   These
investments may not be consistent with the Fund's investment  objective.  To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market-like the stock or bond   securities that we believe can
market-will decline in value because    appreciate over an extended
of factors such as economic             period of time regardless of
conditions, future expectations or      interim market fluctuations. We
investor confidence.                    do not try to predict overall
                                        stock market movements and
                                        though we may hold securities
                                        for any amount of time, we
                                        generally do not trade for
                                        short-term purposes.
--------------------------------------- ----------------------------------
Industry and security risk:  Industry   Although we will not invest more
risk is the risk that the value of      than 25% of the Fund's net
securities in a particular industry     assets in any one industry, we
will decline because of changing        may from time to time invest a
expectations for the performance of     significant portion of the
that industry.  Securities risk is      Fund's assets in the financial
the risk that the value of an           services, business services or
individual stock or bond will decline   consumer services sectors.  As a
because of changing expectations for    consequence, the value of Fund
the performance of that individual      shares can be expected to
company issuing the stock or bond.      fluctuate in response to
                                        economic, political or
                                        regulatory developments
                                        affecting companies in those
                                        sectors, and may fluctuate more
                                        widely than shares of a fund
                                        that invests in a broader range
                                        of industries or sectors.  For
                                        example, to the extent that the
                                        Fund invests more heavily in the
                                        financial services sector, the
                                        Fund may be more susceptible to
                                        any single economic, political
                                        or regulatory development
                                        affecting the financial services
                                        industry.

                                        We limit the amount of the
                                        Fund's assets invested in any
                                        one industry and in any
                                        individual security.  We also
                                        follow a rigorous selection
                                        process when choosing securities
                                        and continually monitor them
                                        while they remain in the
                                        portfolio.
--------------------------------------- ----------------------------------
Interest rate risk is the risk that     We analyze each company's
securities will decrease in value if    financial situation and its cash
interest rates rise. The risk is        flow to determine the company's
generally associated with bonds;        ability to finance future
however, because small- and             expansion and operations.  The
medium-sized companies often borrow     potential impact that rising
money to finance operations, they may   interest rates might have on a
be adversely affected by rising         stock is taken into
interest rates.  Financial services     consideration before a stock is
companies may also be affected by       purchased.  The Fund holds a mix
interest rate changes because such      of different financial companies
changes impact their cost of capital    some of which may be more or
and profitability.                      less sensitive to interest rate
                                        changes.
--------------------------------------- ----------------------------------
Foreign risk is the risk that foreign   The Fund typically invests only
securities may be adversely affected    a small portion of its portfolio
by political instability, changes in    in foreign securities or ADRs.
currency exchange rates, foreign        When we do purchase foreign
economic conditions or inadequate       securities, they are often
regulatory and accounting standards.    denominated in U.S. dollars. We
                                        also tend to avoid markets where
                                        we believe accounting standards
                                        or the regulatory structure are
                                        underdeveloped.
--------------------------------------- ----------------------------------
Company size risk is the risk that      We seek opportunities among
prices of small- and medium-size        companies of all sizes.  Because
companies may be more volatile than     the Fund's portfolio does not
those of larger companies because of    concentrate specifically on
limited financial resources or          small- or medium-size companies,
dependence on narrow product lines.     this risk may be balanced by our
                                        holdings of large companies.
--------------------------------------- ----------------------------------

                                       9

How we manage the Fund (continued)

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Liquidity risk is the possibility       We limit exposure to illiquid
that securities cannot be readily       securities to 15% of the Fund's
sold, within seven days, at             net assets.
approximately the price that the Fund
has valued them.
--------------------------------------- ----------------------------------
Non-diversified funds risk:             The Fund will not be diversified
Non-diversified investment companies    under the Investment Company Act
have the flexibility to invest as       of 1940, as amended. Although the
much as 50% of their assets in as few   Fund may invest a significant
as two issuers with no single issuer    portion of its assets in a
accounting for more than 25% of the     particular industry and related
portfolio.  The remaining 50% of the    industries, it generally will not
portfolio must be diversified so that   be heavily invested in any single
no more than 5% of a fund's assets is   issuer.
invested in the securities of a
single issuer.  Since a
non-diversified fund may invest its
assets in fewer issuers, the value of
fund shares may increase or decrease
more rapidly than if the fund were
fully diversified because changes in
the price of any one portfolio
security may affect a larger portion
of the fund's overall assets.
--------------------------------------- -----------------------------------
Futures and options risk is the         We will not use futures and
possibility that a fund may             options for speculative reasons.
experience a significant loss if it     We may use futures and options to
employs an options or futures           protect gains in the portfolio
strategy related to a security or a     without actually selling a
market index and that security or       security.  We may also use
index moves in the opposite direction   options and futures to quickly
from what the portfolio manager         invest excess cash so that the
anticipated.  Futures and options       portfolio is generally fully
also involve additional expenses,       invested.
which could reduce any benefit or
increase any loss to a fund from
using the strategy.
--------------------------------------- -----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       10

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers,  of 0.75% as a percentage  of average  daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment advisory contract is available in the Fund's
annual report to shareholders for the period ended June 30, 2006.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Fund shares.

                                       11

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       JPMorgan Chase Bank
2005 Market Street                                                                4 Chase Metrotech Center
Philadelphia, PA 19103-7094                      The Fund                         Brooklyn, NY  11245

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 11 for details)
                                            Financial advisors

                                               Shareholders

Board of Trustees   A mutual fund is  governed by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive rules adopted by the U.S.  Securities and Exchange  Commission ("SEC")
that  require  its Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual  funds continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National Association of Securities Dealers, Inc. ("NASD") rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P., Lincoln Financial  Distributors,  Inc. ("LFD") is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the Fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       12

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions in sales  charges,  and under certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation" on page 16 below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested  will vary  depending on the  then-current  net asset value
("NAV"), the percentage rate of sales charge and rounding.

------------------------------ ------------------------- -------------------------
     Amount of Purchase          Sales charge as % of     Sales charge as % of
                                    offering price            amount invested
------------------------------ ------------------------- -------------------------
      Less than $50,000                 5.75%                     6.10%
------------------------------ --------------------------------------------------
  $50,000 but under $100,000            4.75%                     4.99%
------------------------------ --------------------------------------------------
 $100,000 but under $250,000            3.75%                     3.90%
------------------------------ --------------------------------------------------
 $250,000 but under $500,000            2.50%                     2.56%
------------------------------ --------------------------------------------------
$500,000 but under $1 million           2.00%                     2.04%
------------------------------ --------------------------------------------------
     $1 million or more                 None                      None
                              (Limited CDSC may apply)* (Limited CDSC may apply)*
------------------------------ ------------------------- -------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent deferred sales charge ("Limited CDSC") of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  distributor  and will be assessed on an amount equal  to the  lesser  of:  (1) the NAV at the time  the  Class A  shares  being redeemed  were  purchased,  or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A shares  even if those  shares  are later exchanged for shares of another Delaware Investments(R)Fund and, in the event of an  exchange  of  Class  A  shares,  the  "NAV  of such  shares  at the  time of redemption"  will  be the  NAV of  the  shares  acquired  in  the  exchange.  In determining  whether a Limited  CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. See "Dealer  compensation" on page 16 for a description of the dealer commission that is paid.

                                       13

About your account (continued)

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" on page 15.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     19 for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual 12b-1 fees no greater than 1% of average daily net assets
     (of which  0.25% are  service  fees)  paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  to  Class  A  shares  with a  12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales  charge of 1% if you redeem  your  shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" on page 15.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     19 for further information.

o    Class C shares  are  subject to an annual  12b-1 fee no greater  than 1% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       14

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets (currently limited to 0.50%),  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained  on the Delaware  Investments  retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE IRAs,  SEP-IRAs,  SAR-IRAs/SEP  IRAs,  Roth IRAs,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any  account  holding  Class A shares as of  October  3, 2005 (the date  Class R shares were made available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase
Class A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed  on an amount  equal to the  lesser  of the NAV at the time the  shares being  redeemed  were  purchased  or the  NAV of  those  shares  at the  time of redemption.  No contingent deferred sales charge will be imposed on increases in
NAV above the initial  purchase  price,  nor will a  contingent  deferred  sales charge be assessed on redemptions of shares  acquired  through  reinvestment  of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of Class B shares or Class
C shares of the Fund,  even if those  shares are later  exchanged  for shares of another Delaware Investments(R)Fund.  In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

                                       15

About your account (continued)

Dealer Compensation
The  financial  advisor  who sells you  shares  of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

--------------------------- ------------ ----------- ------------ --------------
                            Class A(1)   Class B(2)   Class C(3)    Class R(4)
--------------------------- ------------ ----------- ------------ --------------
Commission (%)                   -          4.00%        1.00%           -
--------------------------- ------------ ----------- ------------ --------------
Investment up to $49,999       5.00%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
$50,000 to $99,999             4.00%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
$100,000 to $249,999           3.00%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
$250,000 to $499,999           2.00%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
$500,000 to $999,999           1.60%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
$1,000,000 to $4,999,999       1.00%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
$5,000,000 to $24,999,999      0.50%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
$25,000,000 or more            0.25%         ---          ---           ---
--------------------------- ------------ ----------- ------------ --------------
12b-1 Fee to Dealer            0.30%        0.25%        1.00%         0.60%
--------------------------- ------------ ----------- ------------ --------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable  to  Class A shares  is  0.30%;  however,  the  Distributor  has contracted to limit this amount to 0.25% through October 31, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to  receive  a 12b-1  of up to  0.25%  from  the  date of  purchase.  After approximately eight years, Class B shares automatically  convert into Class
     A shares and  dealers  may then be  eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  October 31, 2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       16

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no sales charge.  We reserve the right to determine  whether any  purchase is  entitled,  by virtue of the  foregoing,  to the reduced  sales charge.

------------------ ----------------------- --------------------------------------------------------------------
      Program           How it works                                    Share class
------------------ ----------------------- ---------------- ------------------------------------------ -------
                                                 A                                B                        C
                   ----------------------- ---------------- ---------------------------------------------------
Letter of          Through a Letter of           X          Although the Letter of Intent and Rights of
Intent             Intent you agree to                      Accumulation do not apply to the purchase of Class
                   invest a certain                         B and Class C shares, you can combine your purchase
                   amount in Delaware                       of Class A shares with your purchase of Class B and
                   Investments(R)Funds                       Class C shares to fulfill your Letter of Intent or
                   (except money                            qualify for Rights of Accumulation.
                   market funds with
                   no sales charge)
                   over a 13-month
                   period to qualify
                   for reduced
                   front-end sales
                   charges.
------------------ ----------------------- ----------------
Rights of          You can combine               X
Accumulation       your holdings or
                   purchases of all
                   Delaware
                   Investments(R)Funds
                   (except money
                   market funds with
                   no sales charge),
                   as well as the
                   holdings and
                   purchases of your
                   spouse and children
                   under 21 to qualify
                   for reduced
                   front-end sales
                   charges.
------------------ ----------------------- ---------------- ------------------------------------------ --------
Reinvestment of    Up to 12 months         For Class A,     For Class B, your account will be          Not
Redeemed Shares    after you redeem        you will not     credited with the contingent deferred      available
                   shares, you can         have to pay      sales charge you previously paid on the
                   reinvest the            an               amount you are reinvesting. Your
                   proceeds without        additional       schedule for contingent deferred sales
                   paying a sales          front-end        charges and conversion to Class A will
                   charge as noted to      sales charge.    not start over again; it will pick up
                   the right.                               from the point at which you redeemed
                                                            your shares.
------------------ ----------------------- ---------------- ---------------------------------------------------
SIMPLE/IRA,        These investment              X          There is no reduction in sales charges for Class B
SEP/IRA, SAR/SEP,  plans may qualify                        or Class C shares for group purchases by retirement
Profit Sharing,    for reduced sales                        plans.
Pension, 401(k),   charges by
SIMPLE 401(k),     combining the
403(b)(7), and     purchases of all
457 Retirement     members of the
Plans              group. Members of
                   these groups may
                   also qualify to
                   purchase shares
                   without a front-end
                   sales charge and
                   may qualify for a
                   waiver of any
                   contingent deferred
                   sales charges on
                   Class A shares.
------------------ ----------------------- ---------------- ---------------------------------------------------

                                    17

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       18

Waivers of Contingent Deferred Sales Charges

------------------------------------- ---------------- -------------- --------------
                                                        Share Class
------------------------------------- ---------------- -------------- --------------
        Category                             A*              B              C
------------------------------------- ---------------- -------------- --------------
Redemptions in accordance with a             X               X              X
Systematic Withdrawal Plan,
provided the annual amount selected
to be withdrawn under the Plan does
not exceed 12% of the value of the
account on the date that the
Systematic Withdrawal Plan was
established or modified.
------------------------------------- ---------------- -------------- --------------
Redemptions that result from the             X               X              X
Fund's right to liquidate a
shareholder's account if the
aggregate NAV of the shares held in
the account is less than the
then-effective minimum account size.
------------------------------------- ---------------- -------------- --------------
Distributions to participants or             X         Not available  Not available
beneficiaries from a retirement
plan qualified under section 401(a)
of the Internal Revenue Code of
1986, as amended (the "Code").
------------------------------------- ---------------- -------------- --------------
Redemptions pursuant to the                  X         Not available  Not available
direction of a participant or
beneficiary of a retirement plan
qualified under section 401(a) of
the Code with respect to that
retirement plan.
------------------------------------- ---------------- -------------- --------------
Periodic distributions from an               X               X              X
individual retirement account
(i.e., IRA, ROTH IRA, Coverdell
IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not
subject to a penalty under Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan as
described in Treas. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
------------------------------------- ---------------- -------------- --------------
Returns of Excess Contributions due          X               X              X
to any regulatory limit from an
individual retirement account
(i.e., IRA, ROTH IRA, Coverdell
IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan).
------------------------------------- ---------------- -------------- --------------
Distributions by other employee
benefit plans to pay benefits.               X         Not available  Not available
------------------------------------- ---------------- -------------- --------------
Systematic withdrawals from a                X               X              X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan**
as described in Treas. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.  The
systematic withdrawal may be
pursuant to Delaware Investments(R)
Funds' Systematic Withdrawal Plan
or a systematic withdrawal
permitted by the Code.
------------------------------------- ---------------- -------------- --------------
Distributions from an account of a           X               X              X
redemption resulting from the death
or disability (as defined in
Section 72(t)(2)(A) of the Code) of
a registered owner or a registered
joint owner occurring after the
purchase of the shares being
redeemed.  In the case of accounts
established under the Uniform Gifts
to Minors Act or Uniform Transfers
to Minors Act or trust accounts,
the waiver applies upon the death
of all beneficial owners.
------------------------------------- ---------------- -------------- --------------

                                       19

About your account (continued)

Waivers of Contingent Deferred Sales Charges (continued)

------------------------------------- ---------------- -------------- --------------
                                                        Share Class
------------------------------------- ---------------- -------------- --------------
                                              A*              B              C
------------------------------------- ---------------- -------------- --------------
Redemptions by certain legacy                 X        Not available        X
retirement assets that meet the
requirements set forth in the SAI.
------------------------------------- ---------------- -------------- --------------
Redemptions by the classes of                 X        Not available  Not available
shareholders who are permitted to
purchase shares at net asset value,
regardless of the size of the
purchase.  See "Buying Class A
shares at Net Asset Value" on page
18.
------------------------------------- ---------------- -------------- --------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investment's Web site at www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

                                       20

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your  advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       21

About your account (continued)

How to buy shares (continued)

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25 if you are buying  shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education Savings Account  ("Coverdell  ESA") (formerly,  an "Education IRA") is
$500.  The  minimums  vary for  retirement  plans other than IRAs,  Roth IRAs or
Coverdell ESAs.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receives  your order before the close of regular trading on the New York Stock  Exchange  ("NYSE"),  which is normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business  ("Business  Day"). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell ESA,  shares in the Fund may be suitable for group  retirement  plans.
You may establish  your IRA account even if you are already a participant  in an employer-sponsored  retirement  plan. For more  information on how shares in the
Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will continue to send one copy of each of these  documents to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

                                       22

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       23

About your account (continued)
How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and we or an  authorized  agent  receives  the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the close of regular trading on the NYSE, you will receive the NAV determined on the next Business Day. We will deduct any applicable  contingent  deferred sales charges.  You may have to pay taxes on the proceeds from your sale of shares. We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you  purchased  your shares by check, we will wait until your check has cleared, which can take up to
15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing  plans,  and $500 for  Coverdell  ESAs) for three or more  consecutive months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time,  you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum  balance.  If your account does not reach the minimum  balance,  the Fund may redeem your account  after 60 days'  written notice to you.

                                       24

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

                                       25

About your account (continued)
Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand  Service,  you or your financial  advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
Moneyline(SM)  On  Demand  Service  has a  minimum  transfer  of $25 and a maximum transfer of $50,000,  except for purchases into IRAs. Delaware  Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all  redemptions  under the Plan will be subject to the applicable contingent  deferred  sales  charge,  including  an  assessment  for  previously redeemed amounts under the Plan.

                                       26

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

                                       27

About your account (continued)

Frequent trading of Fund shares (continued)

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

                                       28

Frequent trading of Fund shares (continued)

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly  among certain broker/ dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company under  Subchapter M of the Code. As such, the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net capital gains, if any, annually.  The amount of any distribution will vary, and there is no  guarantee  the Fund will pay  either an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       29

About your account (continued)

Dividends, distributions and taxes (continued)

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       30

Certain management considerations (continued)

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       31

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware American Services Fund                                                                      Class A
                                                                                                  Year ended
                                                                                                        6/30
                                                2006          2005          2004          2003          2002

Net asset value, beginning of period         $15.510       $14.400       $11.260       $10.890       $10.160

Income (loss) from investment
   operations:
Net investment loss(1) (2)                   (0.052)       (0.074)       (0.077)       (0.011)       (0.039)
Net realized and unrealized gain on
   investments and foreign currencies          1.812         1.620         3.457         1.232         0.784
                                           ---------      ---------     ---------     ---------     ---------
Total from investment operations               1.760         1.546         3.380         1.221         0.745
                                           ---------      ---------     ---------     ---------     ---------

Less dividends and distributions:
From net realized gain on
   investments                                  -----       (0.436)       (0.240)       (0.851)       (0.015)
                                             --------     ---------     ---------     ---------     ---------
Total dividends and distributions               -----       (0.436)       (0.240)       (0.851)       (0.015)
                                             --------     ---------     ---------     ---------     ---------
Net assets value, end of period              $17.270       $15.510       $14.400       $11.260       $10.890
                                             ========     =========     =========     =========     =========
Total return(2)(3)                            11.35%        11.30%        30.29%        12.92%         7.34%

Ratios and supplemental data:
Net assets, end of period (000
   omitted)                                 $237,445      $144,146       $48,662        $6,397        $3,778
Ratio of expenses to average net
   assets                                      1.36%         1.41%         1.38%         1.22%         1.45%
Ratio of expenses to average net
   assets prior to expense limitation
   and expenses paid indirectly                1.41%         1.47%         1.56%         2.10%         2.96%
Ratio of net investment loss to
   average net assets                        (0.32%)       (0.51%)       (0.58%)       (0.12%)       (0.37%)
Ratio of net investment loss to
   average net assets prior to
   expense limitation and expenses
   paid indirectly                           (0.37%)       (0.57%)       (0.76%)       (1.00%)       (1.88%)
Portfolio turnover                               78%          128%          199%          153%          311%

                                       32

Delaware American Services Fund                                                                      Class B
                                                                                                  Year ended
                                                                                                        6/30

                                                2006          2005          2004          2003          2002

Net asset value, beginning of period         $15.000       $14.040       $11.070       $10.800       $10.140

Income (loss) from investment
    operations:

Net investment loss(1)(2)                    (0.172)       (0.179)       (0.173)       (0.080)       (0.119)
Net realized and unrealized gain on
   investments and foreign
   currencies                                  1.742         1.575         3.383         1.201         0.794
                                             -------      ---------     ---------     ---------     ---------
Total from investment operations               1.570         1.396         3.210         1.121         0.675
                                             --------      ---------     ---------     ---------     ---------

Less dividends and distributions:
From net realized gain on
   investments                                  -----      (0.436)       (0.240)       (0.851)       (0.015)
                                             --------     ---------     ---------     ---------     ---------
Total dividends and distributions              -----       (0.436)       (0.240)       (0.851)       (0.015)
                                             --------     ---------     ---------     ---------     ---------

Net assets value, end of period              $16.570       $15.000       $14.040       $11.070       $10.800
                                            =========     =========     =========     =========     =========

Total return(2)(3)                            10.47%        10.50%        29.26%        12.04%         6.66%

Ratios and supplemental data:

Net assets, end of period (000
   omitted)                                  $58,797       $39,238       $14,053        $4,838        $3,484

Ratio of expenses to average net
   assets                                      2.11%         2.16%         2.13%         1.97%         2.20%
Ratio of expenses to average net
   assets prior to expense limitation
   and expenses paid indirectly                2.11%         2.17%         2.26%         2.81%         3.71%
Ratio of net investment loss to
   average net assets                        (1.07%)       (1.26%)       (1.33%)       (0.87%)       (1.12%)
Ratio of net investment loss to
   average net assets prior to
   expense limitation and expenses
   paid indirectly                           (1.07%)       (1.27%)       (1.46%)       (1.71%)       (2.63%)
Portfolio turnover                               78%          128%          199%          153%          311%

Delaware American Services Fund                                                                       Class C
                                                                                                   Year ended
                                                                                                        6/30
                                                2006          2005          2004          2003          2002
Net asset value, beginning of period

Income (loss) from investment
   operations:                               $15.000       $14.040       $11.060       $10.790       $10.140

Net investment loss(1)(2)                    (0.172)       (0.178)       (0.173)       (0.080)       (0.120)
Net realized and unrealized gain on
   investments and foreign currencies          1.742         1.574         3.393         1.201         0.785
                                            ---------     ---------     ---------     ---------     ---------
Total from investment operations               1.570         1.396         3.220         1.121         0.665
                                            ---------     ---------     ---------     ---------     ---------
Less dividends and distributions:
From net realized gain on investments         -----        (0.436)       (0.240)       (0.851)       (0.015)
                                            ---------     ---------     ---------     ---------     ---------
Total dividends and distributions             -----        (0.436)       (0.240)       (0.851)       (0.015)
                                            ---------     ---------     ---------     ---------     ---------

Net assets value, end of period              $16.570       $15.000       $14.040       $11.060       $10.790
                                            =========     =========     =========     =========     =========

Total return(2)(3)                            10.47%        10.50%        29.26%        12.15%         6.57%

Ratios and supplemental data:

Net assets, end of period (000
   omitted)                                 $100,628       $52,263        $8,614          $778          $536

Ratio of expenses to average net
   assets                                      2.11%         2.16%         2.13%         1.97%         2.20%
Ratio of expenses to average net
   assets prior to expense limitation
   and expenses paid indirectly                2.11%         2.17%         2.26%         2.81%         3.71%

Ratio of net investment loss to
   average net assets                        (1.07%)       (1.26%)       (1.33%)       (0.87%)       (1.12%)
Ratio of net investment loss to
   average net assets prior to
   expense limitation and expenses
   paid indirectly                           (1.07%)       (1.27%)       (1.46%)       (1.71%)       (2.63%)
Portfolio turnover                               78%          128%          199%          153%          311%

Delaware American Services Fund                                    CLASS R
                                                                10/1/05(1)
                                                                to 6/30/06

Net asset value, beginning of period                               $15.750

Income (loss) from investment operations:
Net investment loss(1)(2)                                           (0.078)
Net realized and unrealized gain on
   investments and foreign currencies                                1.568
                                                                   -------
Total from investment operations                                     1.490
                                                                   -------

Less dividends and distributions:
From net realized gain on investments                                -----
                                                                   -------
Total dividends and distributions                                    -----
                                                                   -------

Net assets value, end of period                                    $17.240
                                                                  =========

Total return(2)(3)                                                   9.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $1,193
Ratio of expenses to average net assets                              1.63%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly                   1.73%
Ratio of net investment loss to average net assets                 (0.63%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly        (0.73%)
Portfolio turnover                                                     78%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment  of  fees  by the  Manager  and  Distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss.

Net asset value ("NAV")
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       33

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
mortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical ratings organization."

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index ("CPI")
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge ("CDSC")
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See "Bond."

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

                                      34

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index ("CPI").

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization ("NRSRO")
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch, Inc. ("Fitch").

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio ("P/E")
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

                                       35

Glossary (continued)

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The S&P 500 Composite  Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC ("Securities and Exchange Commission")
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its
historical average.

Statement of Additional Information ("SAI")
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       36

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       37

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m.
to 7 p.m. Eastern Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R)service.

DELAWARE FUND SYMBOLS
Delaware American Services Fund                  CUSIP               NASDAQ
Class A                                        24581P101              DASAX
Class B                                        24581P309              DASBX
Class C                                        24581P408              DAMCX
Class R                                        24581P507              DASRX

 Investment Company Act file number: 811-01485

PR-496[6/06] CGI 10/06                                                   PO11304

GROWTH-EQUITY                                            Delaware Investments(R)
                                             A member of Lincoln Financial Group

Prospectus        OCTOBER 28, 2006

                  DELAWARE AMERICAN SERVICES FUND
                  INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                  page     2
Delaware American Services Fund                                        2

How we manage the Fund                                        page     5
Our investment strategies                                              5
The securities we typically invest in                                  6
The risks of investing in the Fund                                     8
Disclosure of portfolio holdings information                           9

Who manages the Fund                                          page     10
Investment manager                                                     10
Portfolio managers                                                     10
Who's who?                                                             11

About your account                                            page     12
Investing in the Fund                                                  12
Payments to intermediaries                                             12
How to buy shares                                                      13
Fair valuation                                                         14
Document delivery                                                      14
How to redeem shares                                                   14
Account minimum                                                        15
Exchanges                                                              15
Frequent trading of Fund shares                                        16
Dividends, distributions and taxes                                     17
Certain management considerations                                      18

Financial highlights                                          page     20

Glossary                                                      page     22

Additional information                                        page     25

                                       1

Profile: Delaware American Services Fund

What is the  Fund's  goal?
Delaware  American  Services  Fund seeks to provide  long-term  capital  growth.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment strategies?
We invest  primarily  in stocks of U.S.  companies  in the  financial  services, business services and consumer services sectors.  The Fund may from time to time focus  more on any one of  these  sectors  over the  others  and may  invest  in securities of companies in other service  sectors.  The Fund employs a bottom-up stock  selection  approach  to  find  companies  we  believe  to be the  leading companies in each of these sectors.  We evaluate a stock's  characteristics,  as well as the individual company's management capabilities and financial strength.
The stocks can be of any size or market capitalization,  including securities of emerging or other growth-oriented  companies.  Under normal  circumstances,  the
Fund will invest at least 80% of its net assets in American  services  companies
(the  "80%  policy")  and may  invest  up to 20% of its net  assets  in  foreign securities.

What are the main risks of investing  in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices.

Although  the Fund will not  invest  more than 25% of its net  assets in any one industry,  the Fund may from time to time  invest a  significant  portion of its assets  in the  financial  services,  business  services  or  consumer  services sectors.  In  instances  when there is greater  concentration  in the  financial services  sector,  the Fund may be  particularly  sensitive  to  changes  in the general  market and  economic  conditions  that  affect that  sector.  Financial services companies are subject to extensive government regulation which tends to limit the  financial  commitments  that the  companies can make and the interest rates and other fees they can charge.  These  limitations can have a significant effect on the  profitability of a financial  services company.  Also,  financial services  companies may be hurt when interest  rates rise sharply,  although not all  participants are affected  equally.  These stocks may also be vulnerable to rapidly rising inflation.  Moreover, government deregulation of the industry may stall,  which could limit the profit  potential  of  industry  participants.  In instances where the Fund concentrates more heavily in the other two sectors, the
Fund may be  particularly  sensitive  to the general  market and other  economic conditions affecting companies within those sectors.

In  addition,  the  smaller  companies  that the Fund may invest in may  involve greater risk than other companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic conditions.  Stocks of smaller  companies may  experience  volatile  trading and price fluctuations, especially in the short-term.

The Fund is considered  "non-diversified"  under the federal laws and rules that regulate  mutual funds.  That means the Fund may allocate more of its net assets to investments in a single  security than a "diversified"  fund.  Because of the small number of different  stocks held by the Fund, a change in the price of any single  stock may have a  significant  effect on the Fund's  performance.  Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors seeking exposure to the capital appreciation opportunities of the service sectors of the market.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.
o    Investors who are unwilling to accept the risks of a non-diversified,  more concentrated fund focusing on companies in limited market sectors.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware American Services Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past six calendar  years,  as well as the average annual returns for these shares for one-year, five-year and lifetime periods. Prior to March 1,
2001, the Fund had not engaged in a broad distribution  effort of its shares and had been subject to limited  redemption  requests.  The Fund's past  performance
(before and after taxes) is not necessarily an indication of how it will perform in the future. Instances of high double-digit returns are highly unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Year-by-year total return (Institutional Class)

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

------- ------- ------- ------- ------- ------
  2000     2001    2002    2003    2004   2005
------- ------- ------- ------- ------- ------
38.79%   12.39%  -7.69%  48.98%  23.68%  4.84%
------- ------- ------- ------- ------- ------

As of September 30, 2006, the Fund's  Institutional  Class shares had a calendar year-to-date  return of 6.76%. During the periods illustrated in this bar chart,
Institutional  Class' highest  quarterly return was 33.79% for the quarter ended
March 31, 2000 and its lowest quarterly return was -15.89% for the quarter ended
September 30, 2002.

Average annual returns for periods ending 12/31/05
------------------------------------------------------- -------- -------- ------------------------
                                                         1 year  5 years       Lifetime (12/29/99)
------------------------------------------------------- -------- -------- ------------------------
Return before taxes                                       4.84%   14.92%                   18.94%
------------------------------------------------------- -------- -------- ------------------------
Return after taxes on distributions                       4.84%   13.89%                   16.39%
------------------------------------------------------- -------- -------- ------------------------
Return after taxes on distributions and sale of Fund
shares                                                    3.15%   12.42%                   14.99%
------------------------------------------------------- -------- -------- ------------------------
S&P 500 Composite Stock Index* (reflects no deduction
for fees, expenses, or taxes)                             4.91%    0.54%                    9.07%
------------------------------------------------------- -------- -------- ------------------------

The  Fund's  returns  above  are  compared  to the  performance  of the  S&P 500
Composite  Stock Index.  You should  remember that unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement  accounts  ("IRAs").  The after-tax returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    The S&P 500 Composite  Stock Index reports returns on a monthly basis as of the last day of the month.

                                       3

What are the Fund's fees and expenses?

-------------------------------------------- ------------------------------------------------ --------
You do not pay sales charges directly from   Maximum sales charge (load) imposed                 none
your investments when you buy or sell        on purchases as a percentage of offering price
shares of the Institutional Class.
-------------------------------------------- ------------------------------------------------ --------
                                             Maximum contingent deferred sales charge            none
                                             (load) as a percentage of original purchase
                                             price or redemption price, whichever is lower
                                             ------------------------------------------------ --------
                                             Maximum sales charge (load) imposed on
                                             reinvested dividends                                none
                                             ------------------------------------------------ --------
                                             Redemption fees                                     none

                                             ------------------------------------------------ --------
                                             Exchange fees(1)                                    none
-------------------------------------------- ------------------------------------------------ --------

-------------------------------------------- ------------------------------------------------ --------
Annual fund operating expenses are           Management fees                                     0.75%
deducted from the Fund's assets.
-------------------------------------------- ------------------------------------------------ --------
                                             Distribution and service (12b-1) fees               none
                                             ------------------------------------------------ --------
                                             Other expenses                                      0.36
                                             ------------------------------------------------ --------
                                             Total annual fund operating expenses                1.11
-------------------------------------------- ------------------------------------------------ --------

 ------------------------------------------- ------------------------------------------------ --------
 This example is intended to help you        1 year                                              $113
 compare the cost of investing in the Fund   ------------------------------------------------ --------
 to the cost of investing in other mutual    3 years                                             $353
 funds with similar investment objectives.   ------------------------------------------------ --------
 We show the cumulative amount of Fund       5 years                                             $612
 expenses on a hypothetical investment of    ------------------------------------------------ --------
 $10,000 with an annual 5% return over the   10 years                                           $1,352
 time shown.(2)  This example assumes that
 the Fund's total operating expenses
 remain unchanged in each of the periods
 we show.  This is an example only, and
 does not represent future expenses, which
 may be greater or less than those shown
 here.
 ------------------------------------------- ---------------------------------------------------------

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments  for the Fund.  The following is a description  of how the portfolio managers pursue the Fund's investment goal.

     We take a  disciplined  approach to  investing,  combining  investment strategies and risk management  techniques that can help  shareholders meet their goals.

We strive to identify  companies  that offer the potential  for long-term  price appreciation.  We invest at least 80% of the Fund's net assets in U.S. companies in the financial services,  business services and consumer services  industries.
From time to time,  the Fund may focus its  investments  on  companies in one of these  sectors  over  companies  in the  other two and may  invest in  companies outside of these three service sectors.

The Fund  employs a bottom-up  stock  selection  approach to find  companies  we believe to be the leading  companies in the services sectors of the economy.  In our search for such companies,  we will evaluate a stock's current  valuation by
reviewing  such  factors  as  price-to-earnings,   price-to-book,  price-to-free
cashflow and  revenues,  as well as historic and  projected  earnings and growth rates.  Additional factors,  including cost of capital and employee  utilization characteristics, such as revenue per employee, may also be taken into account.

Once we  identify  stocks  that  have  attractive  characteristics,  we  further evaluate the company.  We look at the  capability of the  management  team,  the strength of the company's  position  within its industry,  the potential for the company to develop new  products or markets,  how high the  company's  return on equity  is,  and  the  stringency  of the  company's  financial  and  accounting policies.

The Fund will invest in the common stocks of companies in the financial services industry. These may include, but are not limited to:

o Regional and money center banks  o Securities brokerage firms
o Thrift and savings banks         o Investment management firms
o Insurance companies              o Publicly traded, government-sponsored
                                     financial intermediaries
o Financial conglomerates          o Home, auto and other specialty finance
                                     companies

The Fund will invest in the common stocks of companies in the business  services industry. These may include, but are not limited to:

o Database management companies    o Contract product distribution companies
o Environmental services companies o Employment and staffing companies
o Consulting firms                 o Telemarketing firms
o Advertising companies            o Credit card processing companies

The Fund will invest in the common stocks of companies in the consumer  services industry. These may include, but are not limited to:

o Retail services
o Cable, media and publishing companies
o Leisure, lodging and entertainment companies
o Telecommunications companies
o Restaurants

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

How we manage the Fund (continued)

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

--------------------------------------- ----------------------------------
              Securities                         How we use them
--------------------------------------- ----------------------------------
Common stocks: Securities that          We invest at least 65% of the
represent shares of ownership in a      Fund's total assets in equity
corporation. Stockholders participate   securities (including common
in the corporation's profits and        stocks and convertible
losses, proportionate to the number     securities).  Generally,
of shares they own.                     however, we invest 90% to 100%
                                        of net assets in common stock.
                                        We may invest in common stocks
                                        of any market capitalization.
--------------------------------------- ----------------------------------
American Depositary Receipts            We may invest without limit in
("ADRs"): ADRs are receipts issued by   ADRs and will do so when we
a depositary (usually a U.S. bank)      believe they offer greater value
and represent the bank's holdings of    and greater appreciation
a stated number of shares of a          potential than U.S. securities.
foreign corporation.  An ADR entitles
the holder to all dividends and
capital gains earned by the
underlying foreign shares. ADRs are
bought and sold on U.S. securities
exchanges in the same way as other
U.S. securities.
--------------------------------------- ----------------------------------
Convertible securities: Usually         We may invest in convertible
preferred stocks or corporate bonds     securities and select them on
that can be exchanged for a set         the basis of the common stock
number of shares of common stock at a   into which they can be
predetermined price.                    converted, not on the basis of
                                        the debt ratings of the
                                        convertible securities.
--------------------------------------- ----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer of securities, such     agreements as a short-term
as the Fund, and a seller of            investment for the Fund's cash
securities, in which the seller         position. In order to enter into
agrees to buy the securities back       these repurchase agreements, the
within a specified time at the same     Fund must have collateral of at
price the buyer paid for them, plus     least 102% of the repurchase
an amount equal to an agreed upon       price. We will only enter into
interest rate. Repurchase agreements    repurchase agreements in which
are often viewed as equivalent to       the collateral is comprised of
cash.                                   U.S. government securities.
--------------------------------------- ----------------------------------
Restricted securities:                  We may invest in
Privately-placed securities whose       privately-placed securities
resale is restricted under U.S.         including those that are
securities laws.                        eligible for resale only among
                                        certain institutional buyers
                                        without registration, which are
                                        commonly known as Rule 144A
                                        Securities.  Restricted
                                        securities that are determined
                                        to be illiquid may not exceed
                                        the Fund's 15% limit on illiquid
                                        securities, which is described
                                        below.
--------------------------------------- ----------------------------------
Options and futures: Options            If we have stocks in the Fund
represent a right to buy or sell a      that have unrealized gains
security at an agreed upon price at a   because of past appreciation, we
future date. The purchaser of an        would want to protect those
option may or may not choose to go      gains when we anticipate adverse
through with the transaction.           conditions. We might use options
                                        or futures to neutralize the
Futures contracts are agreements for    effect of any price declines,
the purchase or sale of securities at   without selling the security.
a specified price, on a specified       For example, we might buy a put
date.  Unlike an option, a futures      option giving us the right to
contract must be executed unless it     sell the stock at a specific
is sold before the settlement date.     price on a specific date in the
                                        future.  If prices then fell,
Certain options and futures may be      our decline would be offset by
considered to be derivative             the gain on the put option. On
securities.                             the other hand, if prices rose,
                                        we would lose the amount paid
                                        for the put option, but we would
                                        still own the stock, and could
                                        benefit from the appreciation.

                                        Use of these strategies can
                                        increase the operating costs of
                                        the Fund and can lead to loss of
                                        principal.
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    We may invest up to 15% of the
do not have a ready market and cannot   Fund's net assets in illiquid
be easily sold, within seven days, at   securities.
approximately the price that a fund
has valued them. Illiquid securities
include repurchase agreements
maturing in more than seven days.
--------------------------------------- ----------------------------------

                                       6

The Fund may also  invest in other  securities,  including  warrants,  preferred stocks and bonds.  The Fund may invest up to 20% of its net assets  directly  in foreign securities;  however,  the Manager has no present intention of doing so.
Please see the  Statement  of  Additional  Information  ("SAI")  for  additional descriptions  of these  securities  and other  securities  in which the Fund may invest.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For  temporary  defensive  purposes,  the Fund may hold a part of its  assets in
high-quality,   fixed-income  securities,   cash  or  cash  equivalents.   These
investments may not be consistent with the Fund's investment  objective.  To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       7

How we manage the Fund (continued)

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market-like the stock or bond   securities that we believe can
market-will decline in value because    appreciate over an extended
of factors such as economic             period of time regardless of
conditions, future expectations or      interim market fluctuations. We
investor confidence.                    do not try to predict overall
                                        stock market movements and
                                        though we may hold securities
                                        for any amount of time, we
                                        generally do not trade for
                                        short-term purposes.
--------------------------------------- ----------------------------------
Industry and security risk:  Industry   Although the Fund will not
risk is the risk that the value of      invest more than 25% of its net
securities in a particular industry     assets in any one industry, it
will decline because of changing        may from time to time invest a
expectations for the performance of     significant portion of its
that industry.  Securities risk is      assets in the financial
the risk that the value of an           services, business services or
individual stock or bond will decline   consumer services sectors.  As a
because of changing expectations for    consequence, the value of Fund
the performance of that individual      shares can be expected to
company issuing the stock or bond.      fluctuate in response to
                                        economic, political or
                                        regulatory developments
                                        affecting companies in those
                                        sectors, and may fluctuate more
                                        widely than shares of a fund
                                        that invests in a broader range
                                        of industries or sectors.  For
                                        example, to the extent that the
                                        Fund invests more heavily in the
                                        financial services sector, the
                                        Fund may be more susceptible to
                                        any single economic, political
                                        or regulatory development
                                        affecting the financial services
                                        industry.

                                        We limit the amount of the
                                        Fund's assets invested in any
                                        one industry and in any
                                        individual security.  We also
                                        follow a rigorous selection
                                        process when choosing securities
                                        and continually monitor them
                                        while they remain in the
                                        portfolio.
--------------------------------------- ----------------------------------
Interest rate risk is the risk that     We analyze each company's
securities will decrease in value if    financial situation and its cash
interest rates rise. The risk is        flow to determine the company's
generally associated with bonds;        ability to finance future
however, because small- and             expansion and operations.  The
medium-sized companies often borrow     potential impact that rising
money to finance operations, they may   interest rates might have on a
be adversely affected by rising         stock is taken into
interest rates.  Financial services     consideration before a stock is
companies may also be affected by       purchased.  The Fund holds a mix
interest rate changes because such      of different financial companies
changes impact their cost of capital    some of which may be more or
and profitability.                      less sensitive to interest rate
                                        changes.
--------------------------------------- ----------------------------------
Foreign risk is the risk that foreign   The Fund typically invests only
securities may be adversely affected    a small portion of its portfolio
by political instability, changes in    in foreign securities or ADRs.
currency exchange rates, foreign        When we do purchase foreign
economic conditions or inadequate       securities, they are often
regulatory and accounting standards.    denominated in U.S. dollars. We
                                        also tend to avoid markets where
                                        we believe accounting standards
                                        or the regulatory structure are
                                        underdeveloped.
--------------------------------------- ----------------------------------
Company size risk is the risk that      We seek opportunities among
prices of small and medium-size         companies of all sizes.  Because
companies may be more volatile than     the Fund's portfolio does not
those of larger companies because of    concentrate specifically on
limited financial resources or          small- or medium-size companies,
dependence on narrow product lines.     this risk may be balanced by our
                                        holdings of large companies.
--------------------------------------- ----------------------------------
Liquidity risk is the possibility       We limit exposure to illiquid
that securities cannot be readily       securities to 15% of the Fund's
sold, within seven days, at             net assets.
approximately the price that the Fund
has valued them.
--------------------------------------- ----------------------------------

                                       8

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Non-diversified funds risk:             The Fund will not be diversified
Non-diversified investment companies    under the Investment Company Act
have the flexibility to invest as       of 1940, as amended. Although
much as 50% of their assets in as few   the Fund may invest a
as two issuers with no single issuer    significant portion of its
accounting for more than 25% of the     assets in a particular industry
portfolio.  The remaining 50% of the    and related industries, it
portfolio must be diversified so that   generally will not be heavily
no more than 5% of a fund's assets is   invested in any single issuer.
invested in the securities of a
single issuer.  Since a
non-diversified fund may invest its
assets in fewer issuers, the value of
fund shares may increase or decrease
more rapidly than if the fund were
fully diversified because changes in
the price of any one portfolio
security may affect a larger portion
of the fund's overall assets.
--------------------------------------- ----------------------------------
Futures and options risk is the         We will not use futures and
possibility that a fund may             options for speculative reasons.
experience a significant loss if it     We may use futures and options
employs an options or futures           to protect gains in the
strategy related to a security or a     portfolio without actually
market index and that security or       selling a security.  We may also
index moves in the opposite direction   use options and futures to
from what the portfolio manager         quickly invest excess cash so
anticipated.  Futures and options       that the portfolio is generally
also involve additional expenses,       fully invested.
which could reduce any benefit or
increase any loss to a fund from
using the strategy.
--------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services,  the Manager was paid an aggregate fee, net of fee waivers, of
0.75% as percentage of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended June 30, 2006.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       10

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       JPMorgan Chase Bank
2005 Market Street                                                                4 Chase Metrotech Center
Philadelphia, PA 19103-7094                      The Fund                         Brooklyn, NY  11245

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 10 for details)

                                               Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive rules adopted by the U.S.  Securities and Exchange  Commission ("SEC")
that  require  its Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National Association of Securities Dealers, Inc. ("NASD") rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P., Lincoln Financial  Distributors,  Inc. ("LFD") is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent    Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       11

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds  managed by the
     Fund's  Manager,  or its  affiliates  and clients of  Delaware  Investments
     Advisers,  an  affiliate of the Manager,  as well as  affiliates  and their corporate  sponsors,  subsidiaries,  related  employee  benefit  plans  and rollover IRAs of, or from, such institutional advisory accounts);

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified  under Section 529 of the Internal  Revenue Code of
     1986, as amended (the "Code"), for which the Fund's Manager, Distributor or service agent or one or more of their  affiliates  provide record  keeping, administrative,  investment management,  marketing, distribution or similar services; and

o    programs sponsored by financial intermediaries that require the purchase of
     Institutional Class shares.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       12

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
  Ask your bank to wire the amount you want to invest to Bank of New York, ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receives  your order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time, you will pay that day's closing share price which is based on the Fund's net asset value  ("NAV").
If your order is received  after the close of regular  trading on the NYSE,  you will pay the next business  day's price. A business day is any day that the NYSE is open for  business  ("Business  Day").  We  reserve  the right to reject  any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       13

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500.  We will begin sending you individual copies of these documents
30 days after receiving your request.

How to redeem shares

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By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request,  and for  redemptions  of more than $100,000, you must  include a signature  guarantee  for each owner.  You can also fax your written  request to 267 256-8990.  Signature  guarantees  are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds  sent to you by check or if you redeem at least  $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       14

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this
service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receives  the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the close of regular trading on the NYSE, you will receive the NAV determined on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally  the next  Business  Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another Delaware  Investments(R)  Fund. We may refuse the purchase side of any exchange request,  if, in the Manager's judgment,  the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objective and policies or would otherwise potentially be adversely affected.

The following  limitation on exchanges  applies only to those investors who were formerly  shareholders  of "I"  shares  (or a similar  class of  shares  that is limited to certain  institutional or high net worth investors and does not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals who are currently  portfolio managers at the Manager and that were purchased on or before April 1, 2006:  These  investors may exchange all or part of their  institutional  shares of the Fund only for shares of the same class in another  Delaware  Investments(R)  Fund  that  are  specifically  available  for purchase by these individuals as stated in the Fund's prospectus.

                                       15

About your account (continued)

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

                                       16

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company under  Subchapter M of the Code. As such, the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net capital gains, if any, annually.  The amount of any distribution will vary, and there is no  guarantee  the Fund will pay  either an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

                                       17

About your account (continued)

Dividends, distributions and taxes (continued)

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles

The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       18

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       19

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware American Services Fund                                                       Institutional Class
                                                                                               Year ended
                                                                                                     6/30
                                                 2006          2005        2004         2003         2002

Net asset value, beginning of period          $15.680       $14.520     $11.320      $10.930      $10.160

Income (loss) from investment operations:
Net investment loss(1)                         (0.010)       (0.037)     (0.043)      (0.013)      (0.012)
Net realized and unrealized gain on
   investments and foreign currencies           1.830         1.633       3.483        1.228        0.797
                                              --------     ---------    --------     --------     --------
Total from investment operations                1.820         1.596       3.440        1.241        0.785
                                              --------     ---------    --------     --------     --------
Less dividends and distributions:
From net realized gain on investments           -----       (0.436)     (0.240)      (0.851)      (0.015)
                                              --------     ---------    --------     --------     --------
Total dividends and distributions               -----       (0.436)     (0.240)      (0.851)      (0.015)
                                              --------     ---------    --------     --------     --------

Net asset value, end of period                $17.500       $15.680     $14.520      $11.320      $10.930
                                              ========     =========    ========     ========     ========

Total return(2)                                11.61%        11.63%      30.46%       13.18%        7.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $18,039        $1,934      $1,133       $8,427       $3,237
Ratio of expenses to average net assets         1.11%         1.16%       1.13%        0.97%        1.20%
Ratio of expenses to average net assets
   prior to expense limitation
   and expenses paid indirectly                 1.11%         1.17%       1.26%        1.81%        2.71%
Ratio of net investment income (loss)
   to average net assets                      (0.07%)       (0.26%)     (0.33%)        0.13%      (0.12%)
Ratio of net investment loss to average
   net assets prior to expense
   limitation and expenses paid indirectly    (0.07%)       (0.27%)     (0.46%)      (0.71%)      (1.63%)
Portfolio turnover                                78%          128%        199%         153%         311%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       20

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and  unrealized  gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss.

Net asset value ("NAV")
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       21

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical ratings organization."

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index ("CPI")
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See "Bond."

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index ("CPI").

                                       22

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization ("NRSRO")
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch, Inc. ("Fitch").

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio ("P/E")
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The S&P 500 Composite  Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC ("Securities and Exchange Commission")
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

                                       23

Glossary (continued)

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information ("SAI")
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       24

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 362-7500. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       25

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

DELAWARE FUND SYMBOLS
Delaware American Services Fund      CUSIP               NASDAQ
Institutional Class                24581P200              DASIX

Investment Company Act file number: 811-01485

                                                                        Delaware
                                                                  Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

GROWTH-EQUITY

Prospectus        OCTOBER 28, 2006

                  DELAWARE SMALL CAP GROWTH FUND
                  CLASS A o CLASS B o CLASS C o CLASS R

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                         page           2
Delaware Small Cap Growth Fund                                      2

How we manage the Fund                               page           5
Our investment strategies                                           5
The securities we typically invest in                               6
The risks of investing in the Fund                                  8
Disclosure of portfolio holdings information                        9

Who manages the Fund                                 page          10
Investment manager                                                 10
Portfolio managers                                                 10
Who's who?                                                         11

About your account                                   page          12
Investing in the Fund                                              12
   Choosing a share class                                          12
   Dealer compensation                                             15
Payments to intermediaries                                         15
How to reduce your sales charge                                    16
How to buy shares                                                  19
Fair valuation                                                     20
Retirement plans                                                   20
Document delivery                                                  20
How to redeem shares                                               21
Account minimums                                                   22
Special services                                                   23
Exchanges                                                          23
Frequent trading of Fund shares                                    24
Dividends, distributions and taxes                                 26
Certain management considerations                                  27

Financial highlights                                 page          28

Glossary                                             page          30

Additional information                               page          33

                                       1

Profile: Delaware Small Cap Growth Fund

What is the Fund's goal?
Delaware  Small Cap  Growth  Fund  seeks to provide  long-term  capital  growth.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of small growth-oriented or emerging growth companies that we believe offer above average  opportunities for long-term price appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net  assets  in  investments  of small  capitalization  companies  (the "80%
policy").

The Fund uses a bottom-up  approach to security  selection that seeks  companies with  high-expected  growth in earnings and  revenues,  which are believed to be leaders,  or are expected to be leaders,  in their respective  industries.  This means  we  search  for  outstanding  performance  of  individual  stocks  before considering the impact of economic  trends.  We look at estimated  growth rates, price-to-earnings  ratios,  market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other  companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short-term.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small, growth-oriented companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Small Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past four calendar  years, as well as the average annual returns of Class A,
B, C and R shares for one-year and lifetime periods. The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods.
The returns would be lower without the expense caps. Please see the footnotes on page  4 for  additional  information  about  expense  caps.  Instances  of  high double-digit returns are highly unusual, cannot be sustained,  and were achieved primarily during favorable market conditions.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

--------------- ------------ ------------ ------------
          2002         2003         2004         2005
--------------- ------------ ------------ ------------
       -15.37%       41.18%       11.42%        2.72%
--------------- ------------ ------------ ------------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 1.57%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 23.25% for the quarter ended June 30, 2003 and its lowest quarterly return was -14.88% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
-------------------------------------------------- -------------- --------------
                                                          1 year      Lifetime**
-------------------------------------------------- -------------- --------------
Class A return before taxes                              (3.18%)           7.23%
-------------------------------------------------- -------------- --------------
Class A return after taxes on distributions              (3.91%)           7.00%
-------------------------------------------------- -------------- --------------
Class A return after taxes on distributions and
  sale of Fund shares                                    (1.10%)           6.24%
-------------------------------------------------- -------------- --------------
Class B return before taxes*                             (1.88%)           7.55%
-------------------------------------------------- -------------- --------------
Class C return before taxes*                               1.03%           7.94%
-------------------------------------------------- -------------- --------------
Class R return before taxes*                               2.48%          12.27%
-------------------------------------------------- -------------- --------------
Russell 2000 Growth Index (reflects no deduction
  for fees, expenses or taxes)                             4.15%           4.67%
-------------------------------------------------- -------------- --------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Growth Index. You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual  retirement  accounts  ("IRAs").  The  after-tax  returns  shown  are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be 2.00% and 7.94%
     for the one-year and lifetime periods, respectively. If the shares were not redeemed, the returns before taxes for Class C would be 2.00% and 7.94% for one-year  and  lifetime  periods,  respectively.  If the  shares  were  not redeemed,  the returns  before  taxes for Class R would be 2.48% and 12.27%
     for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  dates for Class A, Class B and Class C shares of the
     Fund was July 31,  2001 and Class R shares  was June 2, 2003.  The  Russell
     2000  Growth  Index  return is for the Fund's  Class A, Class B and Class C shares' lifetime  period.  The index return for the Class R shares lifetime was 17.04%.  The Russell  Growth  2000 Index  reports  returns on a monthly basis  as of the  last day of the  month.  The  Index  return  for  Class R lifetime reflects the return from June 30, 2003 through December 31, 2005.

                                       3

-----------------------------------------------------------------------------------------------------------
What are the Fund's
fees and expenses?        CLASS                                   A            B           C             R

------------------------- ----------------------------- ------------ ------------ ----------- -------------
Sales charges are fees    Maximum sales charge (load)
paid directly from your    imposed on purchases as a
investments when you       percentage of offering price       5.75%         none        none          none
buy or sell shares of     ----------------------------- ------------ ------------ ----------- -------------
the Fund. You do not      Maximum contingent deferred
pay sales charges when     sales charge (load) as a
you buy or sell Class R    percentage of original
shares.                    purchase price or
                           redemption price, whichever
                           is lower                         none(1)     4.00%(2)    1.00%(3)          none
                          ----------------------------- ------------ ------------ ----------- -------------
                          Maximum sales charge (load)
                           imposed on reinvested
                           dividends                           none         none        none          none
                          ----------------------------- ------------ ------------ ----------- -------------
                          Redemption fees                      none         none        none          none
                          ----------------------------- ------------ ------------ ----------- -------------
                          Exchange fees(4)                     none         none        none          none
------------------------- ----------------------------- ------------ ------------ ----------- -------------

------------------------- ----------------------------- ------------ ------------ ----------- -------------
Annual fund operating     Management fees                     1.00%        1.00%       1.00%         1.00%
expenses are deducted     ----------------------------- ------------ ------------ ----------- -------------
from the Fund's assets.   Distribution and service
                          (12b-1) fees                     0.30%(5)        1.00%       1.00%      0.60%(5)
                          ----------------------------- ------------ ------------ ----------- -------------
                          Other expenses                      0.90%        0.90%       0.90%         0.90%
                          ----------------------------- ------------ ------------ ----------- -------------
                          Total operating expenses            2.20%        2.90%       2.90%         2.50%
                          ----------------------------- ------------ ------------ ----------- -------------
                          Fee waivers and payments(6)       (0.45%)      (0.40%)     (0.40%)       (0.50%)
                          ----------------------------- ------------ ------------ ----------- -------------
                          Net expenses                        1.75%        2.50%       2.50%         2.00%
------------------------- ----------------------------- ------------ ------------ ----------- -------------

 ------------------------ ----------- --------- --------- ------------ ------------- ------------- ----------
 This example is          CLASS(7)           A      B(8)         B(8)             C             C          R
 intended to help you                                             (if                         (if
 compare the cost of                                        redeemed)                   redeemed)
 investing in the Fund    ----------- --------- --------- ------------ ------------- ------------- ----------
 to the cost of           1 year          $743      $253         $653          $253          $353       $203
 investing in other       ----------- --------- --------- ------------ ------------- ------------- ----------
 mutual funds with        3 years       $1,183      $860       $1,135          $860          $860       $731
 similar investment       ----------- --------- --------- ------------ ------------- ------------- ----------
 objectives. We show      5 years       $1,648    $1,493       $1,718        $1,493        $1,493     $1,286
 the cumulative amount    ----------- --------- --------- ------------ ------------- ------------- ----------
 of Fund expenses on a    10 years      $2,930    $3,029       $3,029        $3,195        $3,195     $2,798
 hypothetical
 investment of $10,000
 with an annual 5%
 return over the time
 shown.(7) This example
 reflects the net
 operating expenses
 with applicable
 waivers for the
 one-year contractual
 period and total
 operating expenses
 without waivers for
 years two through 10.
 This is an example
 only, and does not
 represent future
 expenses, which may be
 greater or less than
 those shown here.

 ------------------------ -------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)  The  Distributor  has  contracted  to limit the Class A and Class R shares'
     12b-1  fees  through  October  31,  2007 to no more than  0.25% and  0.50%, respectively, of average daily net assets.

(6)  The Manager has contracted to waive fees and pay expenses  through  October
     31,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.50% of average daily net assets.

(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market  sectors we think are best for the
Fund.  The following is a description of how the portfolio  managers  pursue the
Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We strive to identify common stocks of small  growth-oriented or emerging growth companies that we believe offer above average  opportunities for long-term price appreciation.  Under normal  market  conditions,  at least 80% of the Fund's net assets will be  invested  in small cap  companies.  We will  consider  small cap companies  generally  to be those that have a market  capitalization  within the range of the Russell 2000 Growth Index. The market  capitalization  range of the
Russell 2000 Growth Index changes from time to time.

The Fund employs a bottom-up  security  selection  approach in seeking companies with  high-expected  growth in earnings and  revenues,  which are believed to be leaders,  or are expected to become leaders,  in their respective market niches.
In our search for such companies,  we will evaluate a stock's current  valuation by reviewing historical factors such as price-to-earnings ratios, price-to-book, price-to-free cashflow, and revenues, as well as historic and projected earnings and growth rates.

Once we identify  securities  that have attractive  characteristics,  we further evaluate the company.  We look at the  capability of the  management  team,  the strength of the company's  position  within its industry,  the potential for the company to develop new  products or markets,  how high the  company's  return on equity  is,  and  the  stringency  of the  company's  financial  and  accounting policies.

We rely on our own  research in selecting  securities  for the  portfolio.  That research may include one-on-one meetings with executives,  company  competitors, industry experts and customers.  Our goal is to select companies that are likely to perform well over an extended time frame.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

---------------------------------------- --------------------------------------
              Securities                            How we use them
---------------------------------------- --------------------------------------
Common stocks: Securities that           Generally, we invest 85% to 100% of
represent shares of ownership in a       the Fund's net assets in common
corporation. Stockholders participate    stock with at least 80% in small,
in the corporation's profits and         growth-oriented companies.
losses proportionate to the number of
shares they own.
---------------------------------------- --------------------------------------
Convertible securities: Usually          We may invest in convertible
preferred stocks or corporate bonds      securities.  Typically, we select
that can be exchanged for a set number   such securities on the basis of the
of shares of common stock at a           common stock into which they can be
predetermined price.                     converted, not on the basis of the
                                         debt ratings of the convertible
                                         securities.
---------------------------------------- --------------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer of securities, such as   agreements as a short-term
the Fund, and a seller of securities     investment for the Fund's cash
in which the seller agrees to buy the    position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Fund must have collateral of at
for them, plus an amount equal to an     least 102% of the repurchase price.
agreed upon interest rate. Repurchase    We may not invest more than 10% of
agreements are often viewed as           the Fund's assets in repurchase
equivalent to cash.                      agreements with maturities of over
                                         seven days.  We will only enter into
                                         repurchase agreements in which the
                                         collateral is comprised of U.S.
                                         government securities.
---------------------------------------- --------------------------------------
American Depositary Receipts ("ADRs"):   We may invest without limit in ADRs
ADRs are issued by a U.S. bank and       and will do so when we believe they
represent the bank's holdings in a       offer greater value and greater
stated number of shares of a foreign     appreciation potential than U.S.
corporation.  An ADR entitles the        securities.
holder to all dividends and capital
gains earned by the underlying foreign
shares. ADRs are bought and sold the
same as U.S. securities.
---------------------------------------- --------------------------------------
Restricted securities:                   We may invest in privately-placed
Privately-placed securities whose        securities, including those that are
resale is restricted under U.S.          eligible for resale only among
securities laws.                         certain institutional buyers without
                                         registration, commonly known as
                                         "Rule 144A Securities."  Restricted
                                         securities that are determined to be
                                         illiquid may not exceed the Fund's
                                         15% limit on illiquid securities.
---------------------------------------- --------------------------------------
Options and futures: Options represent   If we have stocks in the Fund that
a right to buy or sell a security at     have unrealized gains because of
an agreed upon price at a future date.   past appreciation, we would want to
The purchaser of an option may or may    protect those gains when we
not choose to go through with the        anticipate adverse conditions.  We
transaction.   Futures contracts are     may use options or futures to
agreements for the purchase or sale of   neutralize the effect of any price
securities at a specified price, on a    declines, without selling the
specified date.  Unlike an option, a     security.  For example, we might buy
futures contract must be executed        a put option giving us the right to
unless it is sold before the             sell the stock at a specific price
settlement date.   Certain options and   on a specific date in the future.
futures may be considered to be          If prices then fell, our decline
derivative securities.                   would be offset by the gain on the
                                         put option.  On the other hand, if
                                         prices rose, we would lose the
                                         amount paid for the put option, but
                                         we would still own the stock, and
                                         could benefit from the appreciation.

                                         We may also use options or futures
                                         to gain exposure to a particular
                                         market segment without purchasing
                                         individual securities in that
                                         segment.  We might use this approach
                                         if we had excess cash that we wanted
                                         to invest quickly.  We might use
                                         covered call options if we believe
                                         that doing so would help the Fund to
                                         meet its investment objective.  Use
                                         of these strategies can increase the
                                         operating costs of the Fund and can
                                         lead to loss of principal.
---------------------------------------- --------------------------------------

                                       6

---------------------------------------- --------------------------------------
              Securities                            How we use them
---------------------------------------- --------------------------------------
Illiquid securities: Securities that     We may invest up to 15% of the
do not have a ready market, and cannot   Fund's net assets in illiquid
be easily sold within seven days at      securities.
approximately the price that a fund
has valued them. Illiquid securities
include repurchase agreements maturing
in more than seven days.
---------------------------------------- --------------------------------------

The Fund may also  invest in other  securities,  including  warrants,  preferred stocks and bonds.  The Fund may invest up to 20% of its net assets  directly  in foreign securities;  however,  the Manager has no present intention of doing so.
Please see the  Statement  of  Additional  Information  ("SAI")  for  additional descriptions of these securities,  as well as other securities in which the Fund may invest.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed-delivery  basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate  redemptions,  though the Fund normally does not do so. The Fund will be required to pay interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in the Fund being unable  to meet its  investment  objective.  The  Fund  will  not  purchase  new securities if borrowing exceeds 5% of net assets.

Temporary defensive positions
For temporary  defensive  purposes,  the Fund may hold a substantial part of its assets in high-quality fixed-income securities, cash or cash equivalents.  These investments may not be consistent with the Fund's investment  objective.  To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       7

How we manage the Fund (continued)

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- --------------------------------------
                 Risks                       How we strive to manage them
---------------------------------------- --------------------------------------
Market risk is the risk that all or a    We maintain a long-term investment
majority of the securities in a          approach and focus on securities
certain market-like the stock or bond    that we believe can appreciate over
market will decline in value because     an extended period of time
of factors such as economic              regardless of interim market
conditions, future expectations or       fluctuations. We do not try to
investor confidence.                     predict overall stock market
                                         movements and though we may hold
                                         securities for any amount of time,
                                         we generally do not trade for
                                         short-term purposes.
---------------------------------------- --------------------------------------
Industry and security risk:  Industry    We limit the amount of the Fund's
risk is the risk that the value of       assets invested in any one industry
securities in a particular industry      and in any individual security. We
will decline because of changing         also follow a rigorous selection
expectations for the performance of      process before choosing securities
that industry.  Securities risk is the   and continually monitor them while
risk that the value of an individual     they remain in the portfolio.
stock or bond will decline because of
changing expectations for the
performance of that individual company
issuing the stock or bond.
---------------------------------------- --------------------------------------
Small company risk is the risk that      We maintain a diversified portfolio,
prices of smaller companies may be       select stocks carefully and monitor
more volatile than those of larger       them continually.
companies because of limited financial
resources or dependence on narrow
product lines.
---------------------------------------- --------------------------------------
Interest rate risk is the risk that      We analyze each company's financial
securities will decrease in value if     situation and its cash flow to
interest rates rise. The risk is         determine the company's ability to
generally associated with bonds;         finance future expansion and
however, because small and               operations.  The potential impact
medium-sized companies often borrow      that rising interest rates might
money to finance operations, they may    have on a stock is taken into
be adversely affected by rising          consideration before the stock is
interest rates. Financial services       purchased.  We expect to hold a mix
companies may also be affected by        of different financial companies,
interest rate changes because such       some of which may be more or less
changes impact their cost of capital     sensitive to interest rate changes.
and profitability.
---------------------------------------- --------------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid
securities cannot be readily sold        securities to 15% of the Fund's net
within seven days at approximately the   assets.
price that a fund values them.
---------------------------------------- --------------------------------------
Futures and options risk is the          We will not use futures and options
possibility that a fund may experience   for speculative reasons. We may use
a significant loss if it employs an      futures and options to protect gains
options or futures strategy related to   in the portfolio without actually
a security or a market index and that    selling a security.  We may also use
security or index moves in the           options and futures to quickly
opposite direction from what the         invest excess cash so that the
portfolio manager anticipated.           portfolio is generally fully
Futures and options also involve         invested.
additional expenses, which could
reduce any benefit or increase any
loss to a fund from using the strategy.
---------------------------------------- --------------------------------------

                                       8

---------------------------------------- --------------------------------------
                 Risks                       How we strive to manage them
---------------------------------------- --------------------------------------
Foreign risk is the risk that foreign    We typically invest only a small
securities may be adversely affected     portion of the Fund's portfolio in
by political instability, changes in     foreign securities or ADRs. When we
currency exchange rates, foreign         do purchase foreign securities, they
economic conditions or inadequate        are often denominated in U.S.
regulatory and accounting standards.     dollars. We also tend to avoid
                                         markets where we believe accounting
                                         standards or the regulatory
                                         structure are underdeveloped.
---------------------------------------- --------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers,  of 0.45% as a percentage  of average  daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended June 30, 2006.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The Fund's SAI provides  additional  information about the portfolio  managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Fund shares.

                                       10

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       Mellon Bank, N.A.
2005 Market Street                                                                One Mellon Center
Philadelphia, PA 19103-7094                      The Fund                         Pittsburgh, PA  15258

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 10 for details)
                                            Financial advisors

                                               Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive rules adopted by the U.S.  Securities and Exchange  Commission ("SEC")
that  require  its Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P., Lincoln Financial  Distributors,  Inc. ("LFD") is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the Fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       11

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may qualify for other  reductions in sales  charges,  and under certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average daily net assets  (currently  limited to 0.25%),  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" on page 15 for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge, except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested  will vary  depending on the  then-current  net asset value
("NAV"), the percentage rate of sales charge and rounding.

-------------------------------- --------------------------- ----------------------------

                                     Sales charge as %           Sales charge as %
      Amount of purchase             of offering price           of amount invested
-----------------------------------------------------------------------------------------
       Less than $50,000                   5.75%                        6.10%
-----------------------------------------------------------------------------------------
   $50,000 but under $100,000              4.75%                        4.99%
-----------------------------------------------------------------------------------------
  $100,000 but under $250,000              3.75%                        3.90%
-----------------------------------------------------------------------------------------
  $250,000 but under $500,000              2.50%                        2.56%
-----------------------------------------------------------------------------------------
 $500,000 but under $1 million             2.00%                        2.04%
-------------------------------- --------------------------- ----------------------------
       $1 million or more                   None                        None
                                  (Limited CDSC may apply)*   (Limited CDSC may apply)*
-------------------------------- --------------------------- ----------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Fund's  distributor  paid your  financial advisor a  commission  on your  purchase  of $1  million or more of Class A shares,  you will have to pay a limited  contingent  deferred  sales charge
     ("Limited  CDSC") of 1.00% if you redeem these shares within the first year and 0.50% if you redeem  them  within the  second  year,  unless a specific waiver  of the  charge  applies.  The  Limited  CDSC  will  be  paid to the distributor  and will be assessed on an amount  equal to the lesser of: (1)
     the NAV at the time the Class A shares being  redeemed were  purchased,  or
     (2) the NAV of such Class A shares at the time of redemption.  For purposes of this  formula,  the  "NAV at the  time of  purchase"  will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares  of  another  Delaware  Investments(R) Fund and,  in the event of an exchange  of  Class  A  shares,  the  "NAV of such  shares  at the  time of redemption"  will be the NAV of the shares  acquired  in the  exchange.  In determining  whether a Limited  CDSC is  payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation"
     below for a description of the dealer commission that is paid.

                                       12

About your account (continued)

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" on page 14.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     18 for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual 12b-1 fees no greater than 1% of average daily net assets
     (of which  0.25% are  service  fees)  paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales  charge of 1% if you redeem  your  shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first,  followed by shares acquired through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" on page 14.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of Contingent  Deferred Sales Charges" on page
     18 for further information.

o    Class C shares  are  subject to an annual  12b-1 fee no greater  than 1% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       13

About your account (continued)

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets (currently limited to 0.50%),  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained  on the Delaware  Investments  retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP-IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation  of  Contingent  Deferred  Sales  Charges  -  Class  B and  Class  C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed  on an amount  equal to the  lesser  of the NAV at the time the  shares being  redeemed  were  purchased  or the  NAV of  those  shares  at the  time of redemption.  No contingent deferred sales charge will be imposed on increases in
NAV above the initial  purchase  price,  nor will a  contingent  deferred  sales charge be assessed on redemptions of shares  acquired  through  reinvestment  of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of Class B shares or Class
C shares of the Fund,  even if those  shares are later  exchanged  for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

                                       14

Dealer compensation
The  financial  advisor  who sells you  shares  of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

----------------------------- --------------- ----------------- ---------------- ---------------
                                Class A(1)       Class B(2)       Class C(3)       Class R(4)
----------------------------- --------------- ----------------- ---------------- ---------------
Commission (%)                      -              4.00%             1.00%             -
----------------------------- --------------- ----------------- ---------------- ---------------
Investment up to $49,999          5.00%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
$50,000 to $99,999                4.00%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
$100,000 to $249,999              3.00%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
$250,000 to $499,999              2.00%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
$500,000 to $999,999              1.60%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
$1,000,000 to $4,999,999          1.00%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
$5,000,000 to $24,999,999         0.50%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
$25,000,000 or more               0.25%             ---               ---             ---
----------------------------- --------------- ----------------- ---------------- ---------------
12b-1 Fee to Dealer               0.30%            0.25%             1.00%           0.60%
----------------------------- --------------- ----------------- ---------------- ---------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to Class A  shares.  The  maximHum  12b-1  fee applicable  to  Class A shares  is  0.30%,  however,  the  Distributor  has contracted to limit this amount to 0.25% through August 31, 2007.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to  receive  a 12b-1  of up to  0.25%  from  the  date of  purchase.  After approximately eight years, Class B shares automatically  convert into Class
     A shares and  dealers  may then be  eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  October 31, 2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       15

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

------------------ -------------------- ----------------------- --------------------------------- -------------------
                                                                                 Share class
     Program          How it works                A                                   B                 C
------------------ -------------------- ----------------------- --------------------------------- -------------------
Letter of Intent   Through a Letter               X             Although the Letter of Intent
                   of Intent you                                and Rights of Accumulation do
                   agree to invest a                            not apply to the purchase of
                   certain amount in                            Class B and Class C shares, you
                   Delaware                                     can combine your purchase of
                   Investments(R)                               Class A shares with your
                   Funds (except                                purchase of Class B and Class C
                   money market funds                           shares to fulfill your Letter
                   with no sales                                of Intent or qualify for Rights
                   charge) over a                               of Accumulation.
                   13-month period to
                   qualify for
                   reduced front-end
                   sales charges.
------------------ -------------------- -----------------------
Rights of          You can combine                X
Accumulation       your holdings or
                   purchases of all
                   Delaware
                   Investments(R)
                   Funds (except
                   money market funds
                   with no sales
                   charge) as well as
                   the holdings and
                   purchases of your
                   spouse and
                   children under 21
                   to qualify for
                   reduced front-end
                   sales charges.
------------------ -------------------- ----------------------- --------------------------------- ----------------
Reinvestment of    Up to 12 months      For Class A, you will   For Class B, your account will    Not available.
Redeemed Shares    after you redeem     not have to pay an      be credited with the contingent
                   shares, you can      additional front-end    deferred sales charge you
                   reinvest the         sales charge.           previously paid on the amount
                   proceeds without                             you are reinvesting. Your
                   paying a sales                               schedule for contingent
                   charge as noted to                           deferred sales charges and
                   the right.                                   conversion to Class A will not
                                                                start over again; it will pick
                                                                up from the point at which you
                                                                redeemed your shares.
------------------ -------------------- ----------------------- --------------------------------- ----------------
SIMPLE /IRA,       These investment               X             There is no reduction in sales
SEP/ IRA,          plans may qualify                            charges for Class B or Class C
SAR/SEP, Profit    for reduced sales                            shares for group purchases by
Sharing,           charges by                                   retirement plans.
Pension, 401(k),   combining the
SIMPLE 401(k),     purchases of all
403(b)(7), and     members of the
457 Retirement     group. Members of
Plans              these groups may
                   also qualify to
                   purchase shares
                   without a
                   front-end sales
                   charge and may
                   qualify for a
                   waiver of any
                   contingent
                   deferred sales
                   charges on Class A
                   shares.
------------------ -------------------- ----------------------- --------------------------------------------------

                                       16

Waivers of Contingent Deferred Sales Charges

-------------------------------- ---------------------- ------------------------- -------------------------
                                                              Share Class
          Category                         A*                      B                         C
-------------------------------- ---------------------- ------------------------- -------------------------
Redemptions in accordance with             X                       X                         X
a Systematic Withdrawal Plan,
provided the annual amount
selected to be withdrawn under
the Plan does not exceed 12%
of the value of the account on
the date that the Systematic
Withdrawal Plan was
established or modified.
-------------------------------- ---------------------- ------------------------- -------------------------
Redemptions that result from               X                       X                         X
the Fund's right to liquidate
a shareholder's account if the
aggregate net asset value of
the shares held in the account
is less than the
then-effective minimum account
size.
-------------------------------- ---------------------- ------------------------- -------------------------
Distributions to participants              X                 Not available.            Not available.
or beneficiaries from a
retirement plan qualified
under section 401(a) of the
Internal Revenue Code of 1986,
as amended (the "Code").
-------------------------------- ---------------------- ------------------------- -------------------------
Redemptions pursuant to the                X                 Not available.            Not available.
direction of a participant or
beneficiary of a retirement
plan qualified under section
401(a) of the Code with
respect to that retirement
plan.
-------------------------------- ---------------------- ------------------------- -------------------------
Periodic distributions from an             X                       X                         X
individual retirement account
(i.e., IRA, ROTH IRA,
Coverdell IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a
qualified plan** (403(b)(7)
plan, 457 Deferred
Compensation Plan, Profit
Sharing Plan, Money Purchase
Plan or 401(k) Defined
Contribution Plan) not subject
to a penalty under Section
72(t)(2)(A) of the Code or a
hardship or unforeseen
emergency provision in the
qualified plan as described in
Treas. Reg.§1.401(k)-1(d)(2)
and Section 457(d)(3) of the
Code.
-------------------------------- ---------------------- ------------------------- -------------------------
Returns of Excess                          X                       X                         X
Contributions due to any
regulatory limit from an
individual retirement account
(i.e., IRA, ROTH IRA,
Coverdell IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a
qualified plan (403(b)(7)
plan, 457 Deferred
Compensation Plan, Profit
Sharing Plan, Money Purchase
Plan or 401(k) Defined
Contribution Plan).
-------------------------------- ---------------------- ------------------------- -------------------------
Distributions by other                                       Not available.            Not available.
employee benefit plans to pay                                                                                                                  XX
benefits.
-------------------------------- ---------------------- ------------------------- -------------------------
Systematic withdrawals from a                                      X                         X
retirement account or                                                                                                                          XX
qualified plan that are not
subject to a penalty pursuant
to Section 72(t)(2)(A) of the
Code or a hardship or
unforeseen emergency provision
in the qualified plan** as
described in Treas. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.  The
systematic withdrawal may be
pursuant to Delaware
Investments(R) Funds' Systematic
Withdrawal Plan or a
systematic withdrawal
permitted by the Code.
-------------------------------- ---------------------- ------------------------- -------------------------
Distributions from an account              X                       X                         X
of a redemption resulting from
the death or disability (as
defined in Section 72(t)(2)(A)
of the Code) of a registered
owner or a registered joint
owner occurring after the
purchase of the shares being
redeemed.  In the case of
accounts established under the
Uniform Gifts to Minors Act or
Uniform Transfers to Minors
Act or trust accounts, the
waiver applies upon the death
of all beneficial owners.
-------------------------------- ---------------------- ------------------------- -------------------------
Redemptions by certain legacy                                Not available.                  X
retirement assets that meet                                                                                                                    XX
the requirements set forth in
the SAI.
-------------------------------- ---------------------- ------------------------- -------------------------

                                       17

About your account (continued)

Waivers of Contingent Deferred Sales Charges (continued)

-------------------------------- ---------------------- ------------------------- -------------------------
                                                              Share Class
          Category                         A*                      B                         C
-------------------------------- ---------------------- ------------------------- -------------------------
Redemptions by the classes of              X                 Not available.            Not available.
shareholders who are permitted
to purchase shares at net
asset value, regardless of the
size of the purchase.  See
"Buying Class A shares at Net
Asset Value" above.
-------------------------------- ---------------------- ------------------------- -------------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments Web site at  www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R) Fund, the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)  Funds;  and  (iii)  registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manger or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee- based programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investments products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purchase of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       18

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account Number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through  automated  shareholder  services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

                                       19

About your account (continued)

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock  Exchange  ("NYSE"),  which is normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business  ("Business  Day"). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing, it may take into  account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell Education Savings Account shares in the Fund may be suitable for group retirement  plans.  You may establish your IRA account even if you are already a participant in an  employer-sponsored  retirement  plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans,  please consult your financial  advisor,  or call
800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending you individual  copies of these  documents 30 days after receiving your request.

                                       20

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the fund). Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds  sent to you by check or if you redeem at least  $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       21

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receives  the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after  the  close of  regular  trading  on the NYSE,  you will  receive  the NAV determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the  price you paid for the  original  shares-not  the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       22

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online Account Access is a  password-protected  area of the Delaware Investments web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments(R) Fund. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

                                       23

About your account (continued)

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
MoneyLine(SM)  On Demand  Service  has a minimum  transfer  of $25 and a maximum transfer of $50,000,  except for purchases into IRAs. Delaware  Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and contingent  deferred  sales  charge  for  Class B and C  Shares  redeemed  via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund to be a market  timer and may  consider  anyone who has  followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

                                       24

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risk of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

                                       25

About your account (continued)

Frequent trading of Fund shares (continued)

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly  among certain broker/ dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company under  Subchapter M of the Code. As such, the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net capital gains, if any, annually.  The amount of any distribution will vary, and there is no  guarantee  the Fund will pay  either an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

                                       26

Certain management considerations
Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R) Funds, as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       27

Financial highlights
The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Small Cap Growth Fund

                                                                                                      Class A
                                                                                       Year ended  7/31/01(1)
                                                                                             6/30          to
                                                       2006         2005         2004        2003     6/30/02

Net asset value, beginning of period                $11.300      $11.260       $9.170      $8.130      $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                              (0.134)      (0.138)      (0.105)     (0.083)     (0.059)
Net realized and unrealized gain (loss)
  on investments                                      1.325        0.291        2.195       1.123     (0.311)
                                                    -------      -------      -------     -------     -------
Total from investment operations                      1.191        0.153        2.090       1.040     (0.370)
                                                    -------      -------      -------     -------     -------

Less dividends and distributions from:
Net realized gain on investments                    (0.601)      (0.113)          ---         ---         ---
                                                    -------      -------      -------     -------     -------
Total dividends and distributions                   (0.601)      (0.113)          ---         ---         ---
                                                    -------      -------      -------     -------     -------

Net asset value, end of period                      $11.890      $11.300      $11.260      $9.170      $8.130
                                                    =======      =======      =======     =======     =======

Total return(3)                                      10.70%        1.51%       22.79%      12.79%     (4.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $14,941      $14,045      $25,035      $3,586      $1,130
Ratio of expenses to average net assets               1.60%        1.65%        1.60%       1.60%       1.60%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                            2.20%        1.97%        1.95%       3.14%       6.34%
Ratio of net investment loss to average
  net assets                                        (1.12%)      (1.29%)      (0.99%)     (1.08%)     (0.77%)
Ratio of net investment loss to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                                        (1.72%)      (1.61%)      (1.34%)     (2.62%)     (5.51%)
Portfolio turnover                                      78%          87%          79%         60%        138%

                                       28

                                                                                                      Class B
                                                                                       Year ended  7/31/01(1)
                                                                                             6/30          to
                                                       2006         2005        2004         2003     6/30/02

Net asset value, beginning of period                $11.000      $11.050       $9.070      $8.100      $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                              (0.221)      (0.217)      (0.184)     (0.140)     (0.118)
Net realized and unrealized gain (loss)
  on investments                                     1.292         0.280        2.164       1.110     (0.282)
                                                    -------      -------      -------     -------     -------
Total from investment operations                     1.071        0.063        1.980       0.970     (0.400)
                                                    -------      -------      -------     -------     -------

Less dividends and distributions from:
Net realized gain on investments                    (0.601)      (0.113)          ---         ---         ---
                                                    -------      -------      -------     -------     -------
Total dividends and distributions                   (0.601)      (0.113)          ---         ---         ---
                                                    -------      -------      -------     -------     -------

Net asset value, end of period                      $11.470      $11.000      $11.050      $9.070      $8.100
                                                    =======      =======      =======     =======     =======

Total return(3)                                       9.87%        0.71%       21.83%      11.98%     (4.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $4,858       $5,448       $4,844      $2,460        $783
Ratio of expenses to average net assets               2.35%        2.40%        2.35%       2.35%       2.35%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                            2.90%        2.67%        2.65%       3.85%       7.09%
Ratio of net investment loss to average
  net assets                                        (1.87%)      (2.04%)      (1.74%)     (1.83%)     (1.52%)
Ratio of net investment loss to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                                        (2.42%)      (2.31%)      (2.04%)     (3.33%)     (6.26%)
Portfolio turnover                                      78%          87%          79%         60%        138%

                                                                                                      Class C
                                                                                       Year ended  7/31/01(1)
                                                                                             6/30          to
                                                       2006         2005         2004        2003     6/30/02

Net asset value, beginning of period                $11.000      $11.050       $9.070      $8.100      $8.500

Income (loss) from investment operations:
Net investment loss(2)                              (0.221)      (0.217)      (0.184)     (0.140)     (0.117)
Net realized and unrealized gain (loss)
  on investments                                      1.292        0.280        2.164       1.110     (0.283)
                                                    -------      -------      -------     -------     -------
Total from investment operations                      1.071        0.063        1.980       0.970     (0.400)
                                                    -------      -------      -------     -------     -------

Less dividends and distributions from:
Net realized gain on investments                    (0.601)      (0.113)          ---         ---         ---
                                                    -------      -------      -------     -------     -------
Total dividends and distributions                   (0.601)      (0.113)          ---         ---         ---
                                                    -------      -------      -------     -------     -------

Net asset value, end of period                      $11.470      $11.000      $11.050      $9.070      $8.100
                                                    =======      =======      =======     =======     =======

Total return(3)                                       9.87%        0.71%       21.83%      11.98%     (4.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $9,495       $8,527       $6,000      $2,033        $795
Ratio of expenses to average net assets               2.35%        2.40%        2.35%       2.35%       2.35%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                            2.90%        2.67%        2.65%       3.85%       7.09%
Ratio of net investment loss to average
  net assets                                        (1.87%)      (2.04%)      (1.74%)     (1.83%)     (1.52%)
Ratio of net investment loss to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                                        (2.42%)      (2.31%)      (2.04%)     (3.33%)     (6.26%)
Portfolio turnover                                      78%          87%          79%         60%        138%

                                                                                          Class R
                                                                           Year ended    6/2/03(1)
                                                                                 6/30          to
                                                       2006         2005         2004     6/30/03

Net asset value, beginning of period                $11.220      $11.220       $9.170      $9.040

Income (loss) from investment operations:
Net investment loss(2)                              (0.164)      (0.176)      (0.144)     (0.003)
Net realized and unrealized gain (loss)
  on investments                                      1.315        0.289        2.194     (0.133)
                                                    -------      -------      -------     -------
Total from investment operations                      1.151        0.113        2.050       0.130
                                                    -------      -------      -------     -------

Less dividends and distributions from:
Net realized gain on investments                    (0.601)      (0.113)          ---         ---
                                                    -------      -------      -------     -------
Total dividends and distributions                   (0.601)      (0.113)          ---         ---

                                                    -------      -------      -------     -------
Net asset value, end of period                      $11.770      $11.220      $11.220      $9.170
                                                    =======      =======      =======     =======

Total return(3)                                      10.41%        1.15%       22.36%       1.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $1,676       $1,575         $774        $---
Ratio of expenses to average net assets               1.85%        2.00%        1.95%       1.95%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                            2.50%        2.27%        2.25%       5.93%
Ratio of net investment loss to average
  net assets                                        (1.37%)      (1.64%)      (1.34%)     (1.09%)
Ratio of net investment loss to average
  net assets prior to expense
  limitation and expenses paid
  indirectly                                        (2.02%)      (1.91%)      (1.64%)     (5.07%)
Portfolio turnover                                      78%          87%          79%         60%

(1)  Date of commencement of operations. Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the
     Manager and the  Distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss.

Net asset value ("NAV")
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       29

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical ratings organization."

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index ("CPI")
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge ("CDSC")
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

                                       30

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index ("CPI").

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization ("NRSRO")
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch, Inc. ("Fitch").

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio ("P/E")
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

                                       31

Glossary (continued)

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Growth Index
Russell  2000 Growth  Index  measures  the  performance  of those  Russell  2000 companies with higher  price-to-book ratios and higher forecasted growth values.
These stocks are selected from the 2000  smallest  companies in the Russell 3000
Index, which represent  approximately 10% of the total market  capitalization of the Russell 3000 Index.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC ("Securities and Exchange Commission")
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information ("SAI")
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       32

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies  that  significantly  affected the Fund's  performance  during period covered  by the  report.  You can find  more  information  about the Fund in the current  Statement  of  Additional  Information  ("SAI"),  which  we have  filed electronically  with the SEC and which is legally a part of this  Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market  Street,  Philadelphia,  PA  19103-7094,  or call toll-free  800  523-1918.  The Fund's SAI and annual and  semiannual  reports to shareholders are also available, free of charge, through the Fund's internet Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       33

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

DELAWARE FUND SYMBOLS
Delaware Small Cap Growth Fund                   CUSIP               NASDAQ
Class A                                        246118301              DSCAX
Class B                                        246118400              DSCBX
Class C                                        246118509              DSCCX
Class R                                        246118590              DSCRX

Investment Company Act file number: 811-01485

PR-509 [6/30] CGI 10/06                                             MF-06-10-366
                                                                        PO 11318

                                                                        Delaware
                                                                  Investments(R)
                                                                  --------------
                                             A member of Lincoln Financial Group

GROWTH-EQUITY

Prospectus        OCTOBER 28, 2006

                  DELAWARE SMALL CAP GROWTH FUND
                  INSTITUTIONAL CLASS

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                         page           2
Delaware Small Cap Growth Fund                                      2

How we manage the Fund                               page           5
Our investment strategies                                           5
The securities we typically invest in                               6
The risks of investing in the Fund                                  9
Disclosure of portfolio holdings information                       10

Who manages the Fund                                 page          11
Investment manager                                                 11
Portfolio managers                                                 11
Who's who?                                                         12

About your account                                   page          13
Investing in the Fund                                              13
Payment to intermediaries                                          13
How to buy shares                                                  14
Fair valuation                                                     15
Document delivery                                                  15
How to redeem shares                                               15
Account minimum                                                    16
Exchanges                                                          16
Frequent trading of Fund shares                                    16
Dividends, distributions and taxes                                 18
Certain management considerations                                  19

Financial highlights                                 page          20

Glossary                                             page          22

Additional information                               page          25

                                       1

Profile: Delaware Small Cap Growth Fund

What is the Fund's goal?
Delaware Small Cap Growth Fund seeks long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in common stocks of small growth-oriented or emerging growth companies that we believe offer above average  opportunities for long-term price appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net  assets  in  investments  of small  capitalization  companies  (the "80%
policy").

The Fund uses a bottom-up  approach to security  selection that seeks  companies with  high-expected  growth in earnings and  revenues,  which are believed to be leaders,  or are expected to be leaders,  in their respective  industries.  This means  we  search  for  outstanding  performance  of  individual  stocks  before considering the impact of economic  trends.  We look at estimated  growth rates, price-to-earnings  ratios,  market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other  companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short-term.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small, growth-oriented companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Small Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past four calendar  years, as well as the average annual returns for these shares for one-year and lifetime periods.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect during these periods.
The returns would be lower without the expense caps. Please see the footnotes on page  4 for  additional  information  about  expense  caps.  Instances  of  high double-digit returns are highly unusual, cannot be sustained,  and were achieved primarily during favorable market conditions.

Year-by-year total return (Institutional Class)

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

----------------- -------------- --------------- --------------
            2002           2003            2004           2005
----------------- -------------- --------------- --------------
         -15.14%         41.60%          11.64%          3.04%
----------------- -------------- --------------- --------------

As of September 30, 2006, the Fund's  Institutional  Class shares had a calendar year-to-date  return of 1.55%. During the periods illustrated in this bar chart,
Institutional  Class' highest  quarterly return was 23.46% for the quarter ended
June 30, 2003 and its lowest  quarterly return was -14.86% for the quarter ended
September 30, 2002.

Average annual returns for periods ending 12/31/05
----------------------------------------- ----------------- --------------------
                                               1 year        Lifetime (7/31/01)
----------------------------------------- ----------------- --------------------
Return before taxes                             3.04%              8.94%
----------------------------------------- ----------------- --------------------
Return after taxes on distributions             2.27%              8.71%
----------------------------------------- ----------------- --------------------
Return after taxes on distributions
  and sale of Fund shares                       2.99%              7.74%
----------------------------------------- ----------------- --------------------
Russell 2000 Growth Index*
  (reflects no deduction for fees,
  expenses or taxes)                            4.15%              4.67%
----------------------------------------- ----------------- --------------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Growth Index. You should remember that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement  accounts  ("IRAs").  The after-tax returns shown are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*The Russell 2000 Growth Index reports returns on a monthly basis as of the last day of the month.

                                       3

Profile: Delaware Small Cap Growth Fund (continued)

What are the Fund's fees and expenses?

------------------------------------------------ ------------------------------------------- --------
You do not pay sales charges directly from       Maximum sales charge (load) imposed on         none
your investments when you buy or sell shares       purchases as a percentage of offering
of the Institutional Class.                        price
                                                 ------------------------------------------- --------
                                                 Maximum contingent deferred sales charge
                                                   (load) as a percentage of original
                                                   purchase price or redemption price,
                                                   whichever is lower                           none
                                                 ------------------------------------------- --------
                                                 Maximum sales charge (load) imposed on
                                                   reinvested dividends                         none
                                                 ------------------------------------------- --------
                                                 Redemption fees                                none
                                                 ------------------------------------------- --------
                                                 Exchange fees(1)                               none
------------------------------------------------ ------------------------------------------- --------

------------------------------------------------ ------------------------------------------- --------
Annual fund operating expenses are deducted      Management fees                               1.00%
from the Fund's assets.                          ------------------------------------------- --------
                                                 Distribution and service (12b-1) fees          none
                                                 ------------------------------------------- --------
                                                 Other expenses                                0.90%
                                                 ------------------------------------------- --------
                                                 Total annual fund operating expenses          1.90%
                                                 ------------------------------------------- --------
                                                 Fee waivers and payments(2)                 (0.40%)
                                                 ------------------------------------------- --------
                                                 Net expenses                                  1.50%
------------------------------------------------ ------------------------------------------- --------

------------------------------------------------ ------------------------------------------- --------
This example is intended to help you compare     1 year                                         $153
the cost of investing in the Fund to the cost    ------------------------------------------- --------
of investing in other mutual funds with          3 years                                        $558
similar investment objectives. We show the       ------------------------------------------- --------
cumulative amount of Fund expenses on a          5 years                                        $989
hypothetical investment of $10,000 with an       ------------------------------------------- --------
annual 5% return over the time shown.(3) This    10 years                                     $2,190
example reflects the net operating expenses      ------------------------------------------- --------
with applicable waivers for the one-year
contractual period and the total operating
expenses without waivers for years two through
10.  This is an example only, and does not
represent future expenses, which may be
greater or less than those shown here.
------------------------------------------------ -----------------------------------------------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The Manager has contracted to waive fees and pay expenses  through  October
     31,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 1.50% of average daily net assets.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market  sectors we think are best for the
Fund.  The following is a description of how the portfolio  managers  pursue the
Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We strive to identify common stocks of small  growth-oriented or emerging growth companies that we believe offer above average  opportunities for long-term price appreciation.  Under normal  market  conditions,  at least 80% of the Fund's net assets will be  invested  in small cap  companies.  We will  consider  small cap companies  generally  to be those that have a market  capitalization  within the range of the Russell 2000 Growth Index. The market  capitalization  range of the
Russell 2000 Growth Index changes from time to time.

The Fund employs a bottom-up  security  selection  approach in seeking companies with  high-expected  growth in earnings and  revenues,  which are believed to be leaders,  or are expected to become leaders,  in their respective market niches.
In our search for such companies,  we will evaluate a stock's current  valuation by reviewing historical factors such as price-to-earnings ratios, price-to-book, price-to-free cashflow, and revenues, as well as historic and projected earnings and growth rates.

Once we identify  securities  that have attractive  characteristics,  we further evaluate the company.  We look at the  capability of the  management  team,  the strength of the company's  position  within its industry,  the potential for the company to develop new products or markets,  the height of the company's  return on  equity,  and  the  stringency  of the  company's  financial  and  accounting policies.

We rely on our own  research in selecting  securities  for the  portfolio.  That research may include one-on-one meetings with executives,  company  competitors, industry experts and customers.  Our goal is to select companies that are likely to perform well over an extended time frame.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

How we manage the Fund (continued)

The securities we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends as well.

----------------------------------------- --------------------------------------
               Securities                             How we use them
----------------------------------------- --------------------------------------
Common stocks: Securities that            Generally, we invest 85% to 100% of
represent shares of ownership in a        the Fund's net assets in common stock
corporation. Stockholders participate     with at least 80% in small,
in the corporation's profits and losses   growth-oriented companies.
proportionate to the number of shares
they own.
----------------------------------------- --------------------------------------
Convertible securities: Usually           We may invest in convertible
preferred stocks or corporate bonds       securities.  Typically, we select such
that can be exchanged for a set number    securities on the basis of the common
of shares of common stock at a            stock into which they can be
predetermined price.                      converted, not on the basis of the
                                          debt ratings of the convertible
                                          securities.
----------------------------------------- --------------------------------------
Repurchase agreements: An agreement       Typically, we use repurchase
between a buyer of securities, such as    agreements as a short-term investment
the Fund, and a seller of securities in   for the Fund's cash position. In order
which the seller agrees to buy the        to enter into these repurchase
securities back within a specified time   agreements, the Fund must have
at the same price the buyer paid for      collateral of at least 102% of the
them, plus an amount equal to an agreed   repurchase price.  We may not invest
upon interest rate. Repurchase            more than 10% of the Fund's assets in
agreements are often viewed as            repurchase agreements with maturities
equivalent to cash.                       of over seven days.  We will only
                                          enter into repurchase agreements in
                                          which the collateral is comprised of
                                          U.S. government securities.
----------------------------------------- --------------------------------------
American Depositary Receipts ("ADRs"):    The Fund may invest without limit in
ADRs are issued by a U.S. bank and        ADRs and will do so when we believe
represent the bank's holdings in a        they offer greater value and greater
stated number of shares of a foreign      appreciation potential than U.S.
corporation.  An ADR entitles the         securities.
holder to all dividends and capital
gains earned by the underlying foreign
shares. ADRs are bought and sold the
same as U.S. securities.
----------------------------------------- --------------------------------------
Restricted securities: Privately-placed   We may invest in privately-placed
securities whose resale is restricted     securities, including those that are
under U.S. securities laws.               eligible for resale only among certain
                                          institutional buyers without
                                          registration, commonly known as
                                          "Rule 144A Securities."  Restricted
                                          securities that are determined to be
                                          illiquid may not exceed the Fund's 15%
                                          limit on illiquid securities.
----------------------------------------- --------------------------------------

                                       6

----------------------------------------- --------------------------------------
               Securities                             How we use them
----------------------------------------- --------------------------------------
Options and futures: Options represent    If we have stocks in the Fund that
a right to buy or sell a security at an   have unrealized gains because of past
agreed upon price at a future date. The   appreciation, we would want to protect
purchaser of an option may or may not     those gains when we anticipate adverse
choose to go through with the             conditions.  We might use options or
transaction.   Futures contracts are      futures to neutralize the effect of
agreements for the purchase or sale of    any price declines, without selling
securities at a specified price, on a     the security.  For example, we might
specified date.  Unlike an option, a      buy a put option giving us the right
futures contract must be executed         to sell the stock at a specific price
unless it is sold before the settlement   on a specific date in the future.  If
date.   Certain options and futures may   prices then fell, our decline would be
be considered to be derivative            offset by the gain on the put option.
securities.                               On the other hand, if prices rose, we
                                          would lose the amount paid for the put
                                          option, but we would still own the
                                          stock, and could benefit from the
                                          appreciation.

                                          We may also use options or futures to
                                          gain exposure to a particular market
                                          segment without purchasing individual
                                          securities in that segment.  We might
                                          use this approach if we had excess
                                          cash that we wanted to invest
                                          quickly.  We might use covered call
                                          options if we believe that doing so
                                          would help the Fund to meet its
                                          investment objective.  Use of these
                                          strategies can increase the operating
                                          costs of the Fund and can lead to loss
                                          of principal.
----------------------------------------- --------------------------------------
Illiquid securities: Securities that do   We may invest up to 15% of the Fund's
not have a ready market, and cannot be    net assets in illiquid securities.
easily sold, within seven days, at
approximately the price that a fund has
valued them. Illiquid securities
include repurchase agreements maturing
in more than seven days.
----------------------------------------- --------------------------------------

                                       7

How we manage the Fund (continued)

The Fund may also  invest  in other  securities  including  warrants,  preferred stocks and bonds.  The Fund may invest up to 20% of its net assets  directly  in foreign securities,  however,  the Manager has no present intention of doing so.
Please see the  Statement  of  Additional  Information  ("SAI")  for  additional descriptions of these securities, as well as those listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate  redemptions,  though the Fund normally does not do so. The Fund will be required to pay interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in the Fund being unable  to meet its  investment  objective.  The  Fund  will  not  purchase  new securities if borrowing exceeds 5% of net assets.

Temporary defensive positions
For temporary  defensive  purposes,  the Fund may hold a substantial part of its assets in high-quality fixed-income securities, cash or cash equivalents.  These investments may not be consistent with the Fund's investment  objective.  To the extent that the Fund holds these investments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
It is possible  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

----------------------------------------- -------------------------------------
                 Risks                        How we strive to manage them
----------------------------------------- -------------------------------------
Market risk is the risk that all or a     We maintain a long-term investment
majority of the securities in a certain   approach and focus on securities
market-like the stock or bond             that we believe can appreciate over
market-will decline in value because of   an extended period of time
factors such as economic conditions,      regardless of interim market
future expectations or investor           fluctuations.  We do not try to
confidence.                               predict overall stock market
                                          movements and though we may hold
                                          securities for any amount of time,
                                          we generally do not trade for
                                          short-term purposes.
----------------------------------------- -------------------------------------
Industry and security risk:  Industry     We limit the amount of the Fund's
risk is the risk that the value of        assets invested in any one industry
securities in a particular industry       and in any individual security. We
will decline because of changing          also follow a rigorous selection
expectations for the performance of       process before choosing securities
that industry.  Securities risk is the    and continually monitor them while
risk that the value of an individual      they remain in the portfolio.
stock or bond will decline because of
changing expectations for the
performance of that individual company
issuing the stock or bond.
----------------------------------------- -------------------------------------
Small company risk is the risk that       We maintain a diversified
prices of smaller companies may be more   portfolio, select stocks carefully
volatile than those of larger companies   and monitor them continually.
because of limited financial resources
or dependence on narrow product lines.
----------------------------------------- -------------------------------------
Interest rate risk is the risk that       We analyze each company's financial
securities will decrease in value if      situation and its cash flow to
interest rates rise. The risk is          determine the company's ability to
generally associated with bonds;          finance future expansion and
however, because small and medium-sized   operations.  The potential impact
companies often borrow money to finance   that rising interest rates might
operations, they may be adversely         have on a stock is taken into
affected by rising interest rates.        consideration before a stock is
Financial services companies may also     purchased.  We expect to hold a mix
be affected by interest rate changes      of different financial companies,
because such changes impact their cost    some of which may be more or less
of capital and profitability.             sensitive to interest rate changes.
----------------------------------------- -------------------------------------
Liquidity risk is the possibility that    We limit exposure to illiquid
securities cannot be readily sold         securities to 15% of the Fund's net
within seven days at approximately the    assets.
price that a Fund values them.
----------------------------------------- -------------------------------------

                                       9

How we manage the Fund (continued)

----------------------------------------- -------------------------------------
                 Risks                        How we strive to manage them
----------------------------------------- -------------------------------------
Futures and options risk is the           We will not use futures and options
possibility that a fund may experience    for speculative reasons. We may use
a significant loss if it employs an       futures and options to protect
options or futures strategy related to    gains in the portfolio without
a security or a market index and that     actually selling a security.  We
security or index moves in the opposite   may also use options and futures to
direction from what the portfolio         quickly invest excess cash so that
manager anticipated.  Futures and         the portfolio is generally fully
options also involve additional           invested.
expenses, which could reduce any
benefit or increase any loss to a fund
from using the strategy.
----------------------------------------- -------------------------------------
Foreign risk is the risk that foreign     We typically invest only a small
securities may be adversely affected by   portion of the Fund's portfolio in
political instability, changes in         foreign securities or ADRs. When we
currency exchange rates, foreign          do purchase foreign securities,
economic conditions or inadequate         they are often denominated in U.S.
regulatory and accounting standards.      dollars. We also tend to avoid
                                          markets where we believe accounting
                                          standards or the regulatory
                                          structure are underdeveloped.
----------------------------------------- -------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       10

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers,  of 0.45% as a percentage  of average  daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended June 30, 2006.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young &  Company. He holds a bachelor's degree from  Binghamton  University  and an MBA from the  University of  Pennsylvania's
Wharton School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P.  Morgan Chase &  Company.  Mr.  Holland  holds a bachelor's degree  in  economics  from  the  University  of  Delaware  and  an  MBA  with a concentration in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Fund shares.

                                       11

Who manages the Fund (continued)

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       Mellon Bank, N.A.
2005 Market Street                                                                One Mellon Center
Philadelphia, PA 19103-7094                      The Fund                         Pittsburgh, PA  15258

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 11 for details)
                                            Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive rules adopted by the U.S.  Securities and Exchange  Commission ("SEC")
that  require  its Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial intermediary wholesaler    Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P., Lincoln Financial  Distributors,  Inc. ("LFD") is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders   Like  shareholders  of  other companies, mutual fund shareholders have  specific  voting  rights.  Material  changes  in  the  terms  of a  fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       12

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts ("IRAs") from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds  managed by the
     Fund's Manager) and clients of Delaware Investments  Advisers, an affiliate of the Manager,  or its affiliates,  as well as the clients' affiliates and their corporate sponsors, subsidiaries,  related employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified  under Section 529 of the Internal  Revenue Code of
     1986, as amended (the "Code") for which the Fund's Manager,  Distributor or service  agent or one or more of their  affiliates  provide  recordkeeping, administrative,  investment management,  marketing, distribution or similar services; or

o    programs sponsored by financial intermediaries that require the purchase of
     Institutional Class shares.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       13

About your account (continued)

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account Number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York Stock  Exchange  ("NYSE"),  which is normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's net asset value  ("NAV").  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  ("Business Day"). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

                                       14

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an  account   in the same  Delaware  Investments(R) Fund  as another
person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500.  We will begin sending you individual copies of these documents
30 days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request,  and for  redemptions  of more than $100,000, you must  include a signature  guarantee  for each owner.  You can also fax your written  request to 267 256-8990.  Signature  guarantees  are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       15

About your account (continued)

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after  the  close of  regular  trading  on the NYSE,  you will  receive  the NAV determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another  Delaware  Investments(R)Fund.  We may refuse the purchase side of any exchange request,  if, in the Manager's judgment,  the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

                                       16

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

                                       17

About your account (continued)

Frequent trading of Fund shares (continued)

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company under  Subchapter M of the Code. As such, the Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net capital gains, if any, annually.  The amount of any distribution will vary, and there is no  guarantee  the Fund will pay  either an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       18

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

Manager of managers  structure At a  shareholder  meeting held on March 23, 2005
(or as  adjourned),  the Fund's  shareholders  approved a "manager of  managers"
structure  that would  permit the Manager to appoint  and replace  sub-advisors, enter  into  sub-advisory  agreements,  and  amend  and  terminate  sub-advisory agreements  with  respect to the Fund,  subject to Board  approval  but  without shareholder  approval (the "Manager of Managers  Structure").  While the Manager
does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager may, in the future,  recommend to the Fund's Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio if it believes that doing so would be likely to enhance the Fund's  performance  by introducing a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       19

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Small Cap Growth Fund                                                            Institutional Class

                                                                                      Year ended   7/31/01(1)
                                                                                            6/30           to
                                                     2006         2005         2004         2003      6/30/02

Net asset value, beginning of period              $11.400      $11.330       $9.210       $8.140       $8.500

Income (loss) from investment operations:
Net investment loss(2)                            (0.103)      (0.111)      (0.079)      (0.063)      (0.040)
Net realized and unrealized gain (loss)
  on investments                                    1.324        0.294        2.199        1.133      (0.320)
                                                  -------      -------      -------      -------      -------
Total from investment operations                    1.221        0.183        2.120        1.070      (0.360)
                                                  -------      -------      -------      -------      -------

Less dividends and distributions from:
Net realized gain on investments                  (0.601)      (0.113)          ---          ---          ---
                                                  -------      -------      -------      -------      -------
Total dividends and distributions                 (0.601)      (0.113)          ---          ---          ---
                                                  -------      -------      -------      -------      -------

Net asset value, end of period                    $12.020      $11.400      $11.330       $9.210       $8.140
                                                  =======      =======      =======       ======       ======

Total return(3)                                    10.87%        1.76%       23.02%       13.14%      (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                $1           $8       $1,287       $2,169       $1,915
Ratio of expenses to average net assets             1.35%        1.40%        1.35%        1.35%        1.35%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                   1.90%        1.67%        1.65%        2.85%        6.09%
Ratio of net investment loss to average
  net assets                                      (0.87%)      (1.04%)      (0.74%)      (0.83%)      (0.52%)
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly                    (1.42%)      (1.31%)      (1.04%)      (2.33%)      (5.26%)
Portfolio turnover                                    78%          87%          79%          60%         138%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized but total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the Manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       20

How to read the financial highlights

Net investment loss
Net investment  loss includes  dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss.

Net asset value ("NAV")
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       21

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall, and when interest rates fall,  bond prices rise. See  "Fixed-income securities."

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also "Nationally recognized statistical ratings organization."

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index ("CPI")
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See "Bond."

                                       22

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index ("CPI").

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch, Inc. ("Fitch").

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio ("P/E")
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Growth Index
Russell  2000 Growth  Index  measures  the  performance  of those  Russell  2000 companies with higher  price-to-book ratios and higher forecasted growth values.
These stocks are selected from the 2000  smallest  companies in the Russell 3000
Index, which represent  approximately 10% of the total market  capitalization of the Russell 3000 Index.

                                       23

Glossary (continued)

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC ("Securities and Exchange Commission")
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information ("SAI")
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       24

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  Statement  of  Additional  Information  ("SAI"),  which  we have  filed electronically  with the SEC and which is legally a part of this  Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market  Street,  Philadelphia,  PA  19103-7094,  or call toll-free  800  362-7500.  The Fund's SAI and annual and  semiannual  reports to shareholders are also available, free of charge, through the Fund's internet Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       25

Delaware
Investments(R)
--------------
A member of Lincoln Financial Group

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
800 362-FUND (800 362-386)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R)service.

DELAWARE FUND SYMBOLS
Delaware Small Cap Growth Fund                   CUSIP               NASDAQ
Institutional Class                            246118608              DSCIX

Investment Company Act file number: 811-01485

PR-512 [6/30] CGI 10/06                                             MF-06-10-367
                                                                         PO11319

GROWTH-EQUITY                                            Delaware Investments(R)
                                             A member of Lincoln Financial Group

Prospectus   OCTOBER 28, 2006

          DELAWARE TREND FUND
          CLASS A o CLASS B o CLASS C o CLASS R

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Fund profile                                      page     2
Delaware Trend Fund                                        2

How we manage the Fund                            page     5
Our investment strategies                                  5
The securities we typically invest in                      6
The risks of investing in the Fund                         7
Disclosure of portfolio holdings information               7

Who manages the Fund                              page     8
Investment manager                                         8
Portfolio managers                                         8
Who's who?                                                 9

About your account                                page     10
Investing in the Fund                                      10
   Choosing a share class                                  10
   Dealer compensation                                     13
Payments to intermediaries                                 13
How to reduce your sales charge                            14
How to buy shares                                          18
Fair valuation                                             19
Retirement plans                                           19
Document delivery                                          19
How to redeem shares                                       20
Account minimums                                           21
Special services                                           22
Frequent trading of Fund shares                            23
Dividends, distributions and taxes                         25
Certain management considerations                          26

Financial highlights                              page     28

Glossary                                          page     30

Additional information                            page     32

                                        1

Profile: Delaware Trend Fund

What is the Fund's goal?
Delaware  Trend  Fund seeks  capital  appreciation  by  investing  primarily  in securities  of emerging or other  growth-oriented  companies.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of small,  growth-oriented  or emerging  companies that we believe are  responsive to changes within the  marketplace  and which we believe have the fundamental  characteristics  to support  continued  growth. As these  companies  grow, we will normally hold their stocks until we believe they have  achieved  their  growth  potential  or until we find what we believe to be better growth opportunities.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong  product  cycles,  innovative  concepts and industry  trends.  We look at price-to-earnings  ratios,  estimated growth rates,  market  capitalization  and cashflows  as we strive to  determine  how  attractive  a company is relative to other companies.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other  companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short-term.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 7.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small, growth-oriented companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has the Delaware Trend Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years,  as well as the average annual returns of Class A,
B, C and R shares for one-year,  five-year and 10-year or lifetime  periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect  expense caps in effect  during  certain of these  periods.  The returns would be lower without the expense caps.  Please see the footnotes on page 4 for additional  information  about the expense caps.  Instances of high double-digit returns are highly  unusual,  cannot be sustained,  and were achieved  primarily during favorable market conditions.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
     1996       1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   10.71%     19.43%     13.57%     71.33%     -6.79%    -14.88%    -20.25%     33.38%     12.30%      5.10%
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of -0.93%.  During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 35.00% for the quarter ended December 31, 1999 and its lowest  quarterly  return was -26.43% for the quarter  ended  September  30,
2001.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

--------------------------------------------- ----------- ----------- ---------------
                                                                         10 years or
                                                  1 year     5 years      lifetime**
--------------------------------------------- ----------- ----------- ---------------
Class A return before taxes                      (0.93%)       0.14%          9.22%
--------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions      (0.93%)       0.14%          7.70%
--------------------------------------------- ----------- ----------- ---------------
Class A return after taxes on distributions
and sale of Fund shares                          (0.61%)       0.12%          7.34%
--------------------------------------------- ----------- ----------- ---------------
Class B return before taxes*                      0.32%        0.18%          9.23%
--------------------------------------------- ----------- ----------- ---------------
Class C return before taxes*                      3.29%        0.61%          9.08%
--------------------------------------------- ----------- ----------- ---------------
Class R return before taxes*                      4.74%         N/A          12.59%
--------------------------------------------- ----------- ----------- ---------------
Russell 2000 Growth Index (reflects no
deduction for fees, expenses or taxes)            4.15%        2.28%          4.69%
--------------------------------------------- ----------- ----------- ---------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Growth Index. You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not redeemed,  the returns  before taxes for Class B would be 4.32%,  0.62%
     and 9.23% for the one-year,  five-year and 10-year  periods,  respectively.
     The returns for Class B shares  reflect  conversion to Class A shares after eight  years.  If shares were not  redeemed,  the returns  before taxes for
     Class C would be 4.29%,  0.61% and 9.08% for the  one-year,  five-year  and
     10-year periods, respectively.
**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception date for Class R shares of the Fund was June 2, 2003.
     The Russell 2000 Growth Index return is for 10 years.  The Index return for the Class R lifetime  was 17.04%.  The Russell  2000 Growth  Index  reports returns  on a  monthly  basis as of the last day of the  month.  The  Index returns  for the Class R lifetime  reflects  the return  from June 30, 2003 through December 31, 2005.

                                       3

What are the Fund's fees and expenses?

--------------------- ------------------------------- --------- ---------- ---------- ----------
                      CLASS                                 A          B          C          R
--------------------- ------------------------------- --------- ---------- ---------- ----------
Sales charges are     Maximum sales charge (load)
fees paid directly    imposed on purchases as a
from your             percentage of offering price      5.75%       none       none       none
investments when      ------------------------------- --------- ---------- ---------- ----------
you buy or sell       Maximum contingent deferred
shares of the Fund.   sales charge (load) as a
You do not pay        percentage of original
sales charges when    purchase price or redemption
you buy or sell       price, whichever is lower          none(1)   4.00%(2)   1.00%(3)    none
Class R shares.       ------------------------------- --------- ---------- ---------- ----------
                      Maximum sales charge (load)
                      imposed on reinvested
                      dividends                          none       none       none       none
                      ------------------------------- --------- ---------- ---------- ----------
                      Redemption fees                    none       none       none       none
                      ------------------------------- --------- ---------- ---------- ----------
                      Exchange fees(4)                   none       none       none       none
--------------------- ------------------------------- --------- ---------- ---------- ----------

--------------------- ------------------------------- ---------- --------- ---------- -----------
Annual fund           Management fees                   0.71%      0.71%      0.71%      0.71%
operating expenses    ------------------------------- ---------- --------- ---------- -----------
are deducted from     Distribution and service          0.29%(5)   1.00%      1.00%      0.60%(6)
the Fund's assets.    (12b-1) fees
                      ------------------------------- ---------- --------- ---------- -----------
                      Other expenses                    0.40%      0.40%      0.40%      0.40%
                      ------------------------------- ---------- --------- ---------- -----------
                      Total annual fund operating       1.40%      2.11%      2.11%      1.71%
                      expenses
                      ------------------------------- ---------- --------- ---------- -----------
                      Fee waivers and payments(7)         N/A        N/A        N/A     (0.10%)
                      ------------------------------- ---------- --------- ---------- -----------
                      Net expenses                      1.40%      2.11%      2.11%      1.61%
--------------------- ------------------------------- ---------- --------- ---------- -----------
                                                                      B(9)                         C
                      CLASS (8)             A          B(9)  (if redeemed)          C   (if redeemed)           R
 -------------------- -------------- ---------- ---------- ---------------- ---------- ---------------- ----------
 This example is      1 year              $709       $214             $614       $214             $314       $164
 intended to help     -------------- ---------- ---------- ---------------- ---------- ---------------- ----------
 you compare the      3 years             $993       $661             $936       $661             $661       $529
 cost of investing    -------------- ---------- ---------- ---------------- ---------- ---------------- ----------
 in the Fund to the   5 years           $1,297     $1,134           $1,359     $1,134           $1,134       $919
 cost of investing    -------------- ---------- ---------- ---------------- ---------- ---------------- ----------
 in other mutual      10 years          $2,158     $2,260           $2,260     $2,441           $2,441     $2,011
 funds with similar   -------------- ---------- ---------- ---------------- ---------- ---------------- ----------
 investment
 objectives. We
 show the
 cumulative amount
 of Fund expenses
 on a hypothetical
 investment of
 $10,000 with an
 annual 5% return
 over the time
 shown.(8) For
 Class R shares,
 this example
 reflects the net
 operating expenses
 with expense
 waivers for the
 one-year
 contractual period
 and the total
 operating expenses
 without waivers
 for years two
 through 10.  For
 Class A, B and C
 shares, this
 example assumes
 that the Fund's
 total operating
 expenses remain
 unchanged in each
 of the periods we
 show.  This is an
 example only, and
 does not represent
 future expenses,
 which may be
 greater or less
 than those shown
 here.

 -------------------- ------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.
(4)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5)  The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's  Class A shares that went into  effect on June 1, 1992.  The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets  representing shares that were acquired  prior to June 1, 1992 and 0.30% of the  average  daily net assets representing  shares that were acquired on or after June 1, 1992. All Class
     A  shareholders  will bear 12b-1 fees at the same rate,  the  blended  rate based upon the allocation of the 0.10% and 0.30% rates described above.
(6)  The  Distributor  has  contracted  to limit the Class R shares  12b-1  fees through October 31, 2007 to no more than 0.50% of average daily net assets.
(7)  The Manager has contracted to waive fees and pay expenses  through  October
     21,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.11% of average daily net assets.
(8)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.
(9)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

How we manage the Fund

Our investment strategies

We strive to  identify  small  companies  that we  believe  offer  above-average opportunities  for  long-term  price  appreciation  because  they are  poised to benefit from changing and dominant trends within society or the political arena.
In striving to identify such companies,  we will evaluate a company's managerial skills,  product development and sales and earnings.  Following is a description of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

Companies  in the early  stages of their  development  often offer the  greatest opportunities  for rising share  prices.  The key to investing  successfully  in small  companies  is to invest in them before  their stock price  matches  their growth potential. In striving to do this, we analyze:

     o    the operational history of the company;
     o    its strategic focus; and
     o    its competitive environment.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong  product  cycles,  innovative  concepts and industry  trends.  We look at price-to-earnings  ratios,  estimated growth rates,  market  capitalization  and cashflows  as we strive to  determine  how  attractive  a company is relative to other companies.

We also rely on our own research in selecting securities for the portfolio. That research may include one-on-one meetings with executives,  company  competitors, industry experts and customers.  Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small  companies,  which may still be in their early  developmental  stages, we seek to maintain a well-diversified portfolio,  typically  holding a mix of different  stocks,  representing  a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

--------------------------------------- -----------------------------------
              Securities                         How we use them
--------------------------------------- -----------------------------------
Common stocks: Securities that          Generally, we invest 85% to 100%
represent shares of ownership in a      of the Fund's net assets in
corporation. Stockholders participate   common stock with at least 65% in
in the corporation's profits and        small, growth-oriented companies.
losses, proportionate to the number
of shares they own.

--------------------------------------- -----------------------------------
American Depositary Receipts (ADRs):    We may hold ADRs when we believe
ADRs are receipts issued by a           they offer greater value and
depositary (usually a U.S. bank) and    greater appreciation potential
represent the bank's holdings of a      than U.S. securities.
stated number of shares of a foreign
corporation.  An ADR entitles the
holder to all dividends and capital
gains earned by the underlying
foreign shares. ADRs are bought and
sold on U.S. securities exchanges in
the same way as other U.S. securities.

--------------------------------------- -----------------------------------
Repurchase agreements: An agreement     Typically, we use repurchase
between a buyer of securities, such     agreements as a short-term
as the Fund, and a seller of            investment for the Fund's cash
securities, in which the seller         position. In order to enter into
agrees to buy the securities back       these repurchase agreements, the
within a specified time at the same     Fund must have collateral of at
price the buyer paid for them, plus     least 102% of the repurchase
an amount equal to an agreed upon       price. We may not invest more
interest rate. Repurchase agreements    than 10% of the Fund's net assets
are often viewed as equivalent to       in repurchase agreements with
cash.                                   maturities of over seven days. We
                                        will only enter into repurchase
                                        agreements in which the
                                        collateral is comprised of U.S.
                                        government securities.

--------------------------------------- -----------------------------------
Restricted securities:                  We may invest in privately-placed
Privately-placed securities whose       securities, including those that
resale is restricted under U.S.         are eligible for resale only
securities laws.                        among certain institutional
                                        buyers without registration,
                                        commonly known as "Rule 144A
                                        Securities." Restricted
                                        securities that are determined to
                                        be illiquid may not exceed the
                                        Fund's 10% limit on illiquid
                                        securities.

--------------------------------------- -----------------------------------
Illiquid securities: Securities that    We may invest up to 10% of the
do not have a ready market and cannot   Fund's net assets in illiquid
be easily sold, within seven days, at   securities.
approximately the price at which a
fund has valued them. Illiquid
securities include repurchase
agreements maturing in more than
seven days.

--------------------------------------- -----------------------------------

We may  also  invest  in other  securities,  including  convertible  securities, warrants,  preferred stocks and bonds. We may invest a portion of the Fund's net assets directly, in foreign securities although we have no present intention of doing  so.  Please  see  the  Statement  of  Additional  Information  (SAI)  for
additional  descriptions  of these  securities,  as well as those  listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
The Fund may buy or sell securities on a when-issued or delayed-delivery  basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In  response  to  unfavorable  market  conditions,  the Fund may make  temporary investments in bonds,  cash or cash  equivalents.  These  investments may not be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds these investments, it may be unable to achieve its investment objective.

                                       6

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

------------------------------------ ---------------------------------------
               Risks                      How we strive to manage them
------------------------------------ ---------------------------------------
Market risk is the risk that all     We maintain a long-term investment
or a majority of the securities in   approach and focus on securities that
a certain market - like the stock    we believe can appreciate over an
or bond market - will decline in     extended period of time regardless of
value because of factors such as     interim market fluctuations. We do
economic conditions, future          not try to predict overall stock
expectations or investor             market movements and though we may
confidence.                          hold securities for any amount of
                                     time, we generally do not trade for
                                     short-term purposes.

------------------------------------ ---------------------------------------
Industry and security risk:          We limit the amount of the Fund's
Industry risk is the risk that the   assets invested in any one industry
value of securities in a             and in any individual security. We
particular industry will decline     also follow a rigorous selection
because of changing expectations     process before choosing securities
for the performance of that          and continually monitor them while
industry.                            they remain in the portfolio.

Securities risk is the risk that
the value of an individual stock
or bond will decline because of
changing expectations for the
performance of the individual
company issuing the stock or bond.

------------------------------------ ---------------------------------------
Company size risk is the risk that   We maintain a diversified portfolio,
prices of small and medium-size      select stocks carefully and monitor
companies may be more volatile       them continually.
than those of larger companies
because of limited financial
resources or dependence on narrow
product lines.

------------------------------------ ---------------------------------------
Interest rate risk is the risk       We can invest in small- or mid-cap
that securities, particularly        companies and we seek to address the
bonds with longer maturities, will   potential interest rate risks
decrease in value if interest        associated with those holdings by
rates rise and increase in value     analyzing each company's financial
if interest rates fall. However,     situation and its cash flow to
investments in equity securities     determine the company's ability to
issued by small and medium-sized     finance future expansion and
companies, which often borrow        operations.  The potential impact
money to finance operations, may     that rising interest rates might have
also be adversely affected by        on a stock is taken into
rising interest rates. Financial     consideration before a stock is
services companies may also be       purchased.  We hold a mix of
affected by interest rate changes    different financial companies, some
because such changes impact their    of which may be more or less
cost of capital and profitability.   sensitive to interest rate changes.

------------------------------------ ---------------------------------------
Foreign risk is the risk that        We typically invest only a small
foreign securities may be            portion of the Fund's portfolio in
adversely affected by political      foreign corporations indirectly
instability, changes in currency     through ADRs.  We may invest directly
exchange rates, foreign economic     in foreign securities, but currently
conditions or inadequate             do not intend to.  When we do
regulatory and accounting            purchase ADRs, they are generally
standards.                           denominated in U.S. dollars and
                                     traded on a U.S. exchange.

------------------------------------ ---------------------------------------
Liquidity risk is the possibility    We limit exposure to illiquid
that securities cannot be readily    securities to 10% of the Fund's net
sold, within seven days, at          assets.
approximately the price at which a
fund has valued them.

------------------------------------ ---------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       7

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers, of 0.71% of average daily net assets during the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended June 30, 2006.

Portfolio managers

Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Fund shares.

                                       8

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       JPMorgan Chase Bank
2005 Market Street                                                                4 Chase Metrotech Center
Philadelphia, PA 19103-7094                      The Fund                         Brooklyn, NY 11245

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 8 for details)
                                            Financial advisors

                                               Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the Fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       9

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may  qualify  for other  reduced  sales  charges,  and,  under  certain circumstances,  the sales  charge may be waived;  as  described  in "How to reduce your sales charge."

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  Compensation"  below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

------------------------ -------------------------------- -------------------------
                                   Sales charge                 Sales charge
   Amount of purchase                as % of                      as % of
                                  offering price            net amount invested
------------------------ -------------------------------- -------------------------
    Less than $50,000                 5.75%                        6.10%
------------------------ -------------------------------- -------------------------
       $50,000 but                    4.75%                        4.99%
     under $100,000
------------------------ -------------------------------- -------------------------
      $100,000 but                    3.75%                        3.90%
     under $250,000
------------------------ -------------------------------- -------------------------
      $250,000 but                    2.50%                        2.56%
     under $500,000
------------------------ -------------------------------- -------------------------
      $500,000 but                    2.00%                        2.04%
    under $1 million
------------------------ -------------------------------- -------------------------
   $1 million or more     None (Limited CDSC may apply)*   None (Limited CDSC may
                                                                  apply)*
------------------------ -------------------------------- -------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  distributor  and will be assessed on an amount equal to the lesser  of: (1) the net asset  value at the time the Class A shares being redeemed were purchased, or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments(R)Fund  and, in the event of an exchange of Class A shares, the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

                                       10

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  to  Class  A  shares  with a  12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares  are  subject to an annual  12b-1 fee no greater  than 1% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       11

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets (currently limited to 0.50%),  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares  do not  automatically  convert  to another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred compensation plans) with assets (at the time shares are  considered  for  purchase)  of $10  million  or less;  and (ii) to IRA rollovers  from plans  maintained  on the Delaware  Investments  retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP-IRA's,  SAR/SEP  IRA's,  Roth IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount equal to the lesser of the net asset value at the time the shares being  redeemed were  purchased or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B shares or Class C shares of the Fund, even if
those   shares   are   later   exchanged   for   shares  of   another   Delaware
Investments(R)Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                       12

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------- ------------ ------------- ------------ ------------
                           Class A(1)   Class B(2)    Class C(3)   Class R(4)
-------------------------- ------------ ------------- ------------ ------------
Commission (%)                   -          4.00%         1.00%          -
-------------------------- ------------ ------------- ------------ ------------
Investment less than
$50,000                        5.00%         ---           ---          ---
-------------------------- ------------ ------------- ------------ ------------
$50,000 but less than          4.00%         ---           ---          ---
$100,000
-------------------------- ------------ ------------- ------------ ------------
$100,000 but less than         3.00%         ---           ---          ---
$250,000
-------------------------- ------------ ------------- ------------ ------------
$250,000 but less than         2.00%         ---           ---          ---
$500,000
-------------------------- ------------ ------------- ------------ ------------
$500,000 but less than         1.60%         ---           ---          ---
$1,000,000
-------------------------- ------------ ------------- ------------ ------------
$1,000,000 but less than       1.00%         ---           ---          ---
$5,000,000
-------------------------- ------------ ------------- ------------ ------------
$5,000,000 but less than       0.50%         ---           ---          ---
$25,000,000
-------------------------- ------------ ------------- ------------ ------------
$25,000,000 or more            0.25%         ---           ---          ---
-------------------------- ------------ ------------- ------------ ------------
12b-1 Fee to Dealer            0.30%        0.25%         1.00%        0.60%
-------------------------- ------------ ------------- ------------ ------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of Trustees  that went into  effect on June 1, 1992,  a lesser amount may be paid.
(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% from the date of  purchase.  After  eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.
(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.
(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  October 31, 2007.  Your securities  dealer may be  eligible  to receive a 12b-1 of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       13

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no sales charge.  We reserve the right to determine  whether any  purchase is  entitled,  by virtue of the  foregoing,  to the reduced  sales charge.

--------------------- ----------------------- ----------------------------------------------------------------------
                                                                           Share class
                                              ------------------- ------------------------- ------------------------
      Program              How it works               A                         B                      C
--------------------- ----------------------- ------------------- --------------------------------------------------
Letter of Intent      Through a Letter of             X           Although the Letter of Intent and Rights of
                      Intent you agree to                         Accumulation do not apply to the purchase of
                      invest a certain                            Class B and Class C shares, you can combine your
                      amount in Delaware                          purchase of Class A shares with your purchase of
                      Investments(R)Funds                          Class B and Class C shares to fulfill your
                      (except money market                        Letter of Intent or qualify for Rights of
                      funds with no sales                         Accumulation.
                      charge) over a
                      13-month period to
                      qualify for reduced
                      front-end sales
                      charges.

--------------------- ----------------------- -------------------
Rights of             You can combine your            X
Accumulation          holdings or purchases
                      of all Delaware
                      Investments(R)Funds
                      (except money market
                      funds with no sales
                      charge) as well as
                      the holdings and
                      purchases of your
                      spouse and children
                      under 21 to qualify
                      for reduced front-end
                      sales charges.

--------------------- ----------------------- ------------------- ------------------------- ------------------------
Reinvestment of       Up to 12 months after   For Class A, you    For Class B, your         Not available.
Redeemed Shares       you redeem shares,      will not have to    account will be
                      you can reinvest the    pay an additional   credited with the
                      proceeds without        front-end sales     contingent deferred
                      paying a sales charge   charge.             sales charge you
                      as noted to the right.                      previously paid on the
                                                                  amount you are
                                                                  reinvesting. Your
                                                                  schedule for contingent
                                                                  deferred sales charges
                                                                  and conversion to Class
                                                                  A will not start over
                                                                  again; it will pick up
                                                                  from the point at which
                                                                  you redeemed your
                                                                  shares.

--------------------- ----------------------- ------------------- --------------------------------------------------
SIMPLE IRA, SEP       These investment                X           There is no reduction in sales charges for Class
IRA, SAR/SEP,         plans may qualify for                       B or Class C shares for group purchases by
Profit Sharing,       reduced sales charges                       retirement plans.
Pension, 401(k),      by combining the
SIMPLE 401(k),        purchases of all
403(b)(7), and 457    members of the group.
Retirement Plans      Members of these
                      groups may also
                      qualify to purchase
                      shares without a
                      front-end sales
                      charge and may
                      qualify for a waiver
                      of any contingent
                      deferred sales
                      charges on Class A
                      shares.

--------------------- ----------------------- ------------------- --------------------------------------------------

                                       14

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       15

About your account (continued)

Waivers of Contingent Deferred Sales Charges

--------------------------------- -------------------- -------------------- --------------------
                                                           Share Class
            Category                       A*                  B                    C
--------------------------------- -------------------- -------------------- --------------------
Redemptions in accordance with             X                   X                    X
a Systematic Withdrawal Plan,
provided the annual amount
selected to be withdrawn under
the Plan does not exceed 12% of
the value of the account on the
date that the Systematic
Withdrawal Plan was established
or modified.

--------------------------------- -------------------- -------------------- --------------------
Redemptions that result from               X                   X                    X
the Fund's right to liquidate a
shareholder's account if the
aggregate net asset value of
the shares held in the account
is less than the then-effective
minimum account size.

--------------------------------- -------------------- -------------------- --------------------
Distributions to participants              X              Not available.        Not available.
or beneficiaries from a
retirement plan qualified under
section 401(a) of the Internal
Revenue Code of 1986, as
amended (the "Code").

--------------------------------- -------------------- -------------------- --------------------
Redemptions pursuant to the                X              Not available.        Not available.
direction of a participant or
beneficiary of a retirement
plan qualified under section
401(a) of the Code with respect
to that retirement plan.

--------------------------------- -------------------- -------------------- --------------------
Periodic distributions from an             X                   X                    X
individual retirement account
(i.e., IRA, ROTH IRA, Coverdell
IRA, SIMPLE IRA, SAR/SEP or
SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit
Sharing Plan, Money Purchase
Plan or 401(k) Defined
Contribution Plan) not subject
to a penalty under Section
72(t)(2)(A) of the Code or a
hardship or unforeseen
emergency provision in the
qualified plan as described in
Treas. Reg.§1.401(k)-1(d)(2)
and Section 457(d)(3) of the
Code.

--------------------------------- -------------------- -------------------- --------------------
Returns of Excess Contributions            X                   X                    X
due to any regulatory limit
from an individual retirement
account (i.e., IRA, ROTH IRA,
Coverdell IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a
qualified plan (403(b)(7) plan,
457 Deferred Compensation Plan,
Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined
Contribution Plan).

--------------------------------- -------------------- -------------------- --------------------
Distributions by other employee            X              Not available.        Not available.
benefit plans to pay benefits.

--------------------------------- -------------------- -------------------- --------------------
Systematic withdrawals from a              X                   X                    X
retirement account or qualified
plan that are not subject to a
penalty pursuant to Section
72(t)(2)(A) of the Code or a
hardship or unforeseen
emergency provision in the
qualified plan** as described
in Treas. Reg.
§1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.  The
systematic withdrawal may be
pursuant to Delaware
Investments(R)Funds' Systematic
Withdrawal Plan or a systematic
withdrawal permitted by the
Code.

--------------------------------- -------------------- -------------------- --------------------
Distributions from an account              X                   X                    X
of a redemption resulting from
the death or disability (as
defined in Section 72(t)(2)(A)
of the Code) of a registered
owner or a registered joint
owner occurring after the
purchase of the shares being
redeemed.  In the case of
accounts established under the
Uniform Gifts to Minors Act or
Uniform Transfers to Minors Act
or trust accounts, the waiver
applies upon the death of all
beneficial owners.

--------------------------------- -------------------- -------------------- --------------------
Redemptions by certain legacy              X              Not available.            X
retirement assets that meet the
requirements set forth in the
SAI.

--------------------------------- -------------------- -------------------- --------------------

                                       16

--------------------------------- -------------------- -------------------- --------------------
                                                           Share Class
            Category                       A*                  B                    C
--------------------------------- -------------------- -------------------- --------------------
Redemptions by the classes of              X              Not available.        Not available.
shareholders who are permitted
to purchase shares at net asset
value, regardless of the size
of the purchase.  See "Buying
Class A shares at Net Asset
Value" above.

--------------------------------- -------------------- -------------------- --------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments Web site at  www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

                                       17

About your account (continued)
How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

                                       18

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will continue to send one copy of each of these  documents to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

                                       19

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds  sent to you by check or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       20

About your account (continued)
How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       21

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online Account Access is a  password-protected  area of the Delaware Investments web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its  investment  objective and policies or would  otherwise  potentially be adversely affected.

                                       22

About your account (continued)
Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand  Service,  you or your financial  advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer  of $25 and a maximum  transfer  of  $50,000  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and contingent  deferred  sales  charge  for  Class B and C  shares  redeemed  via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

                                       23

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

                                       24

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the
Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund  expects to declare and  distribute  all of its net  investment income,  if any,  to  shareholders  as  dividends  annually.  The Fund will also distribute net capital gains, if any,  annually.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

                                       25

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

                                       26

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       27

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Trend Fund                                                                            Class A
                                                                                       Year ended 6/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period           $20.180     $19.940     $16.220     $15.770     $19.260

Income (loss) from investment operations:
Net investment loss(1)                          (0.191)     (0.185)     (0.195)     (0.138)     (0.151)
Net realized and unrealized gain (loss) on
 investments and foreign currencies              2.441       0.425       3.915       0.588      (3.339)
                                               -------     -------     -------     -------     -------

Total from investment operations                 2.250       0.240       3.720       0.450     (3.490)
                                               -------     -------     -------     -------     -------

Net asset value, end of period                 $22.430     $20.180     $19.940     $16.220     $15.770
                                               =======     =======     =======     =======     =======

Total return(2)                                  11.15%       1.20%      22.93%       2.85%     (18.12%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $679,312    $748,151    $956,366    $770,744    $829,409
Ratio of expenses to average net assets           1.40%       1.40%       1.50%       1.50%       1.45%
Ratio of expenses to average net assets
 prior to expense limitation and
 expenses paid indirectly                            -           -           -           -           -
Ratio of net investment loss to average
 net assets                                      (0.86%)     (0.98%)     (1.06%)     (0.98%)     (0.91%)
Ratio of investment loss to average net
 assets prior to expense limitation and
expenses paid indirectly                             -           -           -           -           -

Portfolio turnover                                  71%         44%         59%         40%         47%

                                       28

Delaware Trend Fund                                                                            Class B
                                                                                       Year ended 6/30
                                                  2006        2005        2004        2003        2002

Net asset value, beginning of period           $18.240     $18.160     $14.880     $14.570     $17.920

Income (loss) from investment operations:
Net investment loss(1)                          (0.327)     (0.305)     (0.312)     (0.226)     (0.258)
Net realized and unrealized gain (loss) on
 investments and foreign currencies              2.217       0.385       3.592       0.536      (3.092)
                                               -------     -------     -------     -------     -------

Total from investment operations                 1.890       0.080       3.280       0.310      (3.350)
                                               -------     -------     -------     -------     -------

Net asset value, end of period                 $20.130     $18.240     $18.160     $14.880     $14.570
                                               =======     =======     =======     =======     =======

Total return(2)                                  10.36%       0.44%      22.04%       2.13%     (18.65%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $113,683    $138,515    $188,363    $176,460    $199,027
Ratio of expenses to average net assets           2.11%       2.10%       2.20%       2.20%       2.16%
Ratio of expenses to average net assets
 prior to expense limitation and
 expenses paid indirectly                            -           -           -           -           -
Ratio of net investment loss to average
 net assets                                      (1.57%)     (1.68%)     (1.76%)     (1.68%)     (1.62%)
Ratio of investment loss to average net
 assets prior to expense limitation and
 expenses paid indirectly                            -           -           -           -           -

Portfolio turnover                                 71%          44%         59%         40%         47%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

Delaware Trend Fund                                                                              Class C
                                                                                              Year ended
                                                                                                    6/30
                                                  2006        2005         2004         2003        2002

Net asset value, beginning of period           $18.570     $18.480      $15.140      $14.820     $18.230

Income (loss) from investment operations:
Net investment loss(2)                          (0.331)     (0.308)      (0.315)      (0.228)     (0.250)
Net realized and unrealized gain (loss)
on investments and foreign currencies            2.251       0.398        3.655        0.548      (3.160)
                                               -------     -------      -------      -------     -------

Total from investment operations                 1.920       0.090        3.340        0.320      (3.410)
                                               -------     -------      -------      -------     -------

Net asset value, end of period                 $20.490     $18.570      $18.480      $15.140     $14.820
                                               =======     =======      =======      =======     =======

Total return(3)                                  10.34%       0.49%       22.06%        2.16%     (18.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $123,295    $145,328     $177,631     $134,153    $130,860
Ratio of expenses to average net assets           2.11%       2.10%        2.20%        2.20%       2.16%
Ratio of expenses to average net assets
 prior to expense limitation and
 expenses paid indirectly                         2.11%       2.10%        2.20%        2.20%       2.16%
Ratio of net investment loss to average
 net assets                                      (1.57%)     (1.68%)      (1.76%)      (1.68%)     (1.62%)
Ratio of investment loss to average net
 assets prior to expense limitation and
 expenses paid indirectly                        (1.57%)     (1.68%)      (1.76%)      (1.68%)     (1.62%)
Portfolio turnover                                  71%         44%          59%          40%         47%

Delaware Trend Fund
                                                                                   Class R
                                                                     Year ended    6/02/03(1)
                                                                           6/30         to
                                                  2006        2005         2004    6/30/03

Net asset value, beginning of period           $20.060     $19.880      $16.220    $16.260

Income (loss) from investment operations:
Net investment loss(2)                          (0.239)     (0.246)      (0.258)    (0.011)
Net realized and unrealized gain (loss)
on investments and foreign currencies            2.419       0.426        3.918     (0.029)
                                               -------     -------      -------    -------

Total from investment operations                 2.180       0.180        3.660     (0.040)
                                               -------     -------      -------    -------

Net asset value, end of period                 $22.240     $20.060      $19.880    $16.220
                                               =======     =======      =======    =======

Total return(3)                                  10.87%       0.91%       22.56%     (0.25%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $3,069      $6,621       $2,149          -
Ratio of expenses to average net assets           1.62%       1.70%        1.80%      1.95%
Ratio of expenses to average net assets
 prior to expense limitation and
 expenses paid indirectly                         1.71%       1.70%        1.80%      1.95%
Ratio of net investment loss to average
 net assets                                       1.08%      (1.28%)      (1.36%)    (1.49%)
Ratio of investment loss to average net
 assets prior to expense limitation and
 expenses paid indirectly                        (1.17%)     (1.28%)      (1.36%)    (1.49%)
Portfolio turnover                                  71%         44%          59%        40%

(1)  Date of commencement  of operations;  ratios have been annualized but total return has not been annualized.
(2)  The  average  shares  outstanding  method  has been  applied  for per share information.
(3)  Total investment  return is based on the change in the net asset value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver of fees by the  Distributor,  as  applicable.  Performance  would have been lower if the expense limitation had not been in effect.

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       29

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

                                       30

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Growth Index
Russell  2000 Growth  Index  measures  the  performance  of those  Russell  2000 companies with higher  price-to-book ratios and higher forecasted growth values.
These stocks are selected from the 2000  smallest  companies in the Russell 3000
Index, which represent  approximately 10% of the total market  capitalization of the Russell 3000 Index.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       31

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered by the report. You can find more detailed  information about the Fund in the current  Statement  of  Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       32

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:
[X]  For fund information, literature, price, yield and performance figures.
[X]  For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)
[X]  For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

         Delaware Trend Fund Symbols
                                              CUSIP       NASDAQ
         Class A                            245905104     DELTX
         Class B                            245905302     DERBX
         Class C                            245905401     DETCX
         Class R                            245905500     DETRX

Investment Company Act file number: 811-01485

PR-003 [6/30] CGI 10/05                                             MF-06-10-368
                                                                        PO 11304

GROWTH-EQUITY                                            Delaware Investments(R)
                                             A member of Lincoln Financial Group

Prospectus   OCTOBER 28, 2006

          DELAWARE TREND FUND
          INSTITUTIONAL CLASS

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Fund profile                                      page     2
Delaware Trend Fund                                        2

How we manage the Fund                            page     5
Our investment strategies                                  5
The securities we typically invest in                      6
The risks of investing in the Fund                         8
Disclosure of portfolio holdings information               8

Who manages the Fund                              page     9
Investment manager                                         9
Portfolio managers                                         9
Who's who?                                                 10

About your account                                page     11
Investing in the Fund                                      11
Payments to intermediaries                                 11
How to buy shares                                          12
Fair valuation                                             13
Document delivery                                          13
How to redeem shares                                       13
Account minimum                                            14
Exchanges                                                  14
Frequent trading of Fund shares                            14
Dividends, distributions and taxes                         16
Certain management considerations                          17

Financial highlights                              page     18

Glossary                                          page     20

Additional information                            page     22

                                       1

Profile: Delaware Trend Fund

What is the Fund's goal?
Delaware  Trend  Fund seeks  capital  appreciation  by  investing  primarily  in securities  of emerging or other  growth-oriented  companies.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of small,  growth-oriented  or emerging  companies that we believe are  responsive to changes within the  marketplace  and which we believe have the fundamental  characteristics  to support  continued  growth. As these  companies  grow, we will normally hold their stocks until we believe they have  achieved  their  growth  potential  or until we find what we believe to be better growth opportunities.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong  product  cycles,  innovative  concepts and industry  trends.  We look at price-to-earnings  ratios,  estimated growth rates,  market  capitalization  and cashflows  as we strive to  determine  how  attractive  a company is relative to other companies.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock prices. In addition, the smaller companies that the Fund may invest in may involve greater risk than other  companies due to their size,  narrower lines of products or services,  limited  financial  resources and greater  sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short-term.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of small, growth-oriented companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has the Delaware Trend Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and ten-year periods.
The Fund's past  performance  (before  and after  taxes) is not  necessarily  an indication of how it will perform in the future.  Instances of high double-digit returns are highly  unusual,  cannot be sustained,  and were achieved  primarily during favorable market conditions.

Year-by-year total return (Institutional Class)

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
     1996       1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   10.87%     19.86%     13.84%     71.82%     -6.52%    -14.63%    -20.02%     33.81%     12.61%      5.37%
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

As of September 30, 2006, the Fund's  Institutional  Class shares had a calendar year-to-date return of -0.72%. During the periods illustrated in this bar chart,
Institutional  Class' highest  quarterly return was 35.09% for the quarter ended
December  31, 1999 and its lowest  quarterly  return was -26.38% for the quarter ended September 30, 2001.

Average annual returns for periods ending 12/31/05
-------------------------------------- ------------- ----------- ------------
                                             1 year     5 years     10 years
-------------------------------------- ------------- ----------- ------------
Return before taxes                           5.37%       1.63%       10.17%
-------------------------------------- ------------- ----------- ------------
Return after taxes on distributions           5.37%       1.63%        8.66%
-------------------------------------- ------------- ----------- ------------
Return after taxes on distributions           3.49%       1.39%        8.21%
and sale of Fund shares
-------------------------------------- ------------- ----------- ------------
Russell 2000 Growth Index* (reflects          4.15%       2.28%        4.69%
no deduction for fees, expenses
or taxes)
-------------------------------------- ------------- ----------- ------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Growth Index. You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 2000 Growth Index reports  returns on a monthly basis as of the last day of the month.

                                       3

What are the Fund's fees and expenses?

------------------------------- ----------------------------------------------- -----------
You do not pay sales charges    Maximum sales charge (load) imposed on                none
directly from your              purchases as a percentage of offering price
investments when you buy or     ----------------------------------------------- -----------
sell shares of the              Maximum contingent deferred sales charge
Institutional Class.            (load) as a percentage of original purchase
                                price or redemption price, whichever is lower         none
                                ----------------------------------------------- -----------
                                Maximum sales charge (load) imposed on                none
                                reinvested dividends
                                ----------------------------------------------- -----------
                                Redemption fees                                       none
                                ----------------------------------------------- -----------
                                Exchange fees(1)                                      none
------------------------------- ----------------------------------------------- -----------

------------------------------- ----------------------------------------------- -----------
Annual fund operating           Management fees                                      0.71%
expenses are deducted from      ----------------------------------------------- -----------
the Fund's assets.              Distribution and service (12b-1) fees                 none
                                ----------------------------------------------- -----------
                                Other expenses                                       0.40%
                                ----------------------------------------------- -----------
                                Total annual fund operating expenses                 1.11%
                                ----------------------------------------------- -----------
                                Fee waivers and payments(2)                            N/A
                                ----------------------------------------------- -----------
                                Net expenses                                         1.11%
------------------------------- ----------------------------------------------- -----------

------------------------------- ----------------------------------------------- -----------
This example is intended to     1 year                                                $113
help you compare the cost of    ----------------------------------------------- -----------
investing in the Fund to the    3 years                                               $353
cost of investing in other      ----------------------------------------------- -----------
mutual funds with similar       5 years                                               $612
investment objectives. We       ----------------------------------------------- -----------
show the cumulative amount of   10 years                                            $1,352
Fund expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time
shown.(3)  This example
assumes that the Fund's total
operating expenses remain
unchanged in each of the
periods we show.  This is an
example only, and does not
represent future expenses,
which may be greater or less
than those shown here.

------------------------------- -----------------------------------------------------------

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The Manager has contracted to waive fees and pay expenses  through  October
     31,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.11% of average daily net assets.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       4

How we manage the Fund

Our investment strategies
We strive to  identify  small  companies  that we  believe  offer  above-average opportunities  for  long-term  price  appreciation  because  they are  poised to benefit from changing and dominant trends within society or the political arena.
In striving to identify such companies,  we will evaluate a company's managerial skills,  product development and sales and earnings.  Following is a description of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

Companies  in the early  stages of their  development  often offer the  greatest opportunities  for rising share  prices.  The key to investing  successfully  in small  companies  is to invest in them before  their stock price  matches  their growth potential. In striving to do this, Delaware Trend Fund studies:

     o    the operational history of the company;
     o    its strategic focus; and
     o    its competitive environment.

The Fund uses a bottom-up approach to stock selection that seeks market leaders, strong  product  cycles,  innovative  concepts and industry  trends.  We look at price-to-earnings  ratios,  estimated growth rates,  market  capitalization  and cashflows  as we strive to  determine  how  attractive  a company is relative to other companies.

We also rely on our own research in selecting securities for the portfolio. That research may include one-on-one meetings with executives,  company  competitors, industry experts and customers.  Our goal is to select companies that are likely to perform well over an extended time frame.

Because there is added risk when investing in small  companies,  which may still be in their early  developmental  stages, we seek to maintain a well-diversified portfolio,  typically  holding a mix of different  stocks,  representing  a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the Fund's objective without obtaining shareholder approval.
If the objective were changed, we would notify shareholders before the change in the objective became effective.

                                       5

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

------------------------------- ------------------------------------
          Securities                      How we use them
------------------------------- ------------------------------------
Common stocks: Securities       Generally, we invest 85% to 100%
that represent shares of        of the Fund's net assets in common
ownership in a corporation.     stock with at least 65% in small,
Stockholders participate in     growth-oriented companies.
the corporation's profits and
losses, proportionate to the
number of shares they own.

------------------------------- ------------------------------------
American Depositary Receipts    We may hold ADRs when we believe
(ADRs): ADRs are receipts       they offer greater value and
issued by a depositary          greater appreciation potential
(usually a U.S. bank) and       than U.S. securities.
represent the bank's holdings
of a stated number of shares
of a foreign corporation.  An
ADR entitles the holder to
all dividends and capital
gains earned by the
underlying foreign shares.
ADRs are bought and sold on
U.S. securities exchanges in
the same way as other U.S.
securities.

------------------------------- ------------------------------------
Repurchase agreements: An       Typically, we use repurchase
agreement between a buyer of    agreements as a short-term
securities, such as the Fund,   investment for the Fund's cash
and a seller of securities,     position. In order to enter into
in which the seller agrees to   these repurchase agreements, the
buy the securities back         Fund must have collateral of at
within a specified time at      least 102% of the repurchase
the same price the buyer paid   price. We may not invest more than
for them, plus an amount        10% of the Fund's net assets in
equal to an agreed upon         repurchase agreements with
interest rate. Repurchase       maturities of over seven days. We
agreements are often viewed     will only enter into repurchase
as equivalent to cash.          agreements in which the collateral
                                is comprised of U.S. government
                                securities.

------------------------------- ------------------------------------
Restricted securities:          We may invest in privately-placed
Privately-placed securities     securities including those that
whose resale is restricted      are eligible for resale only among
under U.S. securities laws.     certain institutional buyers
                                without registration, commonly
                                known as "Rule 144A Securities."
                                Restricted securities that are
                                determined to be illiquid may not
                                exceed the Fund's 10% limit on
                                illiquid securities.

------------------------------- ------------------------------------
Illiquid securities:            We may invest up to 10% of the
Securities that do not have a   Fund's net assets in illiquid
ready market and cannot be      securities.
easily sold, within seven
days, at approximately the
price at which a fund has
valued them. Illiquid
securities include repurchase
agreements maturing in more
than seven days.

------------------------------- ------------------------------------

                                       6

We may  also  invest  in other  securities,  including  convertible  securities, warrants,  preferred stocks and bonds. We may invest a portion of the Fund's net assets in foreign securities directly,  although we have no present intention of doing  so.  Please  see  the  Statement  of  Additional  Information  (SAI)  for
additional  descriptions  of these  securities,  as well as those  listed in the table above.

Lending securities
The  Fund may  lend up to 25% of its  assets  to  qualified  broker/dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
The Fund may buy or sell securities on a when-issued or delayed-delivery  basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In  response  to  unfavorable  market  conditions,  the Fund may make  temporary investments in bonds,  cash or cash  equivalents.  These  investments may not be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds these investments, it may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       7

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------- -----------------------------
             Risks                How we strive to manage them
--------------------------------- -----------------------------
Market risk is the risk that      We maintain a long-term
all or a majority of the          investment approach and
securities in a certain market    focus on securities that we
- like the stock or bond market   believe can appreciate over
- will decline in value because   an extended period of time
of factors such as economic       regardless of interim
conditions, future expectations   market fluctuations. We do
or investor confidence.           not try to predict overall
                                  stock market movements and
                                  though we may hold
                                  securities for any amount
                                  of time, we generally do
                                  not trade for short-term
                                  purposes.

--------------------------------- -----------------------------
Industry and security risk:       We limit the amount of the
Industry risk is the risk that    Fund's assets invested in
the value of securities in a      any one industry and in any
particular industry will          individual security. We
decline because of changing       also follow a rigorous
expectations for the              selection process before
performance of that industry.     choosing securities and
Securities risk is the risk       continually monitor them
that the value of an individual   while they remain in the
stock or bond will decline        portfolio.
because of changing
expectations for the
performance of the individual
company issuing the stock or
bond.

--------------------------------- -----------------------------
Company size risk is the risk     We maintain a diversified
that prices of small and          portfolio, select stocks
medium-size companies may be      carefully and monitor them
more volatile than those of       continually.
larger companies because of
limited financial resources or
dependence on narrow product
lines.

--------------------------------- -----------------------------
Interest rate risk is the risk    We can invest in small- or
that securities, particularly     mid-cap companies and we
bonds with longer maturities,     seek to address the
will decrease in value if         potential interest rate
interest rates rise and           risks associated with those
increase in value if interest     holdings by analyzing each
rates fall. However,              company's financial
investments in equity             situation and its cash flow
securities issued by small and    to determine the company's
medium-sized companies, which     ability to finance future
often borrow money to finance     expansion and operations.
operations, may also be           The potential impact that
adversely affected by rising      rising interest rates might
interest rates. Financial         have on a stock is taken
services companies may also be    into consideration before a
affected by interest rate         stock is purchased.  We
changes because such changes      hold a mix of different
impact their cost of capital      financial companies, some
and profitability.                of which may be more or
                                  less sensitive to interest
                                  rate changes.

--------------------------------- -----------------------------
Foreign risk is the risk that     We typically invest only a
foreign securities may be         small portion of the Fund's
adversely affected by political   portfolio in foreign
instability, changes in           corporations indirectly
currency exchange rates,          through ADRs.  We may
foreign economic conditions or    invest directly in foreign
inadequate regulatory and         securities, but currently
accounting standards.             do not intend to.  When we
                                  do purchase ADRs, they are
                                  generally denominated in
                                  U.S. dollars and traded on
                                  a U.S. exchange.

--------------------------------- -----------------------------
Liquidity risk is the             We limit exposure to
possibility that securities       illiquid securities to 10%
cannot be readily sold, within    of the Fund's net assets.
seven days, at approximately
the price at which a fund has
valued them.

--------------------------------- -----------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       8

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers, of 0.71% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees  approval  of the  Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended June 30, 2006.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of other Fund shares.

                                       9

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       JPMorgan Chase Bank
2005 Market Street                                                                4 Chase Metrotech Center
Philadelphia, PA 19103-7094                      The Fund                         Brooklyn, NY 11245

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 9 for details)

                                              Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       10

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts ("IRAs") from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds  managed by the
     Fund's Manager) and clients of Delaware Investment  Advisers,  an affiliate of the Manager, or its  affiliates,  as well as the clients'  affiliates and their corporate sponsors, subsidiaries,  related employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     "Code") for which the Fund's  Manager,  Distributor or service agent or one
     or  more  of  their  affiliates  provide   recordkeeping,   administrative,
     investment management, marketing, distribution or similar services; or

o    programs sponsored by financial intermediaries that require the purchase of
     Institutional Class shares.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  ("Financial  Intermediaries")  in  connection  with  the sale or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       11

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading  on the  NYSE on each  Business  Day.  The  NAV  per  share  is calculated by  subtracting  the  liabilities of each class from its total assets and dividing the resulting  number by the number of shares  outstanding for that class.  We  generally  price  securities  and  other  assets  for  which  market quotations are readily  available at their market value.  We price  fixed-income securities on the basis of valuations  provided to us by an independent  pricing service  that  uses  methods  approved  by the Board of  Trustees.  We price any fixed-income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

                                       12

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will continue to send one copy of each of these  documents to that address  until you notify us that you wish to receive individual materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request,  and for  redemptions  of more than $100,000, you must  include a signature  guarantee  for each owner.  You can also fax your written  request to 267 256-8990.  Signature  guarantees  are also required when redemption  proceeds are going to an address other than the address of record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds  sent to you by check or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

                                       13

About your account (continued)

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after  the  close of  regular  trading  on the NYSE,  you will  receive  the NAV determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge you will pay any  applicable  sales  charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C or Class R shares of another  Delaware  Investments(R)Fund.  We may refuse the purchase side of any exchange request,  if, in the Manager's judgment,  the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

                                       14

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the Fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

                                       15

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the
Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund  expects to declare and  distribute  all of its net  investment income,  if any,  to  shareholders  as  dividends  annually.  The Fund will also distribute net capital gains, if any,  annually.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain distribution.  We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

                                       16

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments  from  funds of  funds,  including  those  offered  by the  Delaware
Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.
A "529 Plan" is a college savings program that operates under Section 529 of the
Code.  From  time  to  time,  the  Fund  may  experience  large  investments  or redemptions  due to allocations or  rebalancings  by these funds of funds and/or similar  investment  vehicles.  While it is  impossible  to predict  the overall impact of these  transactions  over  time,  there  could be  adverse  effects on portfolio  management.  For example, the Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase transaction costs or portfolio turnover.

Manager of managers  structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon the receipt of an exemptive  order from the SEC or the adoption of a rule by the SEC authorizing the  implementation  of the Manager of
Managers Structure. The use of the Manager of Managers Structure with respect to the Fund may be  subject to certain  conditions  set forth in the SEC  exemptive order or rule.  There can be no  assurance  that the SEC will  grant the  Fund's application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       17

Financial highlights
The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Trend Fund                                                             Institutional Class
                                                                                    Year ended 6/30
                                                2006       2005        2004        2003        2002

Net asset value, beginning of period         $21.130    $20.830     $16.890     $16.370     $19.940

Income (loss) from investment
 operations:
Net investment loss(1)                        (0.126)    (0.129)     (0.141)     (0.096)     (0.102)
Net realized and unrealized gain (loss)
 on investments and foreign currencies         2.556      0.429       4.081       0.616      (3.468)
                                             -------    -------     -------     -------     -------
Total from investment operations               2.430      0.300       3.940       0.520      (3.570)
                                             -------    -------     -------     -------     -------

Net asset value, end of period               $23.560    $21.130     $20.830     $16.890     $16.370
                                             =======    =======     =======     =======     =======

Total return(2)                                11.50%      1.44%      23.33%       3.18%     (17.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)     $263,962   $275,712    $362,336    $286,632    $213,433
Ratio of expenses to average net assets         1.11%      1.10%       1.20%       1.20%       1.16%
Ratio of net investment loss to average
 net assets                                    (0.57%)    (0.68%)     (0.76%)     (0.68%)     (0.62%)
Portfolio turnover                                71%        44%         59%         40%         47%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                       18

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions:  From net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       19

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

                                       20

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 2000 Growth Index
Russell  2000 Growth  Index  measures  the  performance  of those  Russell  2000 companies with higher  price-to-book ratios and higher forecasted growth values.
These stocks are selected from the 2000  smallest  companies in the Russell 3000
Index, which represent  approximately 10% of the total market  capitalization of the Russell 3000 Index.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       21

Additional information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered by the report. You can find more detailed  information about the Fund in the current  Statement  of  Additional  Information  (SAI),  which we have filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 362-7500. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       22

Contact information

                    WEB SITE
                    www.delawareinvestments.com

                    E-MAIL
                    service@delinvest.com

                    CLIENT SERVICES REPRESENTATIVE
                    800 362-7500

                    DELAPHONE SERVICE
                    800 362-FUND (800 362-3863)
                    [X]  For convenient access to account information or current performance  information  on all  Delaware  Investments
                         Funds  seven  days a week,  24  hours a day,  use  this
                         Touch-Tone(R) service.

                    Delaware Trend Fund Symbols
                                                     CUSIP      NASDAQ
                    Institutional Class            245905203    DGTIX

                    Investment Company Act file number: 811-01485

PR-043 [6/30] CGI 10/05                                             MF-06-10-369
                                                                        PO 11305

                       STATEMENT OF ADDITIONAL INFORMATION
                                October 28, 2006

                         DELAWARE GROUP EQUITY FUNDS III
                         Delaware American Services Fund
                         Delaware Small Cap Growth Fund
                               Delaware Trend Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about Institutional Class Shares: 800 362-7500

      For Prospectuses, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

               Dealer Services (Broker/Dealers Only): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  American  Services  Fund,  Delaware Small Cap Growth Fund and Delaware
Trend Fund (each, a "Fund" and collectively,  the "Funds"),  which are series of
Delaware Group Equity Funds III (the "Trust").

     Each Fund offers Class A Shares, Class B Shares, Class C Shares and Class R
Shares (together  referred to as the "Fund Classes") and an Institutional  Class
(together  referred  to as  the  "Institutional  Classes").  All  references  to
"shares"  in this Part B refer to all  classes  of shares of the  Funds,  except where noted. The Funds' investment  advisor is Delaware  Management  Company,  a series of Delaware Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses for the Funds,  each dated October 28, 2006, as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes  relating  thereto,  the  financial  highlights  and the report of the independent registered public accounting firm are incorporated by reference from the Annual  Reports  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Page                                  Page
Organization and Classification             Purchasing Shares
Investment Objectives, Restrictions         Investment Plans
 and Policies
Investment Strategies and Risks             Determining Offering Price
                                             and Net Asset Value
Disclosure of Portfolio Holdings            Redemption and Exchange
 Information
Management of the Trust                     Distributions and Taxes
Investment Manager and Other                Performance Information
 Service Providers
Portfolio Managers                          Financial Statements
Trading Practices and Brokerage             Principal Holders
Capital Structure                           Appendix A - Description of
                                             Ratings

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The Trust was organized as a Delaware corporation in 1966, reorganized as a
Maryland  corporation in 1983 and further  reorganized  as a Delaware  statutory trust on August 27, 1999.

Classification
     The Trust is an open-end management investment company.  Delaware Small Cap
Growth Fund and Delaware  Trend Fund  portfolio of assets are  "diversified"  as defined by the  Investment  Company Act of 1940,  as amended  (the "1940  Act").
Delaware American Services Fund will not be diversified under the 1940 Act.

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's investment  objectives are described in the Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder  approval.  However,  the Trust's Board of Trustees must approve any changes  to  non-fundamental  investment  objectives  and  a  Fund  will  notify shareholders prior to a material change in the Fund's investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the  following  restrictions  which cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders  of the lesser of i) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     Each Fund shall not:

     1.   Make investments that will result in the  concentration  (as that term may be  defined  in the  1940  Act),  any  rule  or  order  thereunder,  or U.S.
Securities and Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided  that  this  restriction  does not limit  the Fund  from  investing  in obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities,  or in tax-exempt  securities or certificates of deposit. The
Delaware  American  Services Fund may, from time to time, make  investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any  rule or order  thereunder,  or SEC  staff  interpretation  thereof)  of its investments in the  securities of issuers within various  industries or industry groupings consistent with its name.

     2.   Borrow money or issue senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.   Underwrite the  securities of other issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4.   Purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5.   Purchase or sell physical commodities,  unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6.   Make loans,  provided that this  restriction does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

     Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,   the  Funds  will  be  subject   to  the   following   investment
restrictions,  which are  considered  non-fundamental  and may be changed by the
Board of Trustees without shareholder approval.

     1.   Each  Fund is  permitted  to  invest  in other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction.  However, a Fund may not operate as a "fund of funds" which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

     2.   A Fund may not invest more than 15% (10% for the Delaware  Trend Fund)
of its net  assets in  securities  which it  cannot  sell or  dispose  of in the ordinary  course of business  within  seven days at  approximately  the value at which the Fund has valued the investment.

     The following are additional  non-fundamental  investment  restrictions for the Delaware Trend Fund:

     The Delaware Trend Fund shall not:

     1.   Invest  more than 5% of the value of its assets in  securities  of any one company  (except  U.S.  government  bonds) or purchase  more than 10% of the voting or nonvoting securities of any one company.

     2.   Acquire control of any company.

     3.   Purchase or retain  securities  of any company which has an officer or director who is an officer or director of the Fund,  or an officer,  director or partner of its investment  manager if, to the knowledge of the Fund, one or more of such  persons  own  beneficially  more  than 1/2 of 1% of the  shares  of the company, and in the aggregate more than 5% thereof.

     4.   Invest in securities of other investment companies except at customary brokerage  commissions  rates or in connection with mergers,  consolidations  or offers of exchange.

     5.   Purchase any security issued by any other investment  company if after such  purchase  it  would:  (a) own  more  than 3% of the  voting  stock of such company,  (b) own  securities of such company  having a value in excess of 5% of the  Fund's  assets or (c) own  securities  of  investment  companies  having an aggregate value in excess of 10% of the Fund's assets.

     6.   Make any  investment in real estate unless  necessary for office space or the  protection of  investments  already  made.  (This  restriction  does not preclude  the Fund's  purchase of  securities  issued by real estate  investment trusts.) Any investment in real estate  together with any investment in illiquid assets cannot exceed 10% of the value of the Fund's assets.

     7.   Sell short any security or property.

     8.   Deal in commodities.

     9.   Borrow  money in excess of 10% of the  value of its  assets,  and then only as a  temporary  measure  for  extraordinary  or  emergency  purposes.  Any borrowing will be done from a bank and to the extent that such borrowing exceeds
5% of the  value of the  Fund's  assets,  asset  coverage  of at  least  300% is required.  In the event  that such asset  coverage  shall at any time fall below
300%, the Fund shall,  within three days  thereafter  (not including  Sunday and holidays)  or  such  longer  period  as the  SEC  may  prescribe  by  rules  and regulations,  reduce the amount of its  borrowings  to an extent  that the asset coverage of such  borrowings  shall be at least  300%.  The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

     10.  Make loans. However, the purchase of a portion of an issue of publicly distributed bonds,  debentures or other securities,  whether or not the purchase was made upon the  original  issuance  of the  securities,  and the  entry  into
"repurchase  agreements"  are not to be  considered  the making of a loan by the
Fund and the Fund may loan up to 25% of its assets to  qualified  broker/dealers or  institutional  investors  for their  use  relating  to short  sales or other security transactions.

     11.  Invest more than 5% of the value of its total assets in  securities of companies  less than three years old. Such  three-year  period shall include the operation of any predecessor company or companies.

     12.  Act as an underwriter of securities of other issuers.

     13.  Permit  long or short  positions  on shares of the Fund to be taken by its officers,  trustees or any of its affiliated  persons.  Such persons may buy shares  of the  Fund  for  investment  purposes,  however,  as  described  under
"Purchasing Shares."

     14.  Invest  more than 25% of its  assets in any one  particular  industry.
Although  it is not a matter  of  fundamental  policy,  the Fund has also made a commitment  that it will not invest in  warrants  valued at the lower of cost or market exceeding 5% of the Fund's net assets.  Included within that amount,  but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New
York Stock Exchange ("NYSE") or American Stock Exchange  ("AMEX").  In addition, although not a fundamental investment  restriction,  the Fund currently does not invest its assets in real  estate  limited  partnerships  or oil,  gas and other mineral leases.

     In applying a Fund's  fundamental  policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's respective  investment  objective.  The Funds are free to dispose  of  portfolio securities at any time,  subject to complying with the Internal  Revenue Code of
1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions  make  such a move  desirable  in  light  of each  Fund's  respective investment  objective.  The Funds will not attempt to achieve or be limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental  to  transactions  undertaken  with a view to  achieving  each Fund's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Fund's  investments  held at the beginning of a year were replaced by the end of the year, or if a single  investment  was frequently  traded.  The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment  objective,  a Fund may hold securities for any period of time.

     The Funds may engage in active trading of portfolio securities, which means that the portfolio turnover may exceed 100%.

     For the fiscal  years  ended June 30, 2006 and 2005,  the Funds'  portfolio turnover rates were as follows:

     ----------------------------------- ----------- -----------
                                            2006        2005
     ----------------------------------- ----------- -----------
     Delaware American Services Fund         78%        128%
     ----------------------------------- ----------- -----------
     Delaware Small Cap Growth Fund          78%         87%
     ----------------------------------- ----------- -----------
     Delaware Trend Fund                     71%         44%
     ----------------------------------- ----------- -----------

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses   discuss  the  Funds'  investment   objectives  and  the
strategies  followed  to  seek  to  achieve  those  objectives.   The  following
discussion  supplements the description of the Funds' investment  strategies and risks that are included in the Prospectuses.

Borrowings
     Although each Fund is permitted under certain circumstances to borrow money and invest in investment company securities, it does not normally do so.

Depositary Receipts
     Each Fund may  invest up to 20% (not  more than 5% for the  Delaware  Trend
Fund) of its total assets in foreign securities.  Foreign securities may include
American  Depositary  Receipts ("ADRs") and Global Depositary Receipts ("GDRs").
There are  substantial  and  different  risks  involved in  investing in foreign securities.  An investor  should  consider these risks  carefully.  For example, there is generally less publicly  available  information about foreign companies than is available about companies in the U.S. Foreign  companies are not subject to uniform audit and financial reporting  standards,  practices and requirements comparable to those in the U.S.

     Foreign  securities  involve  currency  risks.  The U.S.  dollar value of a foreign  security  tends to decrease  when the value of the dollar rises against the foreign  currency in which the security is denominated and tends to increase when the value of the  dollar  falls  against  such  currency.  Fluctuations  in exchange  rates may also affect the earning power and asset value of the foreign entity issuing the security.  Dividend and interest  payments may be returned to the country of origin,  based on the exchange rate at the time of  disbursement, and restrictions on capital flows may be imposed.  Losses and other expenses may be  incurred  in  converting  between  various  currencies  in  connection  with purchases and sales of foreign securities.

     Foreign  stock markets are generally not as developed or efficient as those in the U.S. In most foreign  markets  volume and  liquidity are less than in the
U.S.  and, at times,  volatility  of price can be greater  than that in the U.S.
Fixed  commissions  on foreign stock  exchanges  are  generally  higher than the negotiated  commissions on U.S.  exchanges.  There is generally less  government supervision  and  regulation of foreign stock  exchanges,  brokers and companies than in the U.S.

     There is also the  possibility of adverse changes in investment or exchange control regulations,  expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments  which could  adversely  affect  investments,  assets or securities transactions of a Fund in some foreign countries. The Funds are not aware of any investment or exchange control regulations which might substantially  impair its operations as described, although this could change at any time.

     The  Funds may be  subject  to  foreign  withholding  taxes on income  from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity  securities in general are subject to market risks that may cause their prices to fluctuate  over time. The value of convertible  equity securities is also affected by prevailing  interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity  securities in which a Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate.

Futures and Options
     Delaware  American  Services  Fund and  Delaware  Small Cap Growth Fund may
write call options and purchase  put options on a covered  basis only,  and will not engage in option writing strategies for speculative purposes.  The Funds may invest in options that are either  Exchange-listed  or traded  over-the-counter.
Certain  over-the-counter  options may be illiquid. Thus, it may not be possible to close  options  positions  and this may have an  adverse  impact  on a Fund's ability to effectively  hedge their  securities.  The Funds will not invest more than 15% (10% for the Delaware Trend Fund) of its assets in illiquid securities.

     Covered Call Writing.  Delaware  American  Services Fund and Delaware Small
Cap Growth Fund may write covered call options from time to time on such portion of its  portfolio,  without limit,  as the Manager  determines is appropriate in seeking  to  obtain a Fund's  investment  objective.  A call  option  gives  the purchaser of such option the right to buy, and the writer,  in this case a Fund, has the obligation to sell the underlying  security at the exercise price during the option period.  The advantage to a Fund of writing  covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to options on actual portfolio securities owned by a Fund, the
Fund  may  enter  into  closing  purchase   transactions.   A  closing  purchase
transaction  is one in which a Fund,  when  obligated  as a writer of an option, terminates  its  obligation  by  purchasing  an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the option,  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the underlying  security,  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A Fund will write call  options only on a covered  basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period.  Unless a closing purchase  transaction is effected, a
Fund would be required to continue to hold a security  which it might  otherwise wish to sell, or deliver a security it would want to hold.  Options written by a
Fund will  normally have  expiration  dates between one and nine months from the date  written.  The  exercise  price of a call option may be below,  equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Put Options.  Delaware American Services Fund and Delaware Small
Cap Growth Fund may invest up to 2% of its total  assets in the  purchase of put options.  The Funds will, at all times during which they hold a put option,  own the security covered by such option.

     Delaware  American  Services Fund and Delaware Small Cap Growth Fund intend to  purchase  put  options in order to  protect  against a decline in the market value of the underlying  security below the exercise price less the premium paid for the option  ("protective  puts").  The ability to purchase  put options will allow a Fund  to  protect  unrealized  gain in an  appreciated  security  in its portfolio  without actually selling the security.  If the security does not drop in value,  a Fund will lose the value of the premium paid. A Fund may sell a put option which it has  previously  purchased  prior to the sale of the  securities underlying  such option.  Such sales will result in a net gain or loss depending on whether the amount  received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

     Options on Stock  Indices.  Delaware  American  Services  Fund and Delaware
Small Cap Growth Fund may also engage in transactions involving options on stock indices.  A stock index assigns relative values to the common stocks included in the index with the index  fluctuating  with changes in the market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received,  to make delivery of this amount.  Gain or loss to the Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard & Poor's  500 or the New York  Stock  Exchange  Composite  Index,  or a
narrower market index such as the Standard & Poor's 100.  Indices are also based on an  industry  or  market  segment  such as the AMEX Oil and Gas  Index or the
Computer and Business  Equipment  Index.  Options on stock indices are currently traded on the  following  Exchanges  among  others:  The Chicago  Board  Options
Exchange, NYSE and AMEX.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's  portfolio  securities.  Since a Fund's  portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation  between the index or other  securities  underlying  the hedging  instrument  and the hedged  securities  which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability to effectively  hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

     Futures  Contracts  and  Options on Futures  Contracts.  Delaware  American
Services  Fund and  Delaware  Small  Cap  Growth  Fund may  enter  into  futures contracts  on stocks and stock  indices,  and  purchase or sell  options on such futures  contracts.  These  activities  will not be entered into for speculative purposes,  but rather for  hedging  purposes  and to  facilitate  the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market  instruments,  at times when the Fund's assets are not fully  invested in equity  securities.  Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for a Fund.

     A futures contract is a bilateral  agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement,  at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures  contracts,  the difference  between the price at which the  contract  was  entered  into and the  contract's  closing  value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are  bilateral  agreements,  with both the purchaser and the seller equally  obligated to complete the transaction.  In addition,  futures contracts call for settlement  only on the  expiration  date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures  contract  also differs from the purchase or sale of a security or the purchase of an option in that no purchase  price is paid or received.  Instead, an amount of cash or cash equivalents,  which varies but may be as low as 5% or less of the value of the contract,  must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker,  referred to as "variation  margin," are made on a daily basis as the value of the index or instrument  underlying  the futures  contract fluctuates,  making positions in the futures contracts more or less valuable,  a process  known  as  "marking  to the  market."  A Fund  will  designate  cash or securities in amounts  sufficient to cover its  obligations,  and will value the designated assets daily.

     Purchases or sales of stock index  futures  contracts  are used for hedging purposes  to attempt to protect a Fund's  current or intended  investments  from broad  fluctuations  in stock prices.  For example,  a Fund may sell stock index futures  contracts in  anticipation  of or during a market decline to attempt to offset the  decrease in market  value of the Fund's  securities  portfolio  that might otherwise result.  If such decline occurs,  the loss in value of portfolio securities  may be offset,  in whole or part, by gains on the futures  position.
When a Fund is not fully  invested in the  securities  market and  anticipates a significant  market  advance,  it may purchase stock index futures  contracts in order to gain  rapid  market  exposure  that may,  in part or  entirely,  offset increases in the cost of securities  that the Fund intends to purchase.  As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

     Delaware American Services Fund and Delaware Small Cap Growth Fund may also purchase and write options on the types of futures contracts in which a Fund may invest,  and enter into  related  closing  transactions.  Options on futures are similar to options on  securities,  as described  below,  except that options on futures give the purchaser the right,  in return for the premium paid, to assume a position in a futures  contract,  rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be  subject  to all the  risks  associated  with  the  trading  of  futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the  expiration  of a futures  contract,  a trader may elect to close out its  position by taking an opposite  position on the contract market on which the position was entered into,  subject to the availability of a secondary  market,  which  will  operate  to  terminate  the  initial  position.
Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing  purchase or sale transaction,  subject  to  availability  of a  secondary  market,  which  is the purchase or sale of an option of the same series (i.e.,  the same exercise price and expiration  date) as the option  previously  purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities  prices move in an  unexpected  direction,  a Fund may not achieve the  anticipated  benefits of investing in futures  contracts and options  thereon,  or may realize a loss. To the extent that a Fund  purchases  an option on a futures  contract and fails to exercise  the option prior to the  exercise  date,  it will suffer a loss of the premium paid.  Further,  the possible lack of a secondary market could prevent a
Fund from closing out its positions relating to futures.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  i) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit  payable by banks  acceptable  to a Fund involved from the  borrower;  ii) this  collateral  must be valued  daily and  should the market  value of the loaned  securities  increase,  the  borrower  must  furnish additional  collateral  to the Fund  involved;  iii)  the  Fund  must be able to terminate  the  loan  after  notice,  at any  time;  iv) the Fund  must  receive
reasonable  interest  on  any  loan,  and  any  dividends,   interest  or  other
distributions  on the lent  securities,  and any increase in the market value of such  securities;  v) the Fund may pay  reasonable  custodian fees in connection with the loan; and vi) the voting rights on the lent  securities may pass to the borrower;  however,  if the Board of Trustees of the Trust knows that a material event will occur affecting an investment  loan,  they must either  terminate the loan in order to vote the proxy or enter into an  alternative  arrangement  with the borrower to enable the trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk that the  borrower  would go  bankrupt  at a time when the value of the security goes up.  Therefore,  each Fund will only enter into loan  arrangements after a review of all pertinent  facts by the Manager,  under the supervision of the Board of Trustees,  including the  creditworthiness of the borrowing broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the Manager.

Real Estate Investment Trusts
     Delaware  American  Services  Fund and  Delaware  Small Cap Growth Fund may
invest in real estate investment  trusts ("REITs").  REITs are pooled investment vehicles which invest primarily in  income-producing  real estate or real estate related  loans or  interests.  REITs are  generally  classified as equity REITs, mortgage  REITs or a  combination  of equity and  mortgage  REITs.  Equity REITs invest the majority of their assets  directly in real property and derive income primarily  from the collection of rents.  Equity REITs can also realize  capital gains by selling  properties  that have  appreciated  in value.  Mortgage  REITs invest the majority of their assets in real estate  mortgages  and derive income from the collection of interest payments.  Like investment companies,  REITs are not taxed on income  distributed  to  shareholders  provided  they  comply  with several  requirements  in the Code.  REITs are subject to substantial  cash flow dependency, defaults by borrowers,  self-liquidation, and the risk of failing to qualify for tax-free  pass-through of income under the Code,  and/or to maintain exemptions from the 1940 Act.

     A Fund's investments in REITs present certain further risks that are unique and in  addition  to the risks  associated  with  investing  in the real  estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose  underlying  assets  include  long-term  health care  properties,  such as nursing,  retirement  and  assisted  living  homes,  may be  impacted by federal regulations concerning the health care industry.

     REITs  (especially  mortgage REITs) are also subject to interest rate risks
-- when interest rates decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Repurchase Agreements
     Each Fund may invest in repurchase  agreements.  Repurchase  agreements are instruments  under which  securities  are  purchased  from a bank or  securities dealer with an agreement by the seller to  repurchase  the  securities.  Under a repurchase  agreement,  the purchaser acquires ownership of the security but the seller agrees,  at the time of sale, to repurchase it at a mutually  agreed-upon time and price.  A Fund will take  custody of the  collateral  under  repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller  secured by the securities  transferred.  The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated  to the  coupon  rate  or  maturity  of the  purchase  security.  Such transactions  afford an opportunity for a Fund to invest  temporarily  available cash. A Fund's risk is limited to the seller's  ability to buy the security back at the agreed-upon sum at the agreed-upon  time, since the repurchase  agreement is secured by the  underlying  obligation.  Should such an issuer  default,  the investment managers believe that, barring  extraordinary  circumstances,  a Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities,  although there could be a delay in recovery.  The Manager considers the  creditworthiness  of the bank or dealer from whom a Fund purchases repurchase agreements.  The Manager will monitor such transactions  to assure that the value of the underlying  securities  subject to repurchase  agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

     Not more than 15% (10% for the Delaware  Trend Fund) of a Fund's assets may be invested in illiquid  securities of which no more than 10% may be invested in repurchase  agreements  of over  seven  days'  maturity.  A Fund will  limit its investments  in repurchase  agreements to those which the Manager  determines to present minimal credit risks and which are of high quality. In addition,  a Fund must have  collateral of at least 102% of the  repurchase  price,  including the portion representing a Fund's yield under such agreements, which is monitored on a daily basis.

     The  funds  in  the  Delaware   Investments(R)family   (each,  a  "Delaware
Investments(R)Fund" and collectively,  the "Delaware  Investments(R)Funds") have obtained an exemption (the "Order") from the  joint-transaction  prohibitions of
Section  17(d) of the 1940 Act to allow  certain  funds  jointly to invest  cash balances.  Each Fund may invest cash balances in a joint repurchase agreement in accordance  with the terms of the Order and subject  generally to the conditions described above.

Restricted and Illiquid Securities
     Each Fund may purchase  privately placed  securities the resale of which is restricted under applicable  securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated  transactions in accordance with an exemption from the registration requirements under applicable securities laws or after  registration.  The Funds will not purchase illiquid assets,  including such restricted  securities,  if more than 15% (10% for the Delaware Trend Fund)
of the  value  of  their  respective  assets  would  then  consist  of  illiquid securities.

     Most of the privately placed securities acquired by a Fund will be eligible for resale by a Fund  without  registration  pursuant  to Rule 144A  ("Rule 144A
Securities")  under  the 1933 Act.  While  maintaining  oversight,  the Board of
Trustees has  delegated to the Manager the  day-to-day  function of  determining whether  individual Rule 144A Securities are liquid for purposes of a Fund's 15%
(10%  for the  Delaware  Trend  Fund)  limitation  on  investments  in  illiquid securities.  The Board has  instructed  the  Manager to consider  the  following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and  trading  volume for the  security;  (ii)  whether at least  three dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii)  whether  at least  two  dealers  are  making a market in the security;  and (iv) the nature of the security and the nature of the marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional buyers become,  for a period of time,  uninterested in purchasing these securities.  If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities  exceed the Fund's 15% (10% for the  Delaware  Trend  Fund)  limit on investment in such  securities,  the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Warrants
     Each Fund may purchase  warrants and similar  rights,  which are privileges issued by  corporations  enabling  the  owners to  subscribe  to and  purchase a specified  number of shares of the  corporation  at a specified  price  during a specified period of time. The purchase of warrants involves the risk that a Fund could  lose the  purchase  value of a  warrant  if the  right  to  subscribe  to additional shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants  involves  the risk that the  effective  price paid for the warrant added to the  subscription  price of the related security may exceed the value  of the  subscribed  security's  market  price  such as when  there  is no movement in the level of the underlying security.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. We post a list of each Fund's portfolio holdings monthly,  with a 30-day lag,  on the Funds' Web site,  www.delawareinvestments.com.  In  addition,  on a
10-day lag, we also make available a month-end  summary listing of the number of each Fund's securities,  country and asset  allocations,  and top ten securities and  sectors by  percentage  of  holdings  for each Fund.  This  information  is available publicly to any and all shareholders free of charge once posted on the
Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  concerning the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments(R)  Funds. As of October 2,
2006, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of each Class of each Fund. The Trust's  Trustees and principal  officers are noted below along with their ages and their business experience for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death or removal.

---------------- ----------------- ------------- -------------------------- -------------------- --------------
                                                                                                 Other
                                                                            Number of            Directorships
                                                                            Portfolios in Fund   Held by
                 Position(s)                                                Complex Overseen     Trustee/
Name, Address    Held with the     Length of     Principal Occupation(s)    by Trustee or        Director or
and Birthdate    Trust             Time Served   During Past 5 Years        Officer              Officer
---------------------------------------------------------------------------------------------------------------
Interested Trustees
---------------- ----------------- ------------- -------------------------- -------------------- --------------
Patrick P.       Chairman,         Chairman      Mr. Coyne has served in           83               None
Coyne(2)         President,        and Trustee   various executive
2005 Market      Chief Executive   since         capacities at different
Street           Officer and       August 16,    times at Delaware
Philadelphia,    Trustee           2006          Investments(1)
PA 19103
                                   President
April 14, 1963                     and Chief
                                   Executive
                                   Officer
                                   since
                                   August 1,
                                   2006

---------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------- ----------------- ------------- -------------------------- -------------------- --------------
Thomas L.        Trustee           1 Year        Private Investor -                83               None
Bennett                                          (March 2004 - Present)
2005 Market
Street                                           Investment Manager -
Philadelphia,                                    Morgan Stanley & Co.
PA 19103                                         (January 1984 - March
                                                 2004)
October 4, 1947

---------------- ----------------- ------------- -------------------------- -------------------- --------------
John A. Fry      Trustee           5 Years       President -                       83            Director -
2005 Market                                      Franklin & Marshall                             Community
Street                                           College                                         Health
Philadelphia,                                    (June 2002 - Present)                           Systems
PA 19103
                                                 Executive Vice President
May 28, 1960                                     - University of
                                                 Pennsylvania
                                                 (April 1995 - June 2002)

---------------- ----------------- ------------- -------------------------- -------------------- --------------
Anthony D.       Trustee           13 Years      Founder/Managing                  83               None
Knerr                                            Director - Anthony Knerr
2005 Market                                      & Associates (Strategic
Street                                           Consulting)
Philadelphia,                                    (1990 - Present)
PA 19103

December 7,
1938

---------------- ----------------- ------------- -------------------------- -------------------- --------------
Lucinda S.       Trustee           1 Year        Chief Investment Officer          83               None
Landreth                                         - Assurant, Inc.
2005 Market                                      (Insurance)
Street                                           (2002 - 2004)
Philadelphia,
PA 19103

June 24, 1947

---------------- ----------------- ------------- -------------------------- -------------------- --------------
Ann R. Leven     Trustee           17 Years      Treasurer/Chief Fiscal            83            Director and
2005 Market                                      Officer -- National                             Audit
Street                                           Gallery of Art                                  Committee
Philadelphia,                                    (1994 - 1999)                                   Chairperson -
PA 19103                                                                                         Andy Warhol
                                                                                                 Foundation
November 1,
1940                                                                                             Director and
                                                                                                 Audit
                                                                                                 Committee
                                                                                                 Member -
                                                                                                 Systemax Inc.

---------------- ----------------- ------------- -------------------------- -------------------- --------------
Thomas F.        Trustee           12 Years      President/Chief                   83            Director -
Madison                                          Executive Officer - MLM                         Banner Health
2005 Market                                      Partners, Inc.
Street                                           (Small Business                                 Director -
Philadelphia,                                    Investing & Consulting)                         CenterPoint
PA 19103                                         (January 1993 - Present)                        Energy

February 25,                                                                                     Director and
1936                                                                                             Audit
                                                                                                 Committee
                                                                                                 Member -
                                                                                                 Digital
                                                                                                 River Inc.

                                                                                                 Director and
                                                                                                 Audit
                                                                                                 Committee
                                                                                                 Member -
                                                                                                 Rimage
                                                                                                 Corporation

                                                                                                 Director -
                                                                                                 Valmont
                                                                                                 Industries,
                                                                                                 Inc.

---------------- ----------------- ------------- -------------------------- -------------------- --------------
Janet L.         Trustee           7 Years       Vice President                    83               None
Yeomans                                          (January 2003 - Present)
2005 Market                                      and Treasurer
Street                                           (January 2006 - Present)
Philadelphia,                                    3M Corporation
PA 19103
                                                 Ms. Yeomans has held
July 31, 1948                                    various management
                                                 positions at 3M
                                                 Corporation since 1983.

---------------- ----------------- ------------- -------------------------- -------------------- --------------
J. Richard       Trustee           1 Year        Founder -                         83            Director and
Zecher                                           Investor Analytics                              Audit
2005 Market                                      (Risk Management)                               Committee
Street                                           (May 1999 - Present)                            Member -
Philadelphia,                                                                                    Investor
PA 19103                                                                                         Analytics

July 3, 1940                                                                                     Director and
                                                                                                 Audit
                                                                                                 Committee
                                                                                                 Member -
                                                                                                 Oxigene, Inc.

---------------- ----------------- ------------- -------------------------- -------------------- --------------

---------------- ----------------- ------------- -------------------------- -------------------- --------------
                                                                                                 Other
                                                                            Number of            Directorships
                                                                            Portfolios in Fund   Held by
                 Position(s)                                                Complex Overseen     Trustee/
Name, Address    Held with the     Length of     Principal Occupation(s)    by Trustee or        Director or
and Birthdate    Trust             Time Served   During Past 5 Years        Officer              Officer
---------------- ----------------- ------------- -------------------------- -------------------- --------------
Officers
---------------- ----------------- ------------- -------------------------- -------------------- --------------
Michael P.       Senior Vice       1 Year        Mr. Bishof has served in          83               None(3)
Bishof           President and                   various executive
2005 Market      Chief Financial                 capacities at different
Street           Officer                         times at Delaware
Philadelphia,                                    Investments
PA 19103

August 18, 1962

---------------- ----------------- ------------- -------------------------- -------------------- --------------
David F. Connor  Vice President,   1 Year        Mr. Connor has served as          83               None(3)
2005 Market      Deputy General                  Vice President and
Street           Counsel and                     Deputy General Counsel
Philadelphia,    Secretary                       at Delaware Investments
PA 19103                                         since 2000

December 2,
1963

---------------- ----------------- ------------- -------------------------- -------------------- --------------
David P.         Senior Vice       1 Year        Mr. O'Connor has served           83               None(3)
O'Connor         President,                      in various executive and
2005 Market      General Counsel                 legal capacities at
Street           and Chief Legal                 different times at
Philadelphia,    Officer                         Delaware Investments
PA 19103

February 21,
1966

---------------- ----------------- ------------- -------------------------- -------------------- --------------
John J.          Senior Vice       1 Year        Mr. O'Connor has served           83               None(3)
O'Connor         President and                   in various executive
2005 Market      Treasurer                       capacities at different
Street                                           times at Delaware
Philadelphia,                                    Investments
PA 19103

June 16, 1957

---------------- ----------------- ------------- -------------------------- -------------------- --------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.

(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same investment manager as the Trust.

--------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

------------------------- ----------------- ----------------------- -------------------------
Name, Address and          Positions Held         Length of         Principal Occupation(s)
Birthdate                  with the Trust        Time Served          During Past 5 Years
------------------------- ----------------- ----------------------- -------------------------
Marshall T. Bassett         Senior Vice            9 Years            During the past five
2005 Market Street        President/Chief                            years, Mr. Bassett has
Philadelphia, PA 19103       Investment                                served in various
                             Officer -                              capacities at different
February 8, 1954          Emerging Markets                             times at Delaware
                                                                          Investments.
------------------------ ----------------- ----------------------- -------------------------
Steven G. Catricks              Vice               2 Years              Vice President,
2005 Market Street        President/Portfolio                         Portfolio Manager -
Philadelphia, PA 19103        Manager                                 Delaware Investment
                                                                     Advisers, a series of
August 3, 1959                                                        Delaware Management
                                                                         Business Trust
                                                                        (2001 - Present)

                                                                        Equity Analyst -
                                                                      BlackRock Financial
                                                                         (1999 - 2001)
------------------------- ----------------- ----------------------- -------------------------
Barry S. Gladstein              Vice               2 Years            During the past five
2005 Market Street        President/Portfolio                         years, Mr. Gladstein
Philadelphia, PA 19103        Manager                                has served in various
                                                                    capacities at different
August 29, 1964                                                        times at Delaware
                                                                          Investments.
------------------------- ----------------- ----------------------- -------------------------
Christopher M. Holland          Vice               2 Years            During the past five
2005 Market Street        President/Portfolio                        years, Mr. Holland has
Philadelphia, PA 19103        Manager                                  served in various
                                                                    capacities at different
January 23, 1975                                                       times at Delaware
                                                                          Investments.
------------------------- ----------------- ----------------------- -------------------------
Steven T. Lampe                 Vice               12 Years           During the past five
2005 Market Street        President/Portfolio                         years, Mr. Lampe has
Philadelphia, PA 19103        Manager                                  served in various
                                                                    capacities at different
September 13, 1968                                                     times at Delaware
                                                                          Investments.
------------------------- ----------------- ----------------------- -------------------------
Matthew Todorow                 Vice               4 Years             Vice President and
2005 Market Street        President/Portfolio                         Portfolio Manager -
Philadelphia, PA 19103        Manager                                 Delaware Investment
                                                                     Advisers, a series of
November 22, 1968                                                     Delaware Management
                                                                         Business Trust
                                                                        (2003 - Present)

                                                                           Executive
                                                                       Director/Portfolio
                                                                        Manager - Morgan
                                                                       Stanley Investment
                                                                           Management
                                                                         (1995 - 2003)
------------------------- ----------------- ----------------------- -------------------------
Rudy D. Torrijos III            Vice               2 Years              Vice President,
2005 Market Street        President/Portfolio                         Portfolio Manager -
Philadelphia, PA 19103        Manager                                 Delaware Investment
                                                                     Advisers, a series of
May 8, 1970                                                           Delaware Management
                                                                         Business Trust
                                                                     (July 2005 - Present)

                                                                      Technology Analyst -
                                                                      Fiduciary Trust Co.,
                                                                         International
                                                                         (2002 - 2005)

                                                                        Analyst and Fund
                                                                      Manager - Neuberger
                                                                      Berman Growth Group
                                                                         (1997 - 2002)
------------------------- ----------------- ----------------------- -------------------------
Lori P. Wachs                   Vice               13 Years           During the past five
2005 Market Street        President/Portfolio                         years, Ms. Wachs has
Philadelphia, PA 19103        Manager                                  served in various
                                                                    capacities at different
November 8, 1968                                                       times at Delaware
                                                                          Investments.
------------------------- ----------------- ----------------------- -------------------------

     The following  table shows each Trustee's  ownership of shares of each Fund and  of  all  Delaware  Investments(R)Funds  as of  December  31,  2005,  unless otherwise noted.

-------------------- ------------------------- -------------------------------
                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                Registered Investment
                                                Companies Overseen by Trustee
                      Dollar Range of Equity    in Family of Investment
 Name                 Securities in the Funds   Companies
-------------------- ------------------------- -------------------------------
Thomas L. Bennett                None                       None
-------------------- ------------------------- -------------------------------
Patrick P. Coyne                 None                  Over $100,000
-------------------- ------------------------- -------------------------------
John A. Fry(1)                   None                  Over $100,000
-------------------- ------------------------- -------------------------------
Anthony D. Knerr        Delaware Trend Fund -        $10,001 - $50,000
                          $10,001 - $50,000
-------------------- ------------------------- -------------------------------
Lucinda S. Landreth     Delaware American               $1 - $10,000
                         Services Fund -
                          $1 - $10,000
-------------------- ------------------------- -------------------------------
Ann R. Leven            Delaware Trend Fund -          Over $100,000
                         $10,001 - $50,000
-------------------- ------------------------- -------------------------------
Thomas F. Madison                None                $10,001 - $50,000
-------------------- ------------------------- -------------------------------
Janet L. Yeomans                 None                $50,001 - $100,000
-------------------- ------------------------- -------------------------------
J. Richard Zecher                None                       None
------------------------------------------------------------------------------

(1) As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
Under the terms of the Plan,  a portion  of the  assets  held in the Plan may be invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R)Funds  for which he or she serves as a Trustee or Director for the fiscal  year  ended  June 30,  2006 and an  estimate  of annual  benefits  to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Directors  as of June 30, 2006.  Only the Trustees of the Trust who are
not "interested persons" as defined by the 1940 Act (the "Independent Trustees")
receive compensation from the Funds.

------------------------- ------------------ --------------------- ----------------------- ---------------------
                                                                                            Total Compensation
                                                                                           from the Investment
                                                  Pension or                                   Companies in
                              Aggregate      Retirement Benefits      Estimated Annual           Delaware
                            Compensation      Accrued as Part of       Benefits Upon           Investments(R)
Trustee(1)                 from the Trust       Fund Expenses            Retirement             Complex(2)
------------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas L. Bennett              $9,885                None                 $80,000                $141,667
------------------------- ------------------ --------------------- ----------------------- ---------------------
John A. Fry                    $10,228               None                 $80,000                $146,642
------------------------- ------------------ --------------------- ----------------------- ---------------------
Anthony D. Knerr               $9,630                None                 $80,000                $137,767
------------------------- ------------------ --------------------- ----------------------- ---------------------
Lucinda S. Landreth            $9,630                None                 $80,000                $137,767
------------------------- ------------------ --------------------- ----------------------- ---------------------
Ann R. Leven                   $11,625               None                 $80,000                $166,833
------------------------- ------------------ --------------------- ----------------------- ---------------------
Thomas F. Madison              $10,895               None                 $80,000                $156,250
------------------------- ------------------ --------------------- ----------------------- ---------------------
Janet L. Yeomans               $9,885                None                 $80,000                $141,667
------------------------- ------------------ --------------------- ----------------------- ---------------------
J. Richard Zecher              $9,715                None                 $80,000                $139,167
------------------------- ------------------ --------------------- ----------------------- ---------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment company in the Delaware  Investments(R)family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of June 30,
     2006, he or she would be entitled to annual  payments  totaling the amounts noted above, in the aggregate,  from all of the investment companies in the
     Delaware   Investments(R)family   for   which  he  or  she   serves   as  a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments(R)family as of that date.
(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment companies in the Delaware Investments(R) family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members  of the  Nominating  and  Corporate  Governance  Committee  receive additional  compensation  of $1,700  for each  meeting.  In  addition,  the chairpersons of the Audit and Nominating  Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware
     Investments(R)Funds receives an additional retainer of $35,000.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison,  Chairman; Jan L. Yeomans, Thomas L. Bennett and J. Richard Zecher. The
Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.   The  Nominating  Committee  will  consider  shareholder
recommendations  for nomination to the Board of Trustees only in the event there is a vacancy on the Board.  Shareholders who wish to submit  recommendations for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)Funds  at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  persons  recommended  (e.g.,  a resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected. Shareholder recommendations will be kept on file for consideration  when there is a vacancy on the Board. The Committee  consists of the following four Independent  Trustees:  John A. Fry, Chairman;  Anthony D.
Knerr; Lucinda S. Landreth; and Ann Leven (ex-officio). The Nominating Committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The Committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held four meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has  formally  delegated  to the  Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf of the Funds and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for a Fund,  ISS will create a record of the vote. By no later than August
31 of each year,  information,  if any,  regarding  how the Funds voted  proxies relating to its portfolio securities during the most recently disclosed 12-month period ended June 30 is  available  without  charge:  (i) through the Funds' Web site  at  www.delawareinvestments.com;  and  (ii)  on  the  SEC's  Web  site  at
www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based compensation plans are determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also
provides   investment   management   services  to  all  of  the  other  Delaware
Investments(R)Funds.  Affiliates  of the Manager  also manage  other  investment accounts.  While investment  decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.
The Manager pays the salaries of all  Trustees,  officers and  employees who are affiliated with both the Manager and the Trust.

     As of June  30,  2006,  the  Manager  and its  affiliates  within  Delaware
Investments(R)were managing in the aggregate in excess of $145 billion in assets in various institutional or separately managed, investment company and insurance accounts.  The Manager is a series of Delaware  Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings,  Inc. ("DMH"). DMH is
an indirect subsidiary, and subject to the ultimate control, of Lincoln National
Corporation   ("Lincoln").   Lincoln,   with   headquarters   in   Philadelphia,
Pennsylvania,  is a diversified  organization with operations in many aspects of the financial services industry,  including insurance and investment management.
Delaware  Investments(R)is the marketing name for DMH and its subsidiaries.  The
Manager  and its  affiliates  own  the  name  "Delaware  Group."  Under  certain circumstances,  including the termination of the Trust's  advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the
Manager and its affiliates  could cause the Trust to remove the words  "Delaware
Group" from its name.

     The Investment Management Agreement for Delaware Trend Fund is dated August
27, 1999, as amended on December 22, 1999 to add Delaware American Services Fund
and as amended on June 26,  2001 to add  Delaware  Small Cap  Growth  Fund.  The
amendments  adding Delaware American Services Fund and Delaware Small Cap Growth
Fund were approved by the initial  shareholder on December 22, 1999 and June 26,
2001. The Investment  Management  Agreement had an initial term of two years and may  be  renewed  each  year  so  long  as  such  renewal  and  continuance  are specifically approved at least annually by the Board of Trustees or by vote of a majority of the  outstanding  voting  securities  of the Funds,  and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  Investment  Management  Agreement is  terminable without  penalty  on 60 days'  notice  by the  Trustees  of the  Trust or by the
Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreement,  the  Funds  shall pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

  ----------------------------------- ------------------------------------------
                                      0.75% on the first $500 million;
  Delaware American Services Fund     0.70% on the next $500 million;
  Delaware Trend Fund                 0.65% on the next $1.5 billion;
                                      0.60% on assets in excess of $2.5 billion
  ----------------------------------- ------------------------------------------
  Delaware Small Cap Growth Fund      1.00% on the first $250 million
                                      0.90% on the next $250 million
                                      0.75% on assets in excess if $500 million
  ----------------------------------- ------------------------------------------

During the past three  fiscal  years,  the Funds paid the  following  investment management fees:

---------------------- ---------------------------------------------------------
Investment Management                   Fiscal Year Ended June 30
Fees
---------------------- ------------------- ------------------- -----------------
                               2006                2005               2004
---------------------- ------------------- ------------------- -----------------
Delaware American      $2,586,059 earned   $1,085,713 earned   $295,449 earned
Services Fund          $2,586,059 paid     $1,065,091 paid     $244,100 paid
                       $0 waived           $20,622 waived      $51,349 waived
---------------------- ------------------- ------------------- -----------------
                       $326,400 earned     $376,131 earned     $280,175 earned
Delaware Small Cap     $147,598 paid       $274,577 paid       $196,252 paid
Growth Fund            $178,802 waived     $101,554 waived     $83,923 waived
---------------------- ------------------- ------------------- -----------------
Delaware Trend Fund    $9,156,732 paid     $10,460,559 paid    $11,223,955 paid
---------------------- ------------------- ------------------- -----------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution Agreement,  each
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include  the  Funds'  proportionate  share of certain  administrative  expenses;
investment  management  fees;  transfer and dividend  disbursing fees and costs;
accounting   services;   custodian   expenses;   federal  and  state  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's shares under a Distribution Agreement dated May 15, 2003, as amended May
19, 2005.  The  Distributor  is an affiliate of the Manager and bears all of the costs of  promotion  and  distribution,  except for payments by the Fund Classes under  their  respective  Rule  12b-1  Plans.  The  Distributor  is an  indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its  best  efforts  to  sell  shares  of the  Funds.  See the  Prospectuses  for information  on how to invest.  Shares of the Funds are offered on a  continuous basis by the  Distributor  and may be purchased  through  authorized  investment dealers or directly by contacting the Distributor or the Trust.  The Distributor also serves as national distributor for the other Delaware  Investments(R)Funds.
The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions  from each Fund on behalf of its  respective  Class A Shares,  after reallowances to dealers, as follows:

---------------------- ---------------------------------------------------------
                                     Fiscal Year Ended June 30, 2006
---------------------- ----------------- ---------------------- ----------------
                       Total Amount of   Amounts Reallowed to   Net Commission
                       Underwriting      Dealers                to Distributor
                       Commission
---------------------- ----------------- ---------------------- ----------------
Delaware American         $2,461,767         $2,075,645            $386,122
Services Fund
---------------------- ----------------- ---------------------- ----------------
Delaware Small Cap           $61,757            $52,547              $9,210
Growth Fund
---------------------- ----------------- ---------------------- ----------------
Delaware Trend Fund         $308,341           $261,317             $47,024
---------------------- ----------------- ---------------------- ----------------

---------------------- ---------------------------------------------------------
                                     Fiscal Year Ended June 30, 2005
---------------------- ----------------- ---------------------- ----------------
                       Total Amount of   Amounts Reallowed to   Net Commission
                       Underwriting      Dealers                to Distributor
                       Commission
---------------------- ----------------- ---------------------- ----------------
Delaware American         $2,118,115         $1,795,107            $323,008
Services Fund
---------------------- ----------------- ---------------------- ----------------
Delaware Small Cap           $91,337            $78,318             $13,019
Growth Fund
---------------------- ----------------- ---------------------- ----------------
Delaware Trend Fund         $473,549           $402,366             $71,183
---------------------- ----------------- ---------------------- ----------------

---------------------- ---------------------------------------------------------
                                     Fiscal Year Ended June 30, 2004
---------------------- ----------------- ---------------------- ----------------
                       Total Amount of   Amounts Reallowed to   Net Commission
                       Underwriting      Dealers                to Distributor
                       Commission
---------------------- ----------------- ---------------------- ----------------
Delaware American           $618,931           $536,393             $82,538
Services Fund
---------------------- ----------------- ---------------------- ----------------
Delaware Small Cap          $135,293           $115,380             $19,913
Growth Fund
---------------------- ----------------- ---------------------- ----------------
Delaware Trend Fund         $891,368           $759,027            $132,341
---------------------- ----------------- ---------------------- ----------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited  Contingent  Deferred  Sales Charge  ("CDSC")  payments with respect to Class A Shares of the Funds as follows:

---------------------- -----------------------------------------------------
Limited CDSC Payments                  Fiscal Year Ended June 30
---------------------- ----------------- ----------------- -----------------
                             2006              2005              2004
---------------------- ----------------- ----------------- -----------------
Delaware American          $5,249              None              None
Services Fund
---------------------- ----------------- ----------------- -----------------
Delaware Small Cap           None              None              None
Growth Fund
---------------------- ----------------- ----------------- -----------------
Delaware Trend Fund          $134              None              None
---------------------- ----------------- ----------------- -----------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited CDSC payments with respect to Class B Shares of the Funds as follows:

---------------------- -----------------------------------------------------
CDSC Payments                          Fiscal Year Ended June 30
---------------------- ----------------- ----------------- -----------------
                             2006              2005              2004
---------------------- ----------------- ----------------- -----------------
Delaware American         $96,474           $39,666           $11,285
Services Fund
---------------------- ----------------- ----------------- -----------------
Delaware Small Cap        $21,671            $9,124            $9,015
Growth Fund
---------------------- ----------------- ----------------- -----------------
Delaware Trend Fund      $207,665          $407,009          $487,415
---------------------- ----------------- ----------------- -----------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  Limited CDSC payments with respect to Class C Shares of the Funds as follows:

---------------------- -----------------------------------------------------
CDSC Payments                          Fiscal Year Ended June 30
---------------------- ----------------- ----------------- -----------------
                                               2005              2004
---------------------- ----------------- ----------------- -----------------
Delaware American         $22,795           $16,757            $1,360
Services Fund
---------------------- ----------------- ----------------- -----------------
Delaware Small Cap           $672            $1,129            $1,333
Growth Fund
---------------------- ----------------- ----------------- -----------------
Delaware Trend Fund        $5,033           $29,475           $23,112
---------------------- ----------------- ----------------- -----------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003. LFD shall:  (i) promote the sale of a Fund's
shares  through   broker/dealers,   financial   advisors  and  other   financial
intermediaries (collectively, "Financial Intermediaries"); (ii) create messaging and packaging for certain  non-regulatory  sales and marketing materials related to a Fund; and (iii) produce such  non-regulatory  sales and marketing materials related to a Fund.  The address of LFD is 2001 Market Street,  Philadelphia,  PA
19103-7055.  The rate of compensation,  which is calculated and paid monthly, to
LFD for the sales of shares of the Delaware  Investments(R)Funds  (excluding the shares of Delaware VIP Trust series,  money market funds and house  accounts and shares redeemed within 30 days of purchase) is a non-recurring  fee equal to the amount shown below:

--------------------------------------------------- ------------------------
                                                     Basis Points on Sales
--------------------------------------------------- ------------------------
Retail Mutual Funds (Class A, B and C Shares)                0.50%
--------------------------------------------------- ------------------------
Merrill Lynch Connect Program                                0.25%
--------------------------------------------------- ------------------------
Registered Investment Advisors and H.D. Vest                 0.45%
Institutional Classes
--------------------------------------------------- ------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and
Delaware International Value Equity Fund Class I                0%
Shares
--------------------------------------------------- ------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund shares of the Delaware  Investments(R)Funds  outstanding  and  beneficially owned by shareholders  through  Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

--------------------------------------------------- ------------------------
                                                     Basis Points on Sales
--------------------------------------------------- ------------------------
Retail Mutual Funds (including shares of money
market funds and house accounts and shares                   0.04%
redeemed within 30 days of purchase)
--------------------------------------------------- ------------------------
Merrill Lynch Connect Program                                   0%
--------------------------------------------------- ------------------------
Registered Investment Advisors and H.D. Vest                 0.04%
Institutional Classes
--------------------------------------------------- ------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and
Delaware International Value Equity Fund Class I             0.04%
Shares
--------------------------------------------------- ------------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Funds' shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer  Agent") pursuant to Shareholders  Services  Agreement dated April 19,
2001, as amended June 26, 2001. The Transfer Agent is an indirect  subsidiary of
DMH and  therefore,  of Lincoln.  The  Transfer  Agent also acts as  shareholder
servicing,   dividend   disbursing   and  transfer   agent  for  other  Delaware
Investments(R)Funds. The Transfer Agent is paid a fee by the Funds for providing these  services  consisting  of an annual per account  charge of $23.10 for each open and closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing all functions related to calculating the Funds' NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments(R)Funds  for which it provides such accounting  services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware  Services  Company,
Inc. furnishes  accounting  services.  The fees are charged to each Fund and the other Delaware Investments(R)Funds on an aggregate pro rata basis.

Custodian
     JP Morgan Chase Bank ("JP Morgan"), 4 Chase Metrotech Center,  Brooklyn, NY
11245, is custodian of Delaware American Services Fund and Delaware Trend Fund's
securities and cash. Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh
PA 15258, is custodian of Delaware Small Cap Growth Fund's  securities and cash.
As custodian for the Funds, JP Morgan and Mellon maintain a separate  account or accounts for a Fund; receive,  hold and release portfolio  securities on account of each Fund; receive and disburse money on behalf of each Fund; and collect and receive  income and other payments and  distributions  on account of each Fund's portfolio  securities.  Mellon  also  serves as the Funds'  custodian  for their investments in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of June 30, 2006.

----------------------- ------------ --------------- ------------------ -----------------------
                                                     No. of Accounts
                                                     with               Total Assets in
                        No. of       Total Assets    Performance-Based  Accounts with
Name                    Accounts     Managed         Fees               Performance-Based Fees
----------------------- ------------ --------------- ------------------ -----------------------
Marshall T. Bassett
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              28        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Steven G. Catricks
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              18        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Barry S. Gladstein
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              16        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Christopher M. Holland
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              20        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Steven T. Lampe
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              18        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Matthew Todorow
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              17        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Rudy D. Torrijos III
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              15        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Lori P. Wachs
----------------------- ------------ --------------- ------------------ -----------------------
Registered Investment       22        $3.9 billion          ---                  ---
Companies
----------------------- ------------ --------------- ------------------ -----------------------
Other Pooled
Investment Vehicles          1        $3.8 million          ---                  ---
----------------------- ------------ --------------- ------------------ -----------------------
Other Accounts              16        $2.1 billion           1              $92.4 million
----------------------- ------------ --------------- ------------------ -----------------------

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salaries:  Each named portfolio  manager receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus - Emerging Growth Team:  Each named portfolio  manager is eligible to receive  an annual  bonus.  The amount  available  in the bonus pool is based on revenues from the management  team's assets under  management minus any expenses associated with the product and investment management team. The pool is allotted based on  subjective  factors  (50%) and objective  factors  (50%).  The primary objective  factor is a Fund's  performance  relative to the  performance  of the
Fund's  Lipper  peer  group.  Performance  is  measured  as the  result of one's standing  in the  appropriate  Lipper  peer group on a one-year  and  three-year basis.  The three-year is weighted more heavily and there is no objective  award for a Fund that falls below the 50th  percentile  for a given time  period.  The distribution of the bonus pool to individual  team members is determined  within the discretion of the Manager.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of June  30,  2006,  the  portfolio  managers  of the  Funds  owned  the following amounts of Fund shares:

----------------------- ---------------------------------- ----------------------
Portfolio Manager       Fund                               Dollar Range of Fund
                                                              Shares Owned(1)
----------------------- ---------------------------------- ----------------------
Marshall T. Bassett     Delaware American Services Fund      $10,001 - $50,000
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund             None
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                 $50,001 - $100,000
----------------------- ---------------------------------- ----------------------
Steven G. Catricks      Delaware American Services Fund            None
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund             None
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                        None
----------------------- ---------------------------------- ----------------------
Barry S. Gladstein      Delaware American Services Fund            None
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund         $1 - $10,000
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                  $10,001 - $50,000
----------------------- ---------------------------------- ----------------------
Christopher M. Holland  Delaware American Services Fund        $1 - $10,000
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund             None
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                        None
----------------------- ---------------------------------- ----------------------
Steven T. Lampe         Delaware American Services Fund        $1 - $10,000
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund             None
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                    $1 - $10,000
----------------------- ---------------------------------- ----------------------
Matthew Todorow         Delaware American Services Fund            None
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund             None
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                        None
----------------------- ---------------------------------- ----------------------
Rudy D. Torrijos        Delaware American Services Fund            None
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund             None
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                        None
----------------------- ---------------------------------- ----------------------
Lori P. Wachs           Delaware American Services Fund     $10,001 - $50,000
                        ---------------------------------- ----------------------
                        Delaware Small Cap Growth Fund             None
                        ---------------------------------- ----------------------
                        Delaware Trend Fund                   $1 - $10,000
---------------------------------------------------------------------------------

(1) Includes Fund shares  beneficially  owned by portfolio manager and immediate family members sharing the same household.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will  provide  best  execution  for the  Funds.  Best  execution  refers to many factors,  including  the price paid or received for a security,  the  commission charged,  the promptness and reliability of execution,  the  confidentiality and placement  accorded the order and other factors  affecting  the overall  benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy  securities  directly from the dealer or sell them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Funds were as follows:

-------------------------------- -----------------------------------------------
                                                Fiscal Year Ended June 30

---------------------------------- --------------- --------------- -------------
                                         2006            2005             2004
---------------------------------- --------------- --------------- -------------
Delaware American Services Fund        $769,911        $765,276         $269,321
---------------------------------- --------------- --------------- -------------
Delaware Small Cap Growth Fund          $92,287        $126,670         $128,273
---------------------------------- --------------- --------------- -------------
Delaware Trend Fund                  $3,206,379      $2,998,013       $3,581,029
---------------------------------- --------------- ---------------- ------------

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include providing advice,  either directly or through  publications or writings, as to the value of securities,  the advisability of investing in,  purchasing or selling securities,  and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in  security  analyses;  and  providing  portfolio  performance  evaluation  and technical market  analyses.  Such services are used by the Manager in connection with its  investment  decision-making  process with respect to one or more funds and  accounts  managed by it,  and may not be used,  or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided  in the  Securities  Exchange  Act of 1934,  as amended  ("1934
Act"), and the Funds' Investment  Management  Agreement,  higher commissions are permitted  to be paid to  broker/dealers  who  provide  brokerage  and  research services than to broker/dealers who do not provide such services, if such higher commissions are deemed  reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide  such  brokerage  and  research  services may result in the Funds paying higher  commissions,  the Manager  believes  that the  commissions  paid to such broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers who provide daily portfolio pricing services to each
Fund and to  other  Delaware  Investments(R)Funds.  Subject  to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended June 30, 2006,  portfolio  transactions of the
Funds,  in the amount listed below,  resulting in brokerage  commissions  in the amount  listed  below,  were  directed to brokers  for  brokerage  and  research services provided:

----------------------- ------------------------------ ------------------------
                           Portfolio Transactions       Brokerage Commissions
                                   Amounts
----------------------- ------------------------------ ------------------------
Delaware American               $354,989,941                   $482,961
Services Fund
----------------------- ------------------------------ ------------------------
Delaware Small Cap               $25,258,283                    $51,461
Growth Fund
----------------------- ------------------------------ ------------------------
Delaware Trend Fund           $1,124,977,081                 $1,832,939
----------------------- ------------------------------ ------------------------

     As of June 30, 2006, the Funds held the following  amounts of securities of their  regular  broker/dealers,  as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents:

----------------------------------- --------------------- ---------------------
                                    Regular Broker/Dealer        Value
----------------------------------- --------------------- ---------------------
Delaware American Services Fund       Bear Stearns             $4,174,384
                                      Citigroup                $8,962,992
                                      JPMorgan Chase           $5,980,800
----------------------------------- --------------------- ---------------------
Delaware Small Cap Growth Fund        N/A                       N/A
----------------------------------- --------------------- ---------------------
Delaware Trend Fund                   N/A                       N/A
----------------------------------- --------------------- ---------------------

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

     In 2005,  the Trust was given the  authority  to begin  participation  in a commission  recapture  program.  Under the program  and subject to seeking  best execution (as described in the first  paragraph in this section),  the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the  related  brokerage  commission  to the Funds in cash.  Any such  commission rebates  will be included  in realized  gain on  securities  in the  appropriate financial  statements  of  the  Funds.  The  Manager  and  its  affiliates  have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission  recapture program.  In addition,  affiliates of the  administrator  act as  consultants in
helping   institutional   clients  choose  investment   advisors  and  may  also
participate  in other  types of  businesses  and provide  other  services in the investment management industry.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with the Trust's registration statement (as amended),  governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights.  All shares of a Fund represent an undivided  proportionate  interest in the assets of such Fund. Shares of the  Institutional  Class may not vote on any matter  that  affects  the Fund  Classes'  Distribution  Plans under Rule 12b-1.
Similarly,  as a general  matter,  shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes' Rule 12b-1
Plans that relate to the Class of shares that they hold. However, Class B Shares may vote on any  proposal to increase  materially  the fees to be paid by a Fund under  the Rule  12b-1  Plan  relating  to its Class A  Shares.  Except  for the foregoing, each share Class has the same voting and other rights and preferences as the  other  Classes  of the  Fund.  General  expenses  of each  Fund  will be allocated on a pro-rata  basis to the classes  according  to asset size,  except that  expenses  of the Fund  Classes'  Plans will be  allocated  solely to those classes.

     Beginning as of June 2, 2003,  Delaware  Small Cap Growth Fund and Delaware
Trend Fund began offering Class R Shares.  Beginning  October 3, 2005,  Delaware
American Services Fund began offering Class R Shares.

     Prior to  September  6,  1994,  Trend  Fund A Class was known as Trend Fund class and Trend Fund Institutional Class was known as Trend Fund (Institutional)
Class. Effective August 16, 1999, the name of Trend Fund was changed to Delaware
Trend Fund. Also effective on that date,  corresponding changes were made to the names of the Fund's Classes.

     Effective  as of August 29,  1997,  the name of Delaware  Group Trend Fund,
Inc. was changed to Delaware  Group Equity Funds III, Inc. and effective  August
27,  1999,  the name of Delaware  Group  Equity  Funds III,  Inc. was changed to
Delaware Group Equity Funds III.

Noncumulative Voting
     The Trust's shares have noncumulative  voting rights,  which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management  such  rejection is in the Fund's best  interest.  The minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares and Class C Shares.  Subsequent  purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware  Investments(R)Fund,  the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R)Fund.  Each Fund  reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of a Fund,  or to purchase  either Class B or
Class C Shares and have the entire initial  purchase  amount  invested in a Fund with the  investment  thereafter  subject to a CDSC and  annual  Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of  purchase,  and Class C Shares are  subject to a CDSC if the shares are redeemed  within 12 months of purchase.  Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the  respective  Class.  Class B Shares  will  automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter,  be subject to Class A Shares' annual Rule 12b-1 Plan expenses.
Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors also should consider the fact that, like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In comparing Class B Shares to Class R Shares,  investors  should also consider the duration of the annual  Rule 12b-1 Plan  expenses to which each Class is subject and the desirability of an automatic  conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends, if any, paid on a Fund's Class A Shares, Class B Shares, Class C
Shares and Class R Shares will be  calculated  in the same  manner,  at the same time  and on the  same  day and  will be in the  same  amount,  except  that the additional amount of Rule 12b-1 Plan expenses relating to Class B Shares,  Class
C Shares  and  Class R Shares  will be borne  exclusively  by such  shares.  See
"Determining Offering Price and Net Asset Value."

Class A Shares
     Purchases of $50,000 or more of Class A Shares at the offering  price carry reduced  front-end  sales  charges  as shown in the  table in the Fund  Classes'
Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser.  See "Special Purchase Features -
Class A Shares," below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may reallow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements,  as well as the basis and circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission, purchases of Class A Shares of other Delaware Investments(R)Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of a Fund.  Financial  advisors  also may be eligible for a dealer's  commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An exchange from other  Delaware  Investments(R)Funds  will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an amount  equal to no more than 5.00% of the  dollar  amount  purchased.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to annual Rule 12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege will continue to be subject to the CDSC schedule for Class B Shares  described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares  acquired as a result of the exchange.  See  "Redemption  and
Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that Fund (or,  in the case of
Delaware Cash Reserve Fund, the Consultant  Class)  pro-rata with Class B Shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the  "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing  of only the class of shares to which the Plan  applies.  The Plans do not apply to the Institutional  Class of shares. Such shares are not included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution and marketing of the Institutional Classes' Shares. Shareholders of
Institutional Class may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the  assets  of the Fund  Classes  monthly  fees to the  Distributor  for its services  and expenses in  distributing  and  promoting  sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified  periods of time; and paying  distribution and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes. In addition,  each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution  of Fund Class  shares or provide  services  in respect of a Class, pursuant to service  agreements  with the Trust.  The Plan expenses  relating to
Class B Shares  and  Class C Shares  are also  used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The  Plans  do  not  limit  fees  to  amounts  actually   expended  by  the
Distributor.  It is therefore possible that the Distributor may realize a profit in any particular  year.  However,  the Distributor  currently  expects that its distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly  called  for the  purpose  of  voting  on the  Plans  and such  Agreements.
Continuation of the Plans and the Distribution  Agreements,  as amended, must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans  and the  Distribution  Agreement,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution  Agreement,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution  Agreement.  With respect to the
Funds' Class A Shares  Plans,  any material  increase in the maximum  percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's Class B Shares.  Also, any other material  amendment to the Plans must be  approved  by a majority  vote of the  Trustees,  including  a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans or Distribution Agreements.  In addition, in order for the
Plans to remain effective,  the selection and nomination of Independent Trustees must be effected by the  Trustees who are  Independent  Trustees and who have no direct or indirect financial  interest in the Plans or Distribution  Agreements.
Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal  year  ended June 30,  2006,  the 12b-1 Plan  payments  from
Delaware  American  Services Fund,  Delaware Small Cap Growth and Delaware Trend
Fund Class A Shares,  Class B Shares,  Class C Shares and Class R Shares were as follows:

--------------------------- --------------- --------------- --------------- -----------------
Delaware American Services  Class A Shares  Class B Shares  Class C Shares  Class R Shares
Fund
--------------------------- --------------- --------------- --------------- -----------------
Advertising                     $15,878         $11,427          $1,153              $0
--------------------------- --------------- --------------- --------------- -----------------
Annual/Semiannual Reports        $3,648          $1,251              $0              $0
--------------------------- --------------- --------------- --------------- -----------------
Broker Sales Charge                  $0        $212,304        $584,719              $0
--------------------------- --------------- --------------- --------------- -----------------
Broker Trails                  $472,886        $126,088        $263,625            $328
--------------------------- --------------- --------------- --------------- -----------------
Interest on Broker Sales             $0         $30,636          $3,367              $0
Charge
--------------------------- --------------- --------------- --------------- -----------------
Commissions to Wholesalers           $0          $2,114              $0              $0
--------------------------- --------------- --------------- --------------- -----------------
Promotion-Other                  $5,963          $5,991              $0              $0
--------------------------- --------------- --------------- --------------- -----------------
Prospectus Printing             $28,029         $17,288              $0              $0
--------------------------- --------------- --------------- --------------- -----------------
Wholesaler Expenses              $4,390        $138,302              $0              $0
--------------------------- --------------- --------------- --------------- -----------------
Total                          $530,794        $545,401        $852,864            $328
--------------------------- --------------- --------------- --------------- -----------------

--------------------------- --------------- --------------- --------------- -----------------
Delaware Small Cap Growth   Class A Shares  Class B Shares  Class C Shares  Class R Shares
Fund
--------------------------- --------------- --------------- --------------- -----------------
Advertising                          $0          $1,794            $378              $0
--------------------------- --------------- --------------- --------------- -----------------
Annual/Semiannual Reports            $0            $599            $929             $80
--------------------------- --------------- --------------- --------------- -----------------
Broker Sales Charge                  $0         $20,635         $17,480          $1,594
--------------------------- --------------- --------------- --------------- -----------------
Broker Trails                   $41,943         $14,178         $66,123          $7,697
--------------------------- --------------- --------------- --------------- -----------------
Interest on Broker Sales             $0          $3,071          $4,744              $0
Charge
--------------------------- --------------- --------------- --------------- -----------------
Promotion-Other                     $74          $9,645          $4,779              $0
--------------------------- --------------- --------------- --------------- -----------------
Prospectus Printing                  $0          $4,502          $3,915            $473
--------------------------- --------------- --------------- --------------- -----------------
Wholesaler Expenses                 $53          $5,481          $4,112            $390
--------------------------- --------------- --------------- --------------- -----------------
Total                           $42,070         $59,905        $102,460         $10,234
--------------------------- --------------- --------------- --------------- -----------------

--------------------------- --------------- --------------- --------------- -----------------
Delaware Trend Fund         Class A Shares  Class B Shares  Class C Shares  Class R Shares
--------------------------- --------------- --------------- --------------- -----------------
Advertising                          $0              $0             $68              $0
--------------------------- --------------- --------------- --------------- -----------------
Annual/Semiannual Reports        $6,075              $0          $1,042             $97
--------------------------- --------------- --------------- --------------- -----------------
Broker Sales Charge                  $0        $878,339         $74,698              $0
--------------------------- --------------- --------------- --------------- -----------------
Broker Trails                $1,729,366        $331,125      $1,223,264         $30,385
--------------------------- --------------- --------------- --------------- -----------------
Interest on Broker Sales             $0         $71,935         $57,149              $0
Charge
--------------------------- --------------- --------------- --------------- -----------------
Commissions to Wholesalers       $6,717              $0              $0              $0
--------------------------- --------------- --------------- --------------- -----------------
Promotion-Other                 $20,268              $0          $3,692              $0
--------------------------- --------------- --------------- --------------- -----------------
Prospectus Printing             $77,177              $0          $4,134            $313
--------------------------- --------------- --------------- --------------- -----------------
Wholesaler Expenses            $243,616              $0         $34,562          $3,855
--------------------------- --------------- --------------- --------------- -----------------
Total                        $2,083,219      $1,281,399      $1,398,609         $34,650
--------------------------- --------------- --------------- --------------- -----------------

Other Payments to Dealers - Class A, Class B , Class C and Class R Shares

     The Distributor, LFD and their affiliates may pay compensation at their own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers or other financial intermediaries ("Financial  Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware  Investments(R)Funds),  amount of assets invested by the Financial  Intermediary's customers (which could include current
or   aged   assets   of  the   Funds   and/or   some  or  all   other   Delaware
Investments(R)Funds),  the Funds'  advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o    The  purchase  must  be made by a  group  retirement  plan  (excluding
defined   benefit  plans)  (i)  that  purchased   Class  A  shares  prior  to  a
recordkeeping  transition period from August 2004 to October 2004 and (ii) where the plan participants  records were maintained on Retirement Financial Services,
Inc.'s ("RFS") proprietary  recordkeeping system, provided that the plan (a) has in excess of $500,000  of plan assets  invested in Class A Shares of one or more
Delaware Investments(R)Fund and any stable value account available to investment advisory  clients of the Manager or its  affiliates;  or (b) is  sponsored by an employer  that has at any point  after  May 1, 1997 had more than 100  employees while  such plan has held Class A Shares of a  Delaware  Investments(R)Fund  and such employer has properly  represented  to, and received  written  confirmation back from RFS in writing  that it has the  requisite  number of  employees.  See
"Group  Investment  Plans" below for information  regarding the applicability of the Limited CDSC.

     o    The  purchase  must be made by any group  retirement  plan  (excluding defined  benefit pension plans) that purchased Class A shares prior to an August
2004 to  October  2004  recordkeeping  transition  period and  purchased  shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments(R)Funds ("eligible Delaware
Investments(R)Fund  shares"),  as well as shares of  designated  classes of non-
Delaware   Investments(R)Funds   ("eligible  non-  Delaware   Investments(R)Fund
shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments(R)and eligible non- Delaware Investments(R)Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on
additional  purchases  of  eligible  Delaware   Investments(R)Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware    Investments(R)Fund    shares    for    other    eligible    Delaware
Investments(R)Fund  shares  or for  eligible  non-  Delaware  Investments(R)Fund shares at NAV without payment of a front-end sales charge. However, exchanges of
eligible   fund  shares,   both   Delaware   Investments(R)and   non-   Delaware
Investments(R)Funds, which were not subject to a front end sales charge, will be subject to the  applicable  sales  charge if  exchanged  for  eligible  Delaware
Investments(R) Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously  acquired through the exchange of  eligible  shares on which a sales  charge was  already  paid or through  the reinvestment of dividends.  See "Investing by Exchange" under "Investment Plans"
below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)Fund  shares  under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments(R)Fund  shares  in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware Investments(R)and non-Delaware Investments(R)Fund shares. When eligible
Delaware  Investments(R)Fund  shares are  exchanged  into eligible non- Delaware
Investments(R)Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  Until  January 1, 2007, a letter of intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is  signed;  effective  January  1,  2007,  the  Funds  will  no  longer  accept retroactive Letters of Intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge  otherwise  applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month period,  the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of  Intention) of all their shares of the Funds and of any class of any of the other  Delaware  Investments(R)Funds  previously  purchased and still held as of the date of their Letter of Intention  toward the  completion of such
Letter,  except as described below.  Those purchasers cannot include shares that did not carry a  front-end  sales  charge,  CDSC or  Limited  CDSC,  unless  the
purchaser   acquired   those  shares   through  an  exchange   from  a  Delaware
Investments(R)Fund  that did carry a  front-end  sales  charge,  CDSC or Limited
CDSC.  For purposes of  satisfying an  investor's  obligation  under a Letter of
Intention,  Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments(R) Funds which offer such shares may be aggregated with Class A Shares of the Funds and the  corresponding  class of shares of the other Delaware Investments(R)Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)Funds  that are offered with a front-end  sales  charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and  other  Delaware  Investments(R)Funds  which  offer  corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments(R)Funds. In addition, if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)Fund  that did carry a  front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares,  Class B Shares and Class C Shares,  as
well  as   shares   of  any   other   class  of  any  of  the   other   Delaware
Investments(R)Funds  which offer such  classes  (except  shares of any  Delaware
Investments(R)Fund  which do not carry a front-end sales charge, CDSC or Limited
CDSC).  If, for example,  any such purchaser has previously  purchased and still holds  Class A Shares  of a Fund  and/or  shares  of any  other  of the  classes described  in the  previous  sentence  with a value of $40,000 and  subsequently purchases  $10,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge  applicable  to the $10,000  purchase  would  currently be
4.75%. For the purpose of this  calculation,  the shares presently held shall be valued at the  public  offering  price  that  would  have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges  for  Class A Shares  in the Fund  Classes'
Prospectuses  to determine the  applicability  of the Right of  Accumulation  to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares (and of the Institutional  Class Shares of the Funds holding shares which
were   acquired   through   an   exchange   from  one  of  the  other   Delaware
Investments(R)Funds  offered  with a  front-end  sales  charge)  who redeem such shares  have one year from the date of  redemption  to  reinvest  all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other  Delaware  Investments(R)Funds.  In the case of Class A Shares, the  reinvestment  will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC previously  charged on the redemption will be  reimbursed  by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase  requirements and must be in states where shares of such other funds may be sold. This  reinvestment  privilege does not extend to Class A Shares where the  redemption  of the shares  triggered the payment of a Limited CDSC.  Persons  investing  redemption  proceeds from direct investments  in the Delaware  Investments(R)Funds,  offered  without a front-end sales charge will be required to pay the applicable sales charge when purchasing
Class A Shares.  The  reinvestment  privilege does not extend to a redemption of
Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable CDSC due upon  redemptions,  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed to a Delaware  Investments(R)Fund  in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R)Fund  in which the investment  is  intended  to be made  before  investing  or sending  money.  The
prospectus    contains   more   complete    information   about   the   Delaware
Investments(R)Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan  investing  in Delaware  Investments(R)Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a
withdrawal  of  the  entire  plan  from  a  Delaware   Investments(R)Fund.   See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on  Delaware's  retirement  recordkeeping  system that are offering R
Class Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each Fund is generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  (vi) certain plans  qualified under Section 529 of the Code for which the Funds'  Manager,  Distributor  or one or more of their  affiliates
provide  recordkeeping,   administrative,   investment  management,   marketing,
distribution  or similar  services  ("Eligible  529 Plans");  and (vii) programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R)Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)Funds,  including  the Funds,  in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)Funds  may be  invested  in shares of the  Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R)Fund,  you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware  Investments(R)Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware  Investments(R)Fund rather than transferred from the Eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R)Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM) On Demand.  When you  authorize  the Funds to  accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)Funds.  Shareholders  of the Fund  Classes  may elect to invest  in one or more of the other  Delaware  Investments(R)Funds  through  the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and  invested  automatically  into other  Delaware  Investments(R)Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment advisor or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day, Martin Luther King,  Jr.'s Birthday,  Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving and
Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations  will not be made and  purchase and  redemption  orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity  of less than 60 days are valued at  amortized  cost.  Debt  securities
(other  than  short-term  obligations)  are  valued on the  basis of  valuations provided by a pricing  service when such prices are believed to reflect the fair value  of  such  securities.  Foreign  securities  and  the  prices  of  foreign securities  denominated in foreign  currencies are translated to U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics  and  other  market  data.  Subject  to the  foregoing, securities  for which  market  quotations  are not readily  available  and other assets  are  valued at fair  value as  determined  in good faith and in a method approved by the Board of Trustees.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information

     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware  Investments(R)Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares are  subject to CDSCs as  described  under  "Contingent  Deferred
Sales  Charge - Class B Shares  and Class C Shares"  under  "Purchasing  Shares"
above and in the Fund Classes'  Prospectuses.  Except for the applicable CDSC or
Limited CDSC and, with respect to the expedited  payment by wire described below for which,  in the case of the Fund  Classes,  there may be a bank wiring  cost, neither  the  Funds  nor  the  Distributor  charge  a  fee  for  redemptions  or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares") for shares of other Delaware  Investments(R)Funds  (in each case,  "New Shares") in a permitted  exchange will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as described in this Part B. In an exchange of Class B Shares, the Fund's
CDSC  schedule may be higher than the CDSC  schedule  relating to the New Shares acquired as a result of the  exchange.  For purposes of computing  the CDSC that may be payable upon a disposition of the New Shares,  the period of time that an investor  held  the  Original  Shares  is added to the  period  of time  that an investor  held the New Shares.  With  respect to Class B Shares,  the  automatic conversion  schedule of the  Original  Shares may be longer than that of the New
Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares for Class B Shares,  Class C
Shares   or  Class  R  Shares   of  the   Funds   or  of  any   other   Delaware
Investments(R)Fund.  Holders of Class B Shares are  permitted to exchange all or part of their  Class B  Shares  only  into  Class B  Shares  of  other  Delaware
Investments(R)Fund.  Similarly,  holders  of Class C  Shares  of the  Funds  are permitted  to  exchange  all or part of their  Class C Shares  only into Class C
Shares  of any other  Delaware  Investments(R)Fund.  Class B Shares  and Class C
Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic  conversion  schedule of the fund from which the  exchange is made.  The holding  period of Class B Shares  acquired by exchange will be added to that of the shares that were exchanged for purposes of determining  the time of the  automatic  conversion  into  Class A Shares of the
Funds.  Holders of Class R Shares of the Funds are  permitted to exchange all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments(R)Funds  or, if Class R Shares are not  available  for a  particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares will be made  without the  imposition  of a CDSC by the
Delaware Investments(R)Fund from which the exchange is being made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing  in any  Delaware  Investments(R)Fund  to be a market timer.

     Market timing of a Delaware  Investments(R)Fund  occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments(R)Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware  Investments(R)Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R)Fund,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into other  Delaware  Investments(R)Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R)Funds.  Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R)Funds  or is investing  in Delaware  Investments(R)Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware Investments(R)Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another  Delaware  Investments(R)Fund  will not  trigger the  imposition  of the
Limited CDSC at the time of such exchange.  The period a shareholder owns shares into  which  Class A Shares are  exchanged  will count  towards  satisfying  the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied  irrespective of whether the redemption  triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement plan alliance program that required  shares to be available at NAV and RFS served as the  sponsor of the  alliance  program or had a product  participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided  fully  bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions

     The policy of the Trust is to distribute  substantially  all of each Fund's net investment income and net realized capital gains, if any,  annually,  in the amount and at the times that will avoid any federal income or excise taxes. This may require additional payments,  if any, to be made during the first quarter of the following taxable year.

     All  dividends and any capital  gains will be  automatically  reinvested in additional  shares  of the same  Class  of a Fund at the NAV of the  ex-dividend date,  unless you  otherwise  designate  in writing that such  dividends  and/or distributions  are to be paid in cash.  If you elect to take your  dividends and distributions in cash and such dividends and  distributions  are in an amount of
$25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your pre-designated bank account.
See "Systematic Withdrawal Plans" above. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a  shareholder's  dividends  increase to greater than
$1.00,  the  shareholder  would  have to file a new  election  in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the United  States Postal  Service or which remains  uncashed for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United
States Postal Service or the Fund is otherwise  unable to locate the shareholder or  verify  the  shareholder's  mailing  address.  These  costs  may  include  a percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver,
Class A Shares,  Class B Shares,  Class C Shares  and Class R Shares  alone will incur distribution fees under their respective Rule 12b-1 Plans.

Taxes

     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of  Foreign  Withholding  Taxes.  A Fund may be  subject  to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs"). When investing in PFIC securities, the Funds intend to mark-to-market these  securities  and  recognize  any gains at the end of a Fund's  fiscal  and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable  losses) are treated as ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected,  or intends to elect, to be treated as a regulated  investment  company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current  fiscal year. As a regulated  investment  company,  a Fund generally pays no federal  income tax on the income and gains it  distributes  to you. The
Board of Trustees  reserves the right not to  distribute a Fund's net  long-term capital  gain or not to  maintain  the  qualification  of a Fund as a  regulated investment  company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a credit or refund  for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as  dividend  income to the  extent of such  Fund's  earnings  and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i)  A Fund must maintain a diversified portfolio of securities, wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, each Fund is  required  to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

          Required  Distributions.  To  avoid  federal  excise  taxes,  the Code requires a Fund to  distribute to you by December 31 of each year, at a minimum, the  following  amounts:  98% of its taxable  ordinary  income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January,  in which case you must treat them as received in December)
but can  give no  assurances  that  its  distributions  will  be  sufficient  to eliminate all taxes.

          Post-October  Losses.  Because the  periods for  measuring a regulated investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the Fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end of June 30 ( "post-October loss") as occurring on the first day of the following tax year (i.e., May 1).

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held  your  shares.  The  automatic  conversion  of Class B
Shares  into  Class A  Shares  at the end of  approximately  eight  years  after purchase will be tax-free for federal tax purposes.  Shareholders should consult their tax  advisers  regarding  the state  and  local  tax  consequences  of the conversion  of Class B Shares into Class A Shares,  or any other  conversion  or exchange of shares.

          Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a  redemption  of  shares  held for six  months or less  will be  treated  as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

          Wash  Sales.  All or a  portion  of any  loss  that you  realize  on a redemption  of your Fund  shares will be  disallowed  to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

          Deferral of Basis-- A Shares only.  In  reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
          o    In  your  original  purchase  of  Fund  shares,  you  received  a reinvestment  right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
          o    You sell some or all of your  original  shares  within 90 days of their purchase, and
          o    You reinvest the sales proceeds in the Fund or in another Fund of the Trust,  and the sales  charge that would  otherwise  apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations  (e.g., GNMA or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders, a  portion  of the  dividends  paid by a Fund  may  qualify  for  the  corporate dividends-received  deduction.  The portion of dividends  paid by a Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly causing a Fund to sell securities to raise the cash for necessary distributions)
and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited  cases, subject  a Fund to U.S.  federal  income  tax on  income  from  certain  foreign securities.  These rules could also affect whether gain or loss  recognized by a
Fund is treated as ordinary or capital, or as interest or dividend income. These rules  could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

          Derivatives.  A Fund is  permitted  to invest in certain  options  and futures contracts such as broad-based stock indexes and stock index futures.  If the Fund makes these investments,  it could be required to mark-to-market  these contracts  and  realize any  unrealized  gains and losses at its fiscal year end even though it continues  to hold the  contracts.  Under these  rules,  gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term  gains.  In determining  its net income for excise tax purposes,  the
Fund also would be required to  mark-to-market  these  contracts  annually as of
October 31 (for capital  gain net income) and December 31 (for taxable  ordinary income), and to realize and distribute any resulting income and gains.

          Short Sales and Securities Lending Transactions. A Fund's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

          Tax Straddles. A Fund's investment in options and futures contracts in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

          Convertible Debt.  Convertible debt is ordinarily treated as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

          In General.  The United States imposes a flat 30%  withholding tax (or lower treaty rate) on U.S. source dividends.

          Capital  Gain  Dividends  &  Short-Term  Capital  Gain  Dividends.  In
general,  capital  gain  dividends  paid  by a Fund  from  either  long-term  or short-term  capital gains (other than gain realized on  disposition of U.S. real property  interests)  are not subject to U.S.  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods aggregating 183 days or more during the taxable year.

          Interest-Related Dividends. Also, interest-related dividends paid by a
Fund from qualified  interest  income are not subject to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (i) bank deposit interest, (ii) short-term original discount,  (iii) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation  or  partnership  in which a Fund is a 10-percent  shareholder or is contingent  interest,  and  (iv)  any  interest-related  dividend  from  another regulated investment company.

          Further  Limitations on Tax Reporting for  Interest-Related  Dividends
and Short-Term Capital Gain Dividends for Non-U.S. Investors. While a Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

          Other. Ordinary dividends paid by a Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning  after  December 31, 2004 and before January 1, 2008,  unless such exemption is extended or made permanent.

          U.S. Estate Tax. A partial  exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the  quarter  immediately  preceding  the  decedent's  death  that  are  debt obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

          U.S. Tax   Certification   Rules.   Special  U.S.  tax   certification
requirements  apply  to  non-U.S.  shareholders  both  to  avoid  U.S.  back  up withholding  imposed at a rate of 28% and to obtain the  benefits  of any treaty between  the  United  States and the  shareholder's  country  of  residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable
Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial  owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a resident of a country with which the United
States has an income tax treaty. A Form W-8BEN provided without a U.S.  taxpayer identification  number will remain in effect for a period  beginning on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

This  discussion of  "Distributions  and Taxes" is not intended or written to be used  as tax  advice  and  does  not  purport  to  deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     To obtain the Funds'  most  current  performance  information,  please call
800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Fund's Annual Report. Each Fund's Statement of Net Assets,  Statement of
Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of Ernst & Young  LLP,  the independent  registered  public  accounting firm, for the fiscal year ended June
30,  2006 are  included  in each  Fund's  Annual  Report  to  shareholders.  The financial  statements and financial  highlights,  the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of September 30, 2006,  management  believes the following  shareholders held of record 5% or more of the outstanding  shares of each Class of the Trust.
Management has no knowledge of beneficial ownership.

--------------------- -------------------------------------- ------------------
Fund and Class        Name and Address of Account               Percentage
--------------------- -------------------------------------- ------------------
Delaware American     Merrill Lynch Pierce Fenner & Smith                9.68%
Services Fund         For The Sole Benefit Of Its Customers
Class A Shares        Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
                      -------------------------------------- ------------------
                      Citigroup Global Markets, Inc.                     5.38%
                      Attn: Peter Booth, 7th Floor
                      333 W 34th St
                      New York, NY  10001-2402
--------------------- -------------------------------------- ------------------
Delaware American     Citigroup Global Markets, Inc.                    11.19%
Services Fund         Attn: Peter Booth, 7th Floor
Class B Shares        333 W 34th St
                      New York, NY  10001-2402
                      -------------------------------------- ------------------
                      Merrill Lynch Pierce Fenner & Smith                5.41%
                      For The Sole Benefit Of Its Customers
                      Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
--------------------- -------------------------------------- ------------------
Delaware American     Merrill Lynch Pierce Fenner & Smith               24.26%
Services Fund         For The Sole Benefit Of Its Customers
Class C Shares        Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
                      -------------------------------------- ------------------
                      Citigroup Global Markets, Inc.                    11.56%
                      Attn: Peter Booth, 7th Floor
                      333 W 34th St
                      New York, NY  10001-2402
--------------------- -------------------------------------- ------------------
Delaware American     Counsel Trust FBO                                 58.08%
Services Fund         Ketchum Wood and Burgert
Class R Shares        Chartered Profit Sharing Plan
                      336 Fourth Avenue
                      The Times Building
                      Pittsburgh, PA  15222-2011
                      -------------------------------------- ------------------
                      AST Trust Company as Trustee FBO                  18.13%
                      Revere Electric Supply Co.
                      Incentive Savings Plan
                      PO Box 52129
                      Phoenix, AZ  85072-2129
                      -------------------------------------- ------------------
                      C/O Mutual Funds                                  15.42%
                      Wilmington Trust Co. Custodian
                      FBO Monadnock Community Hospital
                      403 B RETPLAN Account
                      P.O. Box 8880
                      Wilmington, DE  19899-8880
                      -------------------------------------- ------------------
                      Reliance Trust Company                             5.88%
                      Cust FBO Alpena Power Co.
                      Profit Sharing Plan
                      P.O. Box 48529
                      Atlanta, GA  30362-1529
--------------------- -------------------------------------- ------------------
Delaware American     ICMA-RC Services LLC                              82.15%
Services Fund         777 N. Capitol Street NE
Institutional Class   Washington, DC  20002-4239
Shares
                      -------------------------------------- ------------------
                      GIANT 5 Funds/ Giant 5 Toal                        5.76%
                      Investment System
                      128 S. Tejon Street., Suite 150
                      Colorado Springs, CO  80903-2217
--------------------- -------------------------------------- ------------------
Delaware Small Cap    Merrill Lynch Pierce Fenner & Smith               20.64%
Growth Fund           For The Sole Benefit Of Its Customers
Class A Shares        Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
--------------------- -------------------------------------- ------------------
Delaware Small Cap    Merrill Lynch Pierce Fenner & Smith                5.84%
Growth Fund           For The Sole Benefit Of Its Customers
Class B Shares        Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
--------------------- -------------------------------------- ------------------
Delaware Small Cap    Merrill Lynch Pierce Fenner & Smith               23.84%
Growth Fund           For The Sole Benefit Of Its Customers
Class C Shares        Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
--------------------- -------------------------------------- ------------------
Delaware Small Cap    Merrill Lynch Pierce Fenner & Smith               60.12%
Growth Fund           For The Sole Benefit Of Its Customers
Class R Shares        Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
                      -------------------------------------- ------------------
                      Reliance Trust Co Custodian                        8.41%
                      FBO Dresilker Electric Motors
                      PO Box 48529
                      Atlanta, GA  30362-1529
                      -------------------------------------- ------------------
                      Reliance Trust Co                                  6.98%
                      FBO Elecsys Corporation 401k
                      PO Box 48529
                      Atlanta, GA  30362-1529
                      -------------------------------------- ------------------
                      MFS Heritage Trust Company                         6.20%
                      FBO Certain Company Benefits Plans
                      P.O. Box 55824
                      Boston, MA  02205-5824
--------------------- -------------------------------------- ------------------
Delaware Small Cap    DMTC C/F The Rollover IRA Of                      94.15%
Growth Fund           Patricia Polony
Institutional Class   350 Mickley Run Apt H
Shares                Whitehall, PA  18052-7914
--------------------- -------------------------------------- ------------------
Delaware Trend Fund   Merrill Lynch Pierce Fenner & Smith               15.08%
Class A Shares        For The Sole Benefit Of Its Customers
                      Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
--------------------- -------------------------------------- ------------------
Delaware Trend Fund   Merrill Lynch Pierce Fenner & Smith               13.02%
Class B Shares        For The Sole Benefit Of Its Customers
                      Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
                      -------------------------------------- ------------------
                      Citigroup Global Markets, Inc.                     5.38%
                      Attn:  Peter Booth, 7th Floor
                      333 W. 34th Street
                      New York, NY  10001-2402
--------------------- -------------------------------------- ------------------
Delaware Trend Fund   Merrill Lynch Pierce Fenner & Smith               35.03%
Class C Shares        For The Sole Benefit Of Its Customers
                      Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
                      -------------------------------------- ------------------
                      Citigroup Global Markets, Inc.                     5.38%
                      Attn:  Peter Booth, 7th Floor
                      333 W. 34th Street
                      New York, NY  10001-2402
--------------------- -------------------------------------- ------------------
Delaware Trend Fund   Merrill Lynch Pierce Fenner & Smith               82.46%
Class R Shares        For The Sole Benefit Of Its Customers
                      Attn Fund Admin
                      4800 Deer Lake Drive East, 2nd Floor
                      Jacksonville, FL  32246-6484
--------------------- -------------------------------------- ------------------
Delaware Trend Fund   State Street Bank And Trust Co TTEE               34.42%
Institutional Class   PacifiCorp KPlus EE Saving And Stock
Shares                Ownership Plan
                      105 Rosemont Ave Wes/ 2n
                      Westwood, MA  02090-2318
                      -------------------------------------- ------------------
                      CitiStreet LLC                                    15.94%
                      C/FBO State Of Hawaii Deferred Comp
                      Plan
                      235 S Beretania St
                      Honolulu, HI  96813-2406
                      -------------------------------------- ------------------
                      Fidelity Investments Institutional                15.87%
                      Operations Co FIIOC As Agent For
                      Certain Employee Benefit Plans
                      100 Magellan Way KW1C
                      Covington, KY  41015-1999
                      -------------------------------------- ------------------
                      State of Maryland                                  5.72%
                      Savings and Investment Plan
                      Maryland 401k Plan
                      C/O IPO Portfolio Accounting
                      P.O. Box 182029
                      Columbus, OH  43218-2029
--------------------- -------------------------------------- ------------------

--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

Bonds
     Excerpts from Moody's  description  of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards;  A--possess favorable attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance  of other terms of the contract  over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest;  Ca--represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked  shortcomings;  C--the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

     Excerpts from S&P's  description  of its bond ratings:  AAA--highest  grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

Commercial Paper
     Excerpts  from  S&P's  description  of its  two  highest  commercial  paper ratings:  A-1--degree of safety  regarding  timely payment is strong; a plus (+)
sign denotes extremely strong safety  characteristics;  A-2--capacity for timely payment is  satisfactory;  the  relative  degree of safety is not as high as for issuers designated A-1.

     Excerpts  from  Moody's  description  of its two highest  commercial  paper ratings: P-1--superior quality; P-2--strong quality.

     Excerpts  from Duff and Phelps'  description  of its two  highest  ratings:
Category 1--High Grade: D-1+ -- Highest certainty of timely payment.  Short-term
liquidity,   including   internal  operating  factors  and/or  ready  access  to
alternative sources of funds, is outstanding, and safety is just below risk-free
U.S.  Treasury  short-term  obligations.  D-1--Very  high  certainty  of  timely payment.  Liquidity  factors are  excellent  and  supported by good  fundamental protection  factors.  Risk factors are minor.  D-1- -- High  certainty of timely payment.  Liquidity  factors  are  strong  and  supported  by  good  fundamental protection  factors.  Risk  factors  are very  small.  Category  2--Good  Grade:
D-2--Good   certainty  of  timely   payment.   Liquidity   factors  and  company
fundamentals  are  sound.  Although  ongoing  funding  needs may  enlarge  total financing  requirements,  access to capital  markets is good.  Risk  factors are small.

     Excerpts from Fitch IBCA, Inc.'s  description of its highest ratings:  F-1+
--Exceptionally  strong quality;  F-1 --Very strong  quality;  F-2 --Good credit quality.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 58 filed June 25, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 58 filed June 25, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 71 filed October 28, 2005.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 58 filed June 25, 1999.

               (2)  By-Laws. Article II of Amended and Restated By-Laws (May 19,
                    2005)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 71 filed October 28, 2005.

          (d)  Investment Advisory Contracts.

               (1)  Executed Investment  Management  Agreement (August 27, 1999)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 59 filed August 27, 1999.

               (2)  Executed   Amendment  No.  1  (December  22,  1999)  to  the
                    Investment Management Agreement incorporated by reference to
                    Post-Effective Amendment No. 62 filed April 12, 2001.

               (3)  Executed  Amendment No. 2 (June 26, 2001) to the  Investment
                    Management  Agreement   incorporated  into  this  filing  by
                    reference to Post-Effective  Amendment No. 65 filed June 28,
                    2002.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware  Distributors,  L.P.  and  the  Registrant  on
                         behalf  of each  Fund  incorporated  in this  filing by
                         reference  to  Post-Effective  Amendment  No.  68 filed
                         August 29, 2003.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial   Distributors,   Inc.   on   behalf  of  the
                         Registrant attached as Exhibit No. EX-99.e.1.ii.

                    (iii) Executed   Amendment  No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         No. EX-99.e.1.iii.

               (2)  Dealer's   Agreement.   Dealer's  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 65 filed June 28, 2002.

               (3)  Vision  Mutual Fund Gateway  Agreement.  Vision  Mutual Fund
                    Gateway  Agreement  (November 2000)  incorporated  into this filing by reference to Post-Effective Amendment No. 65 filed
                    June 28, 2002.

               (4)  Registered   Investment   Advisers   Agreement.   Registered
                    Investment  Advisers  Agreement  (January 2001) incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 65 filed June 28, 2002.

               (5)  Bank/Trust  Agreement.  Bank/Trust  Agreement  (August 2004)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 69 filed August 31, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed Custodian  Agreement (May 1, 1996) between JPMorgan
                    Chase  Bank  (formerly,  The Chase  Manhattan  Bank) and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 62 filed April 12, 2001.

                    (i)  Executed  Amendment  (July 1,  2001)  to the  Custodian
                         Agreement  between  JPMorgan Chase Bank (formerly,  The
                         Chase Manhattan  Bank) and the Registrant  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 65 filed June 28, 2002.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of the Custodian  Agreement between JPMorgan Chase Bank
                         and  the  Registrant  incorporated  in this  filing  by
                         reference  to  Post-Effective  Amendment  No.  68 filed
                         August 29, 2003.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between  JPMorgan Chase Bank (formerly,  The Chase Manhattan
                    Bank) and the  Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 62 filed April 12,
                    2001.

                    (i)  Executed  Amendment (October 3, 2001) to the Securities
                         Lending   Agreement   between   JPMorgan   Chase   Bank
                         (formerly, The Chase Manhattan Bank) and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 65 filed June 28, 2002.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of the Securities  Lending  Agreement  between JPMorgan
                         Chase  Bank  and the  Registrant  incorporated  in this
                         filing by reference to Post-Effective  Amendment No. 68
                         filed August 29, 2003.

               (3)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement (May 16, 2002) between  Mellon Bank,  N.A. and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective  Amendment  No. 65 filed June 28, 2002.

                    (i)  Executed  Amendment  (November 28, 2003) to the Amended
                         and Restated Mutual Fund Custody and Services Agreement
                         between   Mellon   Bank,   N.A.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 70 filed August 31, 2005.

               (4)  Executed Securities Lending  Authorization  (March 12, 2002)
                    between Mellon Bank,  N.A. and the  Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 65 filed June 28, 2002.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to Post-Effective  Amendment No. 65 filed June 28,
                    2002.

                    (i)  Executed  Amendment  No.  1  (June  26,  2001)  to  the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 65
                         filed June 28, 2002.

                    (ii) Executed  Schedule B (May 19, 2005) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  70 filed
                         August 30, 2005.

                    (iii) Executed  Amendment  Letter  (August 23,  2002) to the
                         Shareholder  Services  Agreement  incorporated  in this
                         filing by reference to Post-Effective  Amendment No. 68
                         filed August 29, 2003.

               (2)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August  19,  1996)  with  Delaware  Service  Company,  Inc.
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 56 filed August 29, 1997.

                    (i)  Executed  Schedule  B (May 19,  2005)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 70 filed August 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting Agreement attached as Exhibit (h)(2)(ii).

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (October 2006) between Delaware Management Company, a series of Delaware  Management  Business Trust, and Registrant,  on
                    behalf of Delaware Small Cap Growth Fund attached as Exhibit
                    No. EX-99.h.3.

               (4)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (October 2006) between Delaware Management Company, a series of Delaware  Management  Business Trust, and Registrant,  on
                    behalf of  Delaware  Trend  Fund  attached  as  Exhibit  No.
                    EX-99.h.4.

               (5)  Form of  Distribution  Expense  Limitation  Letter  (October
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf  of  Delaware  American  Services  Fund  attached  as
                    Exhibit No. EX-99.h.5.

               (6)  Form of  Distribution  Expense  Limitation  Letter  (October
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of Delaware Small Cap Growth Fund attached as Exhibit
                    No. EX-99.h.6.

               (7)  Form of  Distribution  Expense  Limitation  Letter  (October
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of  Delaware  Trend  Fund  attached  as  Exhibit  No.
                    EX-99.h.7.

          (i)  Legal Opinion.  Opinion of Counsel  incorporated into this filing by reference to  Post-Effective  Amendment  No. 63 filed June 25,
               2001.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (October 2006) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.

               (1)  Plan  under Rule  12b-1 for each  Fund's  Class A (April 19,
                    2001)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 65 filed June 28, 2002.

               (2)  Plan  under Rule  12b-1 for each  Fund's  Class B (April 19,
                    2001)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 65 filed June 28, 2002.

               (3)  Plan  under Rule  12b-1 for each  Fund's  Class C (April 19,
                    2001)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 65 filed June 28, 2002.

               (4)  Plan under Rule 12b-1 for each Fund's  Class R (May 1, 2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 67 filed April 30, 2003.

          (n)  Rule 18f-3 Plan. Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective  Amendment No. 67 filed April 30, 2003.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of Attorney  (August 16, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended  and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 71 filed October 28, 2005.

Item 26.  Business and Other Connections of the Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds IV,  Delaware  Group Equity Funds V, Delaware  Group  Foundation
          Funds,  Delaware Group Global &  International  Funds,  Delaware Group
          Government   Fund,   Delaware  Group  Income  Funds,   Delaware  Group
          Limited-Term  Government  Funds,  Delaware Group State Tax-Free Income
          Trust,  Delaware Group  Tax-Free  Fund,  Delaware Group Tax-Free Money
          Fund,  Delaware  Investments  Municipal Trust,  Delaware Pooled Trust,
          Delaware VIP Trust,  Voyageur  Insured  Funds,  Voyageur  Intermediate
          Tax-Free  Funds,  Voyageur  Mutual  Funds,  Voyageur  Mutual Funds II,
          Voyageur  Mutual  Funds  III,   Voyageur   Tax-Free  Funds,   Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also  serve as  trustees  of other  Delaware  Investments  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see
          Item 27  below)  and  another  such  company  acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

-------------------------- -------------------------- ------------------------- ----------------------------
Name and Principal         Positions and Offices      Positions and Offices     Other Positions and
Business Address           with Manager               with Registrant           Offices Held
-------------------------- -------------------------- ------------------------- ----------------------------
Patrick P. Coyne           President                  President/ Chief          Mr. Coyne has served in
                                                      Executive Officer         various executive
                                                                                capacities within Delaware
                                                                                Investments

                                                                                Managing Director - Fixed
                                                                                Income - Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Ryan K. Brist              Executive Vice             Executive Vice            Mr. Brist has served in
                           President/Managing         President/Managing        various executive
                           Director/Chief             Director/Chief            capacities within Delaware
                           Investment Officer -       Investment Officer -      Investments
                           Fixed Income               Fixed Income
                                                                                Vice President - Lincoln
                                                                                National Income Fund, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
John C.E. Campbell         Executive Vice             None                      Mr. Campbell has served in
                           President/Global                                     various executive
                           Marketing & Client                                   capacities within Delaware
                           Services                                             Investments

                                                                                President/Chief Executive
                                                                                Officer - Optimum Fund
                                                                                Trust
-------------------------- -------------------------- ------------------------- ----------------------------
Philip N. Russo(1)         Executive Vice             None                      Mr. Russo has served in
                           President/Chief                                      various executive
                           Financial Officer                                    capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
See Yeng Quek              Executive Vice             Executive Vice            Mr. Quek has served in
                           President/Managing         President/Managing        various executive
                           Director/Chief             Director/Chief            capacities within Delaware
                           Investment Officer -       Investment Officer -      Investments
                           Fixed Income               Fixed Income
                                                                                Director/Trustee - HYPPCO
                                                                                Finance Company Ltd.
-------------------------- -------------------------- ------------------------- ----------------------------
Douglas L. Anderson        Senior Vice                None                      Mr. Anderson has served in
                           President/Operations                                 various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Marshall T. Bassett        Senior Vice                Senior Vice               Mr. Bassett has served in
                           President/Chief            President/Chief           various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           Emerging Growth Equity     Emerging Growth Equity    Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph R. Baxter           Senior Vice                Senior Vice               Mr. Baxter has served in
                           President/Head of          President/Head of         various executive
                           Municipal Bond             Municipal Bond            capacities within Delaware
                           Investments                Investments               Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher S. Beck        Senior Vice                Senior Vice               Mr. Beck has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael P. Bishof          Senior Vice                Senior Vice               Mr. Bishof has served in
                           President/Investment       President/Chief           various executive
                           Accounting                 Financial Officer         capacities within Delaware
                                                                                Investments

                                                                                Chief Financial Officer -
                                                                                Lincoln National Income
                                                                                Fund, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Michael P. Buckley         Senior Vice                Senior Vice               Mr. Buckley has served in
                           President/Director of      President/Director of     various executive
                           Municipal Research         Municipal Research        capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Stephen R. Cianci          Senior Vice                Senior Vice               Mr. Cianci has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Robert F. Collins          Senior Vice                Senior Vice               Mr. Collins has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
James A. Forant            Senior Vice                None                      Mr. Forant has served in
                           President//Director,                                 various executive
                           Technical Services                                   capacities within Delaware
                                                                                Investments

-------------------------- -------------------------- ------------------------- ----------------------------
Brian Funk                 Senior Vice                Senior Vice               Mr. Funk has served in
                           President/Director of      President/Director of     various executive
                           Credit Research            Credit Research           capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Brent C. Garrells          Senior Vice                Senior Vice               Mr. Garrells has served in
                           President/Senior           President/Senior          various executive
                           Research Analyst           Research Analyst          capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Stuart M. George           Senior Vice                Senior Vice               Mr. George has served in
                           President/Head of Equity   President/Head of         various executive
                           Trader                     Equity Trader             capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Paul Grillo                Senior Vice                Senior Vice               Mr. Grillo has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Jonathan Hatcher           Senior Vice                Senior Vice               Mr. Hatcher has served in
                           President/Senior           President/Senior          various executive
                           Research Analyst           Research Analyst          capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
William F. Keelan          Senior Vice                Senior Vice               Mr. Keelan has served in
                           President/Director of      President/Director of     various executive
                           Quantitative Research      Quantitative Research     capacities within Delaware
                                                                                Investments

-------------------------- -------------------------- ------------------------- ----------------------------
Francis X. Morris          Senior Vice                Senior Vice               Mr. Morris has served in
                           President/Chief            President/Director,       various executive
                           Investment Officer -       Fundamental               capacities within Delaware
                           Core Equity                Research/Senior           Investments
                                                      Portfolio Manager
-------------------------- -------------------------- ------------------------- ----------------------------
Brian L. Murray, Jr.       Senior Vice                Senior Vice               Mr. Murray has served in
                           President/Chief            President/Chief           various executive
                           Compliance Officer         Compliance Officer        capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Susan L. Natalini          Senior Vice                None                      Ms. Natalini has served in
                           President/Global                                     various executive
                           Marketing & Client                                   capacities within Delaware
                           Services                                             Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Zoe Neale(2)               Senior Vice                Senior Vice               Mr. Neale has served in
                           President/Chief            President/Chief           various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           International Equity       International Equity      Investments

-------------------------- -------------------------- ------------------------- ----------------------------
D. Tysen Nutt(3)           Senior Vice                Senior Vice               Mr. Nutt has served in
                           President/Chief            President/Chief           various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           Large Cap Value Equity     Large Cap Value           Investments
-------------------------- -------------------------- ------------------------- ----------------------------
David P. O'Connor          Senior Vice                Senior Vice President/    Mr. O'Connor has served in
                           President/Strategic        Strategic Investment      various executive
                           Investment Relationships   Relationships and         capacities within Delaware
                           and Initiatives/General    Initiatives/ General      Investments
                           Counsel                    Counsel/Chief Legal
                                                      Officer                   Vice President/ General
                                                                                Counsel - Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
John J. O'Connor           Senior Vice                Senior Vice               Mr. O'Connor has served in
                           President/Investment       President/Treasurer       various executive
                           Accounting                                           capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Philip R. Perkins          Senior Vice                Senior Vice               Mr. Perkins has served in
                           President/Senior           President/Senior          various executive
                           Portfolio Manager          Portfolio Manager         capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Timothy L. Rabe            Senior Vice                Senior Vice               Mr. Rabe has served in
                           President/Senior           President/Head of High    various executive
                           Portfolio Manager/Head     Yield                     capacities within Delaware
                           of High Yield                                        Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Richard Salus              Senior Vice President/     None                      Mr. Salus has served in
                           Controller/Treasurer                                 various executive
                                                                                capacities within Delaware
                                                                                Investments

                                                                                Vice President/Deputy
                                                                                Controller - Lincoln
                                                                                National Investment
                                                                                Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
James L. Shields           Senior Vice                None                      Mr. Shields has served in
                           President/Chief                                      various executive
                           Information Officer                                  capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Jeffrey S. Van Harte(4)    Senior Vice                Senior Vice               Mr. Van Harte has served
                           President/Chief            President/Chief           in various executive
                           Investment Officer -       Investment Officer -      capacities within Delaware
                           Focus Growth Equity        Focus Growth Equity       Investments
------------------------- -------------------------- ------------------------- ----------------------------
Gary T. Abrams             Vice President/Senior      None                      Mr. Abrams has served in
                           Equity Trader                                        various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher S. Adams       Vice President/Portfolio   Vice                      Mr. Adams has served in
                           Manager/Senior Equity      President/Portfolio       various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Damon J. Andres            Vice President/Senior      Vice President/Senior     Mr. Andres has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Margaret MacCarthy         Vice President/            None                      Ms. Bacon has served in
Bacon(5)                   Investment Specialist                                various executive
                                                                                capacities within Delaware
                                                                                Investments

-------------------------- -------------------------- ------------------------- ----------------------------
Todd Bassion(6)            Vice President/Senior      Vice President/Senior     Mr. Bassion has served in
                           Research Analyst           Research Analyst          various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Richard E. Biester         Vice President/Equity      None                      Mr. Biester has served in
                           Trader                                               various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher J.             Vice President/Senior      Vice President/Senior     Mr. Bonavico has served in
Bonavico(7)                Portfolio Manager,         Portfolio Manager,        various executive
                           Equity Analyst             Equity Analyst            capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Vincent A. Brancaccio      Vice President/Senior      None                      Mr. Brancaccio has served
                           Equity Trader                                        in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kenneth F. Broad(8)        Vice President/Senior      Vice President/Senior     Mr. Broad has served in
                           Portfolio Manager,         Portfolio Manager,        various executive
                           Equity Analyst             Equity Analyst            capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Mary Ellen M. Carrozza     Vice President/Client      Vice President/Client     Ms. Carrozza has served in
                           Services                   Services                  various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Stephen G. Catricks        Vice President/Portfolio   Vice                      Mr. Catricks has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Anthony G. Ciavarelli      Vice President/Assistant   Vice                      Mr. Ciavarelli has served
                           General Counsel/           President/Associate       in various executive
                           Assistant Secretary        General Counsel/          capacities within Delaware
                                                      Assistant Secretary       Investments
-------------------------- -------------------------- ------------------------- ----------------------------
David F. Connor            Vice President/Deputy      Vice                      Mr. Connor has served in
                           General Counsel/           President/Associate       various executive
                           Assistant Secretary        General Counsel/          capacities within Delaware
                                                      Secretary                 Investments

                                                                                Vice President/Deputy
                                                                                General Counsel/ Secretary
                                                                                - Lincoln National
                                                                                Investment Companies, Inc.

                                                                                Secretary - Lincoln
                                                                                National Income Fund, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Stephen J. Czepiel         Vice President/Senior      None                      Mr. Czepiel has served in
                           Municipal Bond Trader                                various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph F. DeMichele        Vice President/High        None                      Mr. DeMichele has served
                           Grade Trading                                        in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher M.             Vice President/Portfolio   Vice                      Mr. Ericksen has served in
Ericksen(9)                Manager, Equity Analyst    President/Portfolio       various executive
                                                      Manager, Equity Analyst   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joel A. Ettinger           Vice President/Taxation    Vice President/Taxation   Mr. Ettinger has served in
                                                                                various executive
                                                                                capacities within Delaware
                                                                                Investments

                                                                                Vice President/Taxation -
                                                                                Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Phoebe W. Figland          Vice President/            Vice President/           Ms. Figland has served in
                           Investment Accounting      Investment Accounting     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph Fiorilla            Vice President/Trading     None                      Mr. Fiorilla has served in
                           Operations                                           various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Charles E. Fish            Vice President/Senior      None                      Mr. Fish has served in
                           Equity Trader                                        various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Clifford M. Fisher         Vice President/Senior      None                      Mr. Fisher has served in
                           Municipal Bond Trader                                various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Patrick G. Fortier(10)     Vice President/            Vice President/           Mr. Fortier has served in
                           Portfolio Manager,         Portfolio Manager,        various executive
                           Equity Analyst             Equity Analyst            capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Denise A. Franchetti       Vice President/Portfolio   Vice                      Ms. Franchetti has served
                           Manager/Municipal Bond     President/Portfolio       in various executive
                           Credit Analyst             Manager/Municipal Bond    capacities within Delaware
                                                      Credit Analyst            Investments
-------------------------- -------------------------- ------------------------- ----------------------------
James A. Furgele           Vice President/            Vice President/           Mr. Furgele has served in
                           Investment Accounting      Investment Accounting     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Daniel V. Geatens          Vice                       Vice                      Mr. Geatens has served in
                           President/Investment       President/Investment      various executive
                           Accounting                 Accounting                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Barry S. Gladstein         Vice President/Portfolio   Vice President/Equity     Mr. Gladstein has served
                           Analyst                    Analyst                   in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Edward Gray(11)            Vice President/Senior      Vice President/Senior     Mr. Gray has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Brian T. Hannon            Vice President/Senior      None                      Mr. Hannon has served in
                           Portfolio Manager                                    various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Lisa L. Hansen(12)         Vice President/Head of     None                      Ms. Hansen has served in
                           Focus Growth Equity                                  various executive
                           Trading                                              capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Gregory M. Heywood(13)     Vice President/Equity      Vice                      Mr. Heywood has served in
                           Analyst                    President/Portfolio       various executive
                                                      Manager, Research         capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Sharon Hill                Vice President/Head of     Vice President/Head of    Ms. Hill has served in
                           Quantitative Research      Equity Quantitative       various executive
                           and Analytics              Research and Analytics    capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Christopher M. Holland     Vice President/Portfolio   None                      Mr. Holland has served in
                           Manager                                              various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael E. Hughes          Vice President/Senior      Vice President/Senior     Mr. Hughes has served in
                           Equity Analyst             Equity Analyst            various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Jordan L. Irving(14)       Vice President/Senior      Vice President/Senior     Mr. Irving has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Cynthia Isom               Vice President/Senior      Vice                      Ms. Isom has served in
                           Portfolio Manager          President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kenneth R. Jackson         Vice                       Vice                      Mr. Jackson has served in
                           President/Quantitative     President/Quantitative    various executive
                           Analyst                    Analyst                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Audrey E. Kohart           Vice President/Financial   Vice                      Ms. Kohart has served in
                           Planning and Reporting     President/Financial       various executive
                                                      Planning and Reporting    capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Andrew Kronschnabel        Vice President/High        None                      Mr. Kronschnabel has
                           Grade Trader                                         served in various
                                                                                executive capacities
                                                                                within Delaware Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Nikhil G. Lalvani          Vice President/Senior      Vice President/Senior     Mr. Lalvani has served in
                           Equity Analyst             Equity Analyst            various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Steven T. Lampe            Vice President/Portfolio   Vice                      Mr. Lampe has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Alfio Leone IV             Vice President/High        None                      Mr. Leone has served in
                           Grade Trader                                         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Anthony A. Lombardi(15)    Vice President/Senior      Vice President/Senior     Mr. Lombardi has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Francis P. Magee           Vice President/Equity      None                      Mr. Magee has served in
                           Business Manager                                     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Charles (Tom) T.           Vice President/High        None                      Mr. McClintic has served
McClintic                  Yield Trader                                         in various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael S. Morris          Vice President/Portfolio   Vice                      Mr. Morris has served in
                           Manager/Senior Equity      President/Portfolio       various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Scott Moses                Vice President/High        None                      Mr. Moses has served in
                           Grade Trader                                         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Philip O. Obazee           Vice President/            Vice President/           Mr. Obazee has served in
                           Derivatives Manager        Derivatives Manager       various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Donald G. Padilla          Vice President/Portfolio   Vice                      Mr. Padilla has served in
                           Manager/Senior Equity      President/Portfolio       various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Daniel J. Prislin(16)      Vice President/Senior      Vice President/Senior     Mr. Prislin has served in
                           Portfolio Manager/Equity   Portfolio                 various executive
                           Analyst                    Manager/Senior Equity     capacities within Delaware
                                                      Analyst                   Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Craig S. Remsen            Vice President/Senior      Vice President/Senior     Mr. Remsen has served in
                           Credit Research Analyst    Credit Research Analyst   various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Carl Rice(17)              Vice President/Senior      Vice President/Senior     Mr. Rice has served in
                           Investment Specialist,     Investment Specialist,    various executive
                           Large Cap Value Focus      Large Cap Value Focus     capacities within Delaware
                           Equity                     Equity                    Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Joseph T. Rogina           Vice President/Equity      None                      Mr. Rogina has served in
                           Trader                                               various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kevin C. Schildt           Vice President/Senior      Vice President/Senior     Mr. Schildt has served in
                           Municipal Credit Analyst   Municipal Credit Analyst  various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Richard D. Seidel          Vice President/Assistant   None                      Mr. Seidel has served in
                           Controller/-Assistant                                various executive
                           Treasurer                                            capacities within Delaware
                                                                                Investments

                                                                                Vice President/Assistant
                                                                                Controller/Manager -
                                                                                Payroll - Lincoln National
                                                                                Investment Companies, Inc.
-------------------------- -------------------------- ------------------------- ----------------------------
Brenda L. Sprigman         Vice President/Business    None                      Ms. Sprigman has served in
                           Manager - Fixed Income                               various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Michael T. Taggart         Vice                       None                      Mr. Taggart has served in
                           President/Facilities &                               various executive
                           Administrative Services                              capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Matthew Todorow            Vice President/Portfolio   Vice                      Mr. Todorow has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Spencer M. Tullo           Vice President/High        None                      Mr. Tullo has served in
                           Yield Trader                                         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Robert A. Vogel, Jr.(18)   Vice President/Senior      Vice President/Senior     Mr. Vogel has served in
                           Portfolio Manager          Portfolio Manager         various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Lori P. Wachs              Vice President/Portfolio   Vice                      Ms. Wachs has served in
                           Manager                    President/Portfolio       various executive
                                                      Manager                   capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Laura A. Wagner            Vice President/            Vice President/           Ms. Wagner has served in
                           Investment Accounting      Investment Accounting     various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------
Kathryn R. Williams        Vice President/Associate   Vice                      Ms. Williams has served in
                           Genera; Counsel/           President/Associate       various executive
                           Assistant Secretary        Genera; Counsel/          capacities within Delaware
                                                      Assistant Secretary       Investments
-------------------------- -------------------------- ------------------------- ----------------------------
James J. Wright            Vice President/Senior      None                      Mr. Wright has served in
                           Equity Analyst                                       various executive
                                                                                capacities within Delaware
                                                                                Investments
-------------------------- -------------------------- ------------------------- ----------------------------

------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(4)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(13) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27. Principal Underwriters.

     (a)(1)    Delaware  Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2)    Information with  respect to  each  officer  and  partner  of the principal  underwriter  and the  Registrant  is  provided  below.
               Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market
               Street, Philadelphia, PA 19103-7094.

------------------------------- ------------------------------------------- --------------------------------------
Name and Principal              Positions and Offices                       Positions and Offices
Business Address                with Underwriter                            with Registrant
------------------------------- ------------------------------------------- --------------------------------------
Delaware Distributors, Inc.     General Partner                             None
------------------------------- ------------------------------------------- --------------------------------------
Delaware Capital Management     Limited Partner                             None
------------------------------- ------------------------------------------- --------------------------------------
Delaware Investment Advisers    Limited Partner                             None
------------------------------- ------------------------------------------- --------------------------------------
Kevin J. Lucey                  President/Chief Executive Officer           None
------------------------------- ------------------------------------------- --------------------------------------
Philip N. Russo                 Executive Vice President                    None
------------------------------- ------------------------------------------- --------------------------------------
Douglas L. Anderson             Senior Vice President/Operations            None
------------------------------- ------------------------------------------- --------------------------------------
Michael P. Bishof               Senior Vice President/Investment            Senior Vice President/Chief
                                Accounting                                  Financial Officer
------------------------------- ------------------------------------------- --------------------------------------
Jeffrey M. Kellogg              Senior Vice President/Senior Product        None
                                Manager/Communications Manager
------------------------------- ------------------------------------------- --------------------------------------
Deb Landsman-Yaros              Senior Vice President/Head of Retail        None
                                Investor Services
------------------------------- ------------------------------------------- --------------------------------------
Thomas M. McConnell             Senior Vice President/Senior 529 Plans      None
                                Product Manager
------------------------------- ------------------------------------------- --------------------------------------
Carolyn McIntyre                Senior Vice President/Human Resources       None
------------------------------- ------------------------------------------- --------------------------------------
Brian L. Murray, Jr.            Senior Vice President/Compliance            Senior Vice President/Chief
                                                                            Compliance Officer
------------------------------- ------------------------------------------- --------------------------------------
David P. O'Connor               Senior Vice President/Strategic             Senior Vice President/Strategic
                                Investment Relationships and                Investment Relationships and
                                Initiatives/General Counsel                 Initiatives/General Counsel/
                                                                            Chief Legal Officer
------------------------------- ------------------------------------------- --------------------------------------
Daniel J. Perullo               Senior Vice President/Eastern Director,     None
                                Institutional Sales
------------------------------- ------------------------------------------- --------------------------------------
Robert E. Powers                Senior Vice President/Senior Domestic       None
                                Sales Manager
------------------------------- ------------------------------------------- --------------------------------------
Richard Salus                   Senior Vice President/Controller/           None
                                Treasurer/Financial Operations Principal
------------------------------- ------------------------------------------- --------------------------------------
James L. Shields                Senior Vice President/Chief Information     None
                                Officer
------------------------------- ------------------------------------------- --------------------------------------
Trevor M. Blum                  Vice President/Senior Consultant            None
                                Relationship Manager
------------------------------- ------------------------------------------- --------------------------------------
E. Zoe Bradley                  Vice President/Product Management Manager   None
------------------------------- ------------------------------------------- --------------------------------------
Mel Carrozza                    Vice President/Client Services              None
------------------------------- ------------------------------------------- --------------------------------------
Anthony G. Ciavarelli           Vice President/Counsel/Assistant Secretary  Vice President/Associate
                                                                            General Counsel/Assistant
                                                                            Secretary
------------------------------- ------------------------------------------- --------------------------------------
David F. Connor                 Vice President/Deputy General Counsel/      Vice President/Deputy General
                                Secretary                                   Counsel/Secretary
------------------------------- ------------------------------------------- --------------------------------------
Joel A. Ettinger                Vice President/Taxation                     Vice President/Taxation
------------------------------- ------------------------------------------- --------------------------------------
Edward M. Grant                 Vice President/Senior Domestic Sales        None
                                Manager
------------------------------- ------------------------------------------- --------------------------------------
Audrey Kohart                   Vice President/Financial Planning and       Vice President/Financial
                                Reporting                                   Planning and Reporting
------------------------------- ------------------------------------------- --------------------------------------
Josephine O'Brien               Vice President/RFP Group Manager            None
------------------------------- ------------------------------------------- --------------------------------------
Marlene D. Petter               Vice President/Marketing Communications     None
------------------------------- ------------------------------------------- --------------------------------------
Christian Reimer                Vice President/529 Plans Product Manager    None
------------------------------- ------------------------------------------- --------------------------------------
Richard D. Seidel               Vice President/Assistant                    None
                                Controller/Assistant Treasurer
------------------------------- ------------------------------------------- --------------------------------------
Michael T. Taggart              Vice President/Facilities &                 None
                                Administrative Services
------------------------------- ------------------------------------------- --------------------------------------
Molly Thompson                  Vice President/Associate Product            None
                                Management Manager
------------------------------- ------------------------------------------- --------------------------------------
Kathryn R. Williams             Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                Secretary                                   Counsel/Assistant Secretary
------------------------------- ------------------------------------------- --------------------------------------

     (b)(1)    Lincoln  Financial  Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler for all the mutual funds in the Delaware
               Investments Family of Funds.

     (b)(2)    Information  with  respect to each officer and partner of LFD and the Registrant is provided below.  Unless  otherwise  noted,  the principal  business address of each officer and partner of LFD is
               2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------- --------------------------------------------- ------------------------
Name and Principal                                                          Positions and Offices
Business Address             Positions and Office with LFD                  with Registrant
---------------------------- --------------------------------------------- ------------------------
Westley V. Thompson          President/Chief Executive Officer                    None
---------------------------- --------------------------------------------- ------------------------
David M. Kittredge           Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
Terrance Mullen              Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
Donald Roberson              Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
Margaret Skinner             Senior Vice President                                None
---------------------------- --------------------------------------------- ------------------------
David L. Ahrendt(1)          Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Patrick J. Caulfield(2)      Vice President/Chief Compliance Officer              None
---------------------------- --------------------------------------------- ------------------------
Phillip Cramer               Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Frederick J. Crawford        Vice President/Treasurer                             None
---------------------------- --------------------------------------------- ------------------------
Daniel P. Hickey(2)          Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Rochelle Krombolz            Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
William Lamoin               Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Gregory Smith                Vice President                                       None
---------------------------- --------------------------------------------- ------------------------
Michael S. Smith(3)          Vice President/Chief Financial                       None
                             Officer/Chief Administrative Officer
--------------------------- ---------------------------------------------- ------------------------
Joyce L. Byrer               Secretary                                            None
---------------------------- --------------------------------------------- ------------------------

---------------------------------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

---------------------------------------------------------------------------------------------------

     (c)  Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment  Company Act of 1940
          and the rules under that section are  maintained  in  Philadelphia  at
          2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration  Statement under to Rule 485(b) under the
Securities  Act of 1933 and has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of  Philadelphia  and  Commonwealth of Pennsylvania on this 27th day of October,
2006.

                                         DELAWARE GROUP EQUITY FUNDS III

                                      By:     /s/ Patrick P. Coyne
                                                  Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                  Title                                 Date
-------------------------- ------------------------------------ ----------------

/s/ Patrick P. Coyne       Chairman/President/Chief             October 27, 2006
Patrick P. Coyne           Executive Officer (Principal
                           Executive Officer) and Trustee

Thomas L. Bennett    *     Trustee                              October 27, 2006
Thomas L. Bennett

John A. Fry          *     Trustee                              October 27, 2006
John A. Fry

Anthony D. Knerr     *     Trustee                              October 27, 2006
Anthony D. Knerr

Lucinda S. Landreth  *     Trustee                              October 27, 2006
Lucinda S. Landreth

Ann R. Leven         *     Trustee                              October 27, 2006
Ann R. Leven

Thomas F. Madison    *     Trustee                              October 27, 2006
Thomas F. Madison

Janet L. Yeomans     *     Trustee                              October 27, 2006
Janet L. Yeomans

J. Richard Zecher    *     Trustee                              October 27, 2006
J. Richard Zecher

Michael P. Bishof    *     Senior Vice President/Chief          October 27, 2006
Michael P. Bishof          Financial Officer (Principal
                           Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                        (Delaware Group Equity Funds III)

Exhibit No.              Exhibit

EX-99.e.1.ii.       Executed  Second Amended and Restated Financial Intermediary
                    Distribution  Agreement  (August 21, 2003) between  Delaware
                    Distributors,  L.P. and Lincoln Financial Distributors, Inc.
                    on behalf of the Registrant

EX-99.e.1.iii.      Executed  Amendment No. 1 (October 31, 2005) to  Appendix  A
                    to  Second  Amended  and  Restated  Financial   Intermediary
                    Distribution Agreement

EX-99.h.2.ii.       Executed Amendment No. 31 (August 31, 2006) to Schedule A to
                    the  Delaware  Investments  Family of Funds Fund  Accounting
                    Agreement

EX-99.h.3.          Form   of  Investment  Advisory  Expense  Limitation  Letter
                    (October 2006) between Delaware Management Company, a series of Delaware  Management  Business Trust, and Registrant,  on
                    behalf of Delaware Small Cap Growth Fund

EX-99.h.4.          Form   of  Investment  Advisory  Expense  Limitation  Letter
                    (October 2006) between Delaware Management Company, a series of Delaware  Management  Business Trust, and Registrant,  on
                    behalf of Delaware Trend Fund

EX-99.h.5.          Form  of  Distribution  Expense  Limitation  Letter (October
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of Delaware American Services Fund

EX-99.h.6.          Form  of  Distribution  Expense  Limitation  Letter (October
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of Delaware Small Cap Growth Fund

EX-99.h.7.          Form  of  Distribution  Expense  Limitation  Letter (October
                    2006) between Delaware Distributors, L.P. and Registrant, on behalf of Delaware Trend Fund

EX-99.j.            Consent  of  Independent  Registered  Public Accounting Firm
                    (October 2006)

EX-99.p.1.          Code  of Ethics for the Delaware Investments Family of Funds
                    (February 2006)

EX-99.p.2.          Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.          Code  of  Ethics  for  Lincoln  Financial Distributors, Inc.
                    (December 2005)

EX-99.q.            Powers of Attorney (August 16, 2006)